                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04984

                            AMERICAN AADVANTAGE FUNDS
               (Exact name of registrant as specified in charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of principal executive offices) (Zip code)

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: DECEMBER 31, 2004

                  Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS.

The American AAdvantage International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2004 is provided below.

                                               MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                                                                                                         VALUE
 COUNTRY                  INDUSTRY*                   SHARES HELD                COMMON STOCK                      (IN U.S. DOLLARS)
 -------                  ---------                   -----------                ------------                      -----------------
AUSTRALIA    Beverages - 0.1%                           28,444     Coca-Cola Amatil Limited                        $       144,635
                                                        86,856     Foster's Brewing Group Limited                          297,584
                                                         8,843     Southcorp Limited                                        21,586
                                                                                                                   ---------------
                                                                                                                           463,805
                                                                                                                   ---------------
             Biotechnology - 0.0%                        5,290     CSL Limited                                             108,823
                                                                                                                   ---------------
             Capital Markets - 0.1%                      8,347     Macquarie Bank Limited                                  219,596
                                                                                                                   ---------------
             Chemicals - 0.0%                           14,548     Orica Limited                                           182,305
                                                                                                                   ---------------
             Commercial Banks - 0.8%                    72,350     Australia and New Zealand Banking Group Ltd.            996,776
                                                        44,375     Commonwealth Bank of Australia                          970,398
                                                        53,766     National Australia Bank Limited                       1,050,747
                                                        68,655     Westpac Banking Corporation Limited                     881,717
                                                                                                                   ---------------
                                                                                                                         3,899,638
                                                                                                                   ---------------
             Commercial Services & Supplies - 0.0%      26,433     Brambles Industries Limited                             135,559
                                                                                                                   ---------------
             Construction & Engineering - 0.0%           7,743     Leighton Holdings Limited                                53,731
                                                                                                                   ---------------
             Construction Materials - 0.1%              19,286     Boral Limited                                            96,252
                                                        36,728     CSR Limited                                              65,180
                                                         3,992     James Hardie Industries NV                               16,656
                                                        44,550     Rinker Group Limited                                    278,488
                                                                                                                   ---------------
                                                                                                                           456,576
                                                                                                                   ---------------
             Containers & Packaging - 0.0%              41,043     Amcor Limited                                           213,458
                                                                                                                   ---------------
             Diversified Financial Services - 0.1%       1,250     Australian Stock Exchange Limited                        14,759
                                                        25,328     Suncorp-Metway Limited                                  280,693
                                                                                                                   ---------------
                                                                                                                           295,452
                                                                                                                   ---------------
             Diversified Telecommunication
             Services - 0.00%                           53,812     Telstra Corporation Limited                             181,251
                                                                                                                   ---------------
             Food & Staples Retailing - 0.1%            49,639     Coles Myer Limited                                      336,189
                                                        32,686     Woolworths Limited                                      322,469
                                                                                                                   ---------------
                                                                                                                           658,658
                                                                                                                   ---------------
             Gas Utilities - 0.0%                       20,590     Australian Gas Light Company Limited                    199,107
                                                                                                                   ---------------
             Health Care Equipment & Supplies - 0.0%     7,344     Pacific Dunlop Limited                                   47,026
                                                                                                                   ---------------
             Health Care Providers & Services - 0.0%    40,746     Mayne Nickless Limited                                  116,582
                                                         2,368     Sonic Healthcare Limited                                 17,067
                                                                                                                   ---------------
                                                                                                                           133,649
                                                                                                                   ---------------
             Hotels, Restaurants & Leisure - 0.1%        4,629     Aristocrat Leisure Limited                               25,986
                                                        25,151     TABCORP Holdings Limited                                277,826
                                                                                                                   ---------------
                                                                                                                           303,812
                                                                                                                   ---------------
             IT Services - 0.0%                         11,639     Computershare Limited                                    34,313
                                                                                                                   ---------------
             Industrial Conglomerates - 0.1%            16,631     Wesfarmers Limited                                      385,493
                                                                                                                   ---------------
             Insurance - 0.2%                           60,890     AMP Limited                                             274,778
                                                        45,366     National Mutual Holdings Limited                        130,458
                                                        74,999     Insurance Austrailia Group Limited                      282,493
                                                        20,088     QBE Insurance Group Limited                             190,619
                                                                                                                   ---------------
                                                                                                                           878,348
                                                                                                                   ---------------
             Media - 0.1%                               13,345     John Fairfax Holdings Limited                            35,863
                                                        55,878     The News Corporation Limited                            461,821
                                                         6,114     Publishing & Broadcasting Limited                        60,673
                                                                                                                   ---------------
                                                                                                                           558,357
                                                                                                                   ---------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                         VALUE
COUNTRY                    INDUSTRY*             SHARES HELD                 COMMON STOCK                          (IN U.S. DOLLARS)
-------                    ---------             -----------                 ------------                          -----------------
AUSTRALIA   Metals & Mining - 0.5%                  60,157   Alumina Limited                                          $   244,890
(CONCLUDED)                                        147,078   BHP Billiton Limited                                       1,529,856
                                                    18,416   Blue Scope Steel Limited                                     116,055
                                                    11,751   Newcrest Mining Limited                                      129,295
                                                    23,360   OneSteel Limited                                              51,439
                                                     9,648   Rio Tinto Limited                                            265,354
                                                    32,240   WMC Resources Limited                                        125,172
                                                                                                                      -----------
                                                                                                                        2,462,061
                                                                                                                      -----------
            Oil & Gas - 0.1%                        20,741   Origin Energy Limited                                         91,194
                                                    11,371   Santos Limited                                                60,539
                                                    13,785   Woodside Petroleum Limited                                   194,711
                                                                                                                      -----------
                                                                                                                          346,444
                                                                                                                      -----------
            Paper & Forest Products - 0.0%           5,300   Paperlinx Limited                                             20,462
                                                                                                                      -----------
            Real Estate - 0.3%                       6,426   CFS Gandel Retail Trust                                        7,075
                                                    14,146   Centro Properties Group                                       47,340
                                                   103,313   Gandel Retail Trust                                          115,994
                                                    79,688   General Property Trust                                       212,994
                                                    31,118   Investa Property Group                                        45,081
                                                    18,025   Lend Lease Corporation Limited                               149,104
                                                    32,177   Macquarie Goodman Industrial Trust                            41,953
                                                    44,266   Mirvac Group                                                 139,479
                                                    64,888   Stockland                                                    267,143
                                                    58,658   Westfield Group (a)                                          646,257
                                                                                                                      -----------
                                                                                                                        1,672,420
                                                                                                                      -----------
            Road & Rail - 0.0%                      15,862   Toll Holdings Limited                                        132,933
                                                                                                                      -----------
            Transportation Infrastructure - 0.1%    93,002   Macquarie Infrastructure Group                               251,949
                                                    16,500   Patrick Corporation Limited                                   67,528
                                                    10,812   Transurban Group                                              42,524
                                                                                                                      -----------
                                                                                                                          362,001
                                                                                                                      -----------
                                                             TOTAL COMMON STOCKS IN AUSTRALIA                          14,405,277
                                                                                                                      -----------
AUSTRIA     Building Products - 0.0%                 3,993   Wienerberger Baustoffindustrie AG                            149,771
                                                                                                                      -----------
            Commercial Banks - 0.1%                  1,063   Bank Austria Creditanstalt                                    75,386
                                                     6,135   Erste Bank der oesterreichischen Sparkassen AG               255,259
                                                                                                                      -----------
                                                                                                                          330,645
                                                                                                                      -----------
            Construction Materials - 0.0%               53   RHI AG (a)                                                     1,172
                                                                                                                      -----------
            Containers & Packaging - 0.0%              568   Mayr-Melnhof Karton AG                                        79,717
                                                                                                                      -----------
            Diversified Telecommunication
            Services - 0.1%                         12,311   Telekom Austria AG                                           172,474
                                                                                                                      -----------
            Electric Utilities - 0.0%                   47   Oesterreichische
                                                             Elektrizitaetswirtschafts-AG "Verbund" 'A'                     8,195
                                                                                                                      -----------
            Metals & Mining - 0.0%                     906   Boehler-Uddeholm AG                                           83,651
                                                                                                                      -----------
            Oil & Gas - 0.0%                           447   OMV AG                                                       102,985
                                                                                                                      -----------
            Real Estate - 0.0%                       4,408   Immofinanz Immobilien Anlagen AG (a)                          36,571
                                                                                                                      -----------
            Transportation Infrastructure - 0.0%     1,446   Flughafen Wien AG                                             88,001
                                                                                                                      -----------
                                                             TOTAL COMMON STOCKS IN AUSTRIA                             1,053,181
                                                                                                                      -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                             VALUE
COUNTRY                  INDUSTRY*                     SHARES HELD    COMMON STOCK                      (IN U.S. DOLLARS)
-------                  ---------                     -----------    ------------                      -----------------
BELGIUM  Beverages - 0.0%                                  5,905    Interbrew SA                        $         196,845
                                                                                                        -----------------
         Chemicals - 0.1%                                  3,170    Solvay SA                                     293,317
                                                                                                        -----------------
         Commercial Banks - 0.2%                          22,151    Dexia                                         413,774
                                                           5,259    KBC Bancassurance Holding                     342,260
                                                                                                        -----------------
                                                                                                                  756,034
                                                                                                        -----------------
         Distributors - 0.0%                                 222    D'leteren SA                                   41,083
                                                                                                        -----------------
         Diversified Financial Services - 0.3%            47,907    Fortis                                      1,140,029
                                                           3,292    Groupe Bruxelles Lambert SA                   229,578
                                                                                                        -----------------
                                                                                                                1,369,607
                                                                                                        -----------------
         Diversified Telecommunication Services - 0.0%     5,168    Belgacom SA (a)                               185,114
                                                                                                        -----------------
         Electric Utilities - 0.1%                         1,105    Electrabel SA                                 397,038
                                                                                                        -----------------
         Electrical Equipment - 0.0%                       1,022    Bekaert NV                                     63,784
                                                                                                        -----------------
         Electronic Equipment & Instruments - 0.0%           520    Barco NV (New Shares)                          44,692
                                                                                                        -----------------
         Food & Staples Retailing - 0.1%                   1,110    Colruyt NV                                    155,784
                                                           1,135    Delhaize Group                                 72,105
                                                             950    Delhaize Group (ADR)(b)                        60,050
                                                                                                        -----------------
                                                                                                                  287,939
                                                                                                        -----------------
         Health Care Equipment & Supplies - 0.0%           1,608    Omega Pharma SA                                78,607
                                                                                                        -----------------
         Leisure Equipment & Products - 0.0%               2,040    Agfa Gevaert NV                                59,161
                                                                                                        -----------------
         Marine - 0.0%                                       358    Compagnie Maritime Belge SA (CMB)              62,071
                                                                                                        -----------------
         Metals & Mining - 0.0%                               52    Umicore (a)                                         7
                                                             202    Union Miniere SA                               14,739
                                                                                                        -----------------
                                                                                                                   14,747
                                                                                                        -----------------
         Pharmaceuticals - 0.1%                            4,595    UCB SA                                        244,659
                                                                                                        -----------------
         Wireless Telecommunication Services - 0.0%          900    Mobistar SA (a)                                64,274
                                                                                                        -----------------
                                                                    TOTAL COMMON STOCKS IN BELGIUM              4,158,971
                                                                                                        -----------------
BERMUDA  Marine - 0.0%                                       425    Ship Finance International Limited              8,549
                                                                                                        -----------------
         Oil & Gas - 0.0%                                    791    Frontline Limited                              37,074
                                                                                                        -----------------
                                                                    TOTAL COMMON STOCKS IN BERMUDA                 45,622
                                                                                                        -----------------
DENMARK  Beverages - 0.0%                                    356    Carlsberg A/S 'B'                              16,637
                                                                                                        -----------------
         Chemicals - 0.0%                                  2,267    Novozymes A/S 'B'                             102,158
                                                                                                        -----------------
         Commercial Banks - 0.1%                          16,440    Danske Bank                                   432,155
                                                                                                        -----------------
         Commercial Services & Supplies - 0.0%             2,439    ISS A/S                                       129,245
                                                                                                        -----------------
         Construction & Engineering - 0.0%                 1,417    FLS Industries A/S 'B' (a)                     17,501
                                                                                                        -----------------
         Diversified Telecommunication Services - 0.0%     5,926    TDC A/S                                       209,679
                                                                                                        -----------------
         Electrical Equipment - 0.0%                         820    NKT Holding A/S                                18,750
                                                           3,995    Vestas Wind Systems A/S                        57,842
                                                                                                        -----------------
                                                                                                                   76,592
                                                                                                        -----------------
         Food Products - 0.1%                              2,039    A/S Det Ostasiatiske Kompagni                  89,842
                                                           2,482    Danisco A/S                                   130,902
                                                                                                        -----------------
                                                                                                                  220,744
                                                                                                        -----------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                  VALUE
COUNTRY                   INDUSTRY*                   SHARES HELD                COMMON STOCK                (IN U.S. DOLLARS)
-------                   ---------                   -----------                ------------                -----------------
DENMARK      Health Care Equipment & Supplies - 0.0%          93    Coloplast A/S 'B'                          $     8,987
(CONCLUDED)                                                5,043    GN Store Nord A/S                               50,922
                                                           1,530    William Demant A/S (a)                          67,542
                                                                                                               -----------
                                                                                                                   127,451
                                                                                                               -----------
             Household Durables - 0.0%                       464    Bang & Olufsen Holding A/S 'B'                  27,027
                                                                                                               -----------
             Insurance - 0.0%                                907    Topdanmark A/S (a)                              58,281
                                                                                                               -----------
             Marine - 0.1%                                    51    A P Moller - Maersk A/S                        390,697
                                                                                                               -----------
             Pharmaceuticals - 0.1%                        3,519    H. Lundbeck A/S                                 63,724
                                                          11,340    Novo Nordisk A/S 'B'                           620,789
                                                                                                               -----------
                                                                                                                   684,513
                                                                                                               -----------
             Road & Rail - 0.0%                            1,730    DSV, De Sammensluttede
                                                                    Vognmaend af 13-7-1976 A/S                      91,385
                                                                                                               -----------
                                                                    TOTAL COMMON STOCKS IN DENMARK               2,584,064
                                                                                                               -----------
FINLAND      Auto Components - 0.0%                          671    Nokian Renkaat Oyj                              72,921
                                                                                                               -----------
             Communications Equipment - 0.5%               1,270    Nokia Corp. (ADR) (b)                           17,424
                                                         161,627    Nokia Oyj 'A'                                2,224,207
                                                                                                               -----------
                                                                                                                 2,241,631
                                                                                                               -----------
             Diversified Telecommunication
             Services - 0.0%                               5,791    Elisa Oyj 'A'                                   76,599
                                                                                                               -----------
             Electric Utilities - 0.1%                    17,716    Fortum Corporation, the IVO-Neste Group        247,537
                                                                                                               -----------
             IT Services - 0.0%                            4,663    Tietoenator Oyj                                135,057
                                                                                                               -----------
             Insurance - 0.0%                              6,594    Pohjola Group PLC 'D'                           67,975
                                                           9,526    Sampo Insurance Company Ltd. 'A'               105,298
                                                                                                               -----------
                                                                                                                   173,273
                                                                                                               -----------
             Leisure Equipment & Products - 0.0%           1,968    Amer Group Ltd.                                 92,882
                                                                                                               -----------
             Machinery - 0.0%                              2,474    Kone Corporation 'B'                           149,026
                                                           4,366    Metso Corporation                               56,015
                                                             154    Wartsila Oyj 'B'                                 3,634
                                                                                                               -----------
                                                                                                                   208,675
                                                                                                               -----------
             Metals & Mining - 0.0%                          447    Outokumpu Oyj                                    7,661
                                                           9,293    Rautaruukki Oyj                                 90,604
                                                                                                               -----------
                                                                                                                    98,265
                                                                                                               -----------
             Paper & Forest Products - 0.2%               28,300    Stora Enso Oyj 'R'                             382,417
                                                          18,569    UPM-Kymmene Oyj                                353,551
                                                                                                               -----------
                                                                                                                   735,968
                                                                                                               -----------
                                                                    TOTAL COMMON STOCKS IN FINLAND               4,082,808
                                                                                                               -----------
FRANCE       Aerospace & Defense - 0.0%                    4,810    Thales SA                                      160,104
                                                             986    Zodiac SA                                       36,395
                                                                                                               -----------
                                                                                                                   196,499
                                                                                                               -----------
             Airlines - 0.0%                               3,419    Groupe Air France                               53,844
                                                                                                               -----------
             Auto Components - 0.1%                        4,708    Compagnie Generale des
                                                                    Etablissements Michelin 'B'                    239,273
                                                           3,351    Valeo SA                                       122,694
                                                                                                               -----------
                                                                                                                   361,967
                                                                                                               -----------
             Automobiles - 0.2%                            5,945    PSA Peugeot Citroen                            366,231
                                                           8,014    Renault SA                                     655,431
                                                                                                               -----------
                                                                                                                 1,021,662
                                                                                                               -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                  VALUE
COUNTRY                     INDUSTRY*                 SHARES HELD               COMMON STOCK                 (IN U.S. DOLLARS)
-------                     ---------                 -----------               ------------                 -----------------
FRANCE       Beverages - 0.0%                             1,695    Pernod Ricard                               $     225,045
                                                                                                               -------------
(CONTINUED)  Building Products - 0.1%                    11,877    Compagnie de Saint-Gobain                         609,668
                                                                                                               -------------
             Chemicals - 0.1%                             3,543    Air Liquide                                       560,612
                                                                                                               -------------
             Commercial Banks - 0.7%                     28,297    BNP Paribas SA                                  1,827,533
                                                         21,536    Credit Agricole SA                                587,380
                                                         10,627    Societe Generale 'A'                              940,410
                                                                                                               -------------
                                                                                                                   3,355,323
                                                                                                               -------------
             Commercial Services & Supplies - 0.0%        1,954    Societe BIC SA                                     90,037
                                                                                                               -------------
             Communications Equipment  - 0.1%            40,836    Alcatel                                           478,781
                                                            946    Sagem SA (New Shares)                              90,529
                                                                                                               -------------
                                                                                                                     569,310
                                                                                                               -------------
             Construction & Engineering - 0.1%            4,785    Suez Lyonnaise des Eaux SA (a)                         59
                                                          2,440    Vinci SA                                          280,774
                                                                                                               -------------
                                                                                                                     280,833
                                                                                                               -------------
             Construction Materials - 0.1%                1,192    IMERYS SA                                          79,279
                                                          5,329    Lafarge SA (Ordinary)                             466,282
                                                                                                               -------------
                                                                                                                     545,561
                                                                                                               -------------
             Diversified Telecommunication
             Services - 0.2%                             39,867    France Telecom SA                                 993,267
                                                                                                               -------------
             Electrical Equipment - 0.1%                111,163    Alstom                                             66,271
                                                          9,735    Schneider SA                                      629,330
                                                                                                               -------------
                                                                                                                     695,601
                                                                                                               -------------
             Energy Equipment & Services - 0.0%             714    Compagnie Francaise
                                                                   d'Etudes et de Construction (Technip SA)          115,282
                                                                                                               -------------
             Food & Staples Retailing - 0.2%             19,212    Carrefour SA                                      903,628
                                                          2,040    Casino Guichard-Perrachon SA                      155,568
                                                                                                               -------------
                                                                                                                   1,059,196
                                                                                                               -------------
             Food Products - 0.1%                         7,854    Groupe Danone                                     617,470
                                                                                                               -------------
             Health Care Equipment & Supplies - 0.0%      3,031    Essilor International SA                          194,813
                                                                                                               -------------
             Hotels, Restaurants & Leisure - 0.1%         6,164    Accor SA                                          240,235
                                                          5,724    Sodexho Alliance SA                               151,426
                                                                                                               -------------
                                                                                                                     391,661
                                                                                                               -------------
             Household Durables - 0.0%                    7,780    Thomson Multimedia                                162,914
                                                                                                               -------------
             IT Services - 0.0%                           1,852    Atos Origin SA (a)                                102,243
                                                          3,475    Cap Gemini SA (a)                                  81,701
                                                                                                               -------------
                                                                                                                     183,944
                                                                                                               -------------
             Insurance - 0.2%                            53,086    Axa                                             1,074,045
                                                            775    CNP Assurances                                     50,341
                                                                                                               -------------
                                                                                                                   1,124,386
                                                                                                               -------------
             Media - 0.3%                                 5,839    Lagardere S.C.A.                                  362,167
                                                          4,855    Publicis SA                                       138,989
                                                          3,105    Societe Television Francaise 1                     88,080
                                                         28,319    Vivendi Universal SA (a)                          725,602
                                                          6,053    Vivendi Universal SA (ADR)(a)(b)                  155,744
                                                                                                               -------------
                                                                                                                   1,470,582
                                                                                                               -------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                      VALUE
COUNTRY                  INDUSTRY*                    SHARES HELD              COMMON STOCK                     (IN U.S. DOLLARS)
-------                  ---------                    -----------              ------------                     -----------------
FRANCE       Multiline Retail - 0.1%                     2,713     Pinault-Printemps-Redoute SA                    $    249,178
                                                                                                                   ------------
(CONCLUDED)  Multi-Utilities & Unregulated
             Power - 0.2%                               25,778     Suez SA                                              552,601
                                                         8,677     Veolia Environment                                   249,699
                                                                                                                   ------------
                                                                                                                        802,300
                                                                                                                   ------------
             Oil & Gas - 0.9%                           21,174     TotalFinaElf SA                                    4,312,890
                                                         4,140     TotalFinaElf SA 'STRIP' (a)                               51
                                                                                                                   ------------
                                                                                                                      4,312,941
                                                                                                                   ------------
             Personal Products - 0.2%                   11,713     L'Oreal SA                                           767,383
                                                                                                                   ------------
             Pharmaceuticals - 0.6%                     37,456     Sanofi-Aventis                                     2,716,788
                                                                                                                   ------------
             Real Estate - 0.1%                            880     Gecina                                                74,321
                                                         1,719     Klepierre                                            124,257
                                                         2,182     Unibail (Union du Credit-Bail Immobilier)            262,739
                                                                                                                   ------------
                                                                                                                        461,317
                                                                                                                   ------------
             Software - 0.4%                             2,821     Business Objects SA (a)                               65,168
                                                         3,179     Dassault Systemes SA                                 148,536
                                                                                                                   ------------
                                                                                                                        213,704
                                                                                                                   ------------
             Textiles, Apparel & Luxury Goods - 0.1%       189     Hermes International                                  35,844
                                                         9,557     LVMH (Louis Vuitton Moet Hennessy)                   638,001
                                                                                                                   ------------
                                                                                                                        673,845
                                                                                                                   ------------
             Transportation Infrastructure - 0.0%        2,314     Autoroutes du Sud de la France                       105,763
                                                                                                                   ------------
             Wireless Telecommunication
             Services - 0.1%                             9,808     Bouygues SA                                          367,882
                                                                                                                   ------------
                                                                   TOTAL COMMON STOCKS IN FRANCE                     25,550,580
                                                                                                                   ------------
GERMANY      Air Freight & Logistics - 0.1%             20,674     Deutsche Post AG (Registered Shares)                 401,333
                                                                                                                   ------------
             Airlines - 0.0%                             4,571     Deutsche Lufthansa AG (Registered Shares)             53,195
                                                                                                                   ------------
             Auto Components - 0.0%                      3,882     Continental AG                                       211,035
                                                                                                                   ------------
             Automobiles - 0.3%                         32,293     DaimlerChrysler AG                                 1,331,582
                                                         7,662     Volkswagen AG                                        294,907
                                                                                                                   ------------
                                                                                                                      1,626,489
                                                                                                                   ------------
             Capital Markets - 0.3%                     17,874     Deutsche Bank AG (Registered Shares)               1,284,685
                                                         3,609     Marschollek, Lautenschlaeger und Partner AG           58,002
                                                                                                                   ------------
                                                                                                                      1,342,687
                                                                                                                   ------------
             Chemicals - 0.4%                           18,678     BASF AG                                            1,100,749
                                                        21,327     Bayer AG                                             583,269
                                                         4,297     Linde AG                                             247,631
                                                                                                                   ------------
                                                                                                                      1,931,649
                                                                                                                   ------------
             Commercial Banks - 0.2%                    23,084     Bayerische Hypo-und Vereinsbank AG (a)               443,243
                                                        15,285     Commerzbank AG                                       284,190
                                                                                                                   ------------
                                                                                                                        727,433
                                                                                                                   ------------
             Construction Materials - 0.0%               2,446     Heidelberger Zement AG                               113,771
                                                                                                                   ------------
             Diversified Financial Services - 0.0%       3,942     Deutsche Boerse AG                                   199,364
                                                                                                                   ------------
             Diversified Telecommunication
             Services - 0.4%                            92,024     Deutsche Telekom AG (Registered Shares)            1,707,549
                                                                                                                   ------------
             Electric Utilities - 0.3%                  21,220     E.On AG                                            1,565,501
                                                                                                                   ------------
             Electronic Equipment &
             Instruments - 0.0%                          2,386     Epcos AG (a)                                          36,154
                                                                                                                   ------------
             Food & Staples Retailing - 0.1%             7,105     Metro AG                                             317,061
                                                                                                                   ------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                              VALUE
COUNTRY                   INDUSTRY*                   SHARES HELD             COMMON STOCK              (IN U.S. DOLLARS)
-------                   ---------                   -----------             ------------              -----------------
GERMANY      Health Care Providers & Services - 0.1%     1,949     Fresenius Medical Care AG              $    149,258
(CONCLUDED)                                              1,654     Gehe AG                                     112,779
                                                                                                          ------------
                                                                                                               262,037
                                                                                                          ------------
             Hotels, Restaurants & Leisure - 0.0%        3,494     TUI AG                                       65,484
                                                                                                          ------------
             Industrial Conglomerates - 0.4%            27,691     Siemens AG                                2,036,363
                                                           860     Siemens AG (ADR) (b)                         63,382
                                                                                                          ------------
                                                                                                             2,099,745
                                                                                                          ------------
             Insurance - 0.4%                           11,277     Allianz AG (Registered Shares)            1,135,749
                                                                   Muenchener Rueckversicherungs-
                                                         6,120     Gesellschaft AG (Registered Shares)         589,537
                                                                                                          ------------
                                                                                                             1,725,286
                                                                                                          ------------
             Machinery - 0.0%                            4,614     MAN AG                                      157,763
                                                                                                          ------------
             Metals & Mining - 0.1%                     15,315     Thyssen Krupp AG                            298,443
                                                                                                          ------------
             Multi-Utilities & Unregulated
                                                                                                          ------------
             Power - 0.1%                               14,731     RWE AG                                      704,026
                                                                                                          ------------
             Personal Products - 0.0%                      572     Beiersdorf AG                                54,269
                                                                                                          ------------
             Pharmaceuticals - 0.2%                      3,615     Altana AG                                   210,349
                                                         2,378     Merck KGaA                                  135,978
                                                         5,733     Schering AG                                 362,072
                                                                                                          ------------
                                                                                                               708,399
                                                                                                          ------------
             Semiconductors &                           21,933     Infineon Technologies AG (a)                223,919
             Semiconductor Equipment - 0.0%
             Software - 0.2%                             7,588     SAP AG (Systeme, Anwendungen,
                                                                   Produkte in der Datenverarbeitung)        1,178,979
                                                                                                          ------------
             Specialty Retail - 0.0%                     1,160     Douglas Holding AG                           34,289
                                                                                                          ------------
             Textiles, Apparel & Luxury Goods - 0.0%     1,491     Adidas-Salomon  AG                          208,052
                                                           481     Puma AG Rudolf Dassler Sport                128,872
                                                                                                          ------------
                                                                                                               336,924
                                                                                                          ------------
             Thrifts & Mortgage Finance - 0.0%           5,764     Hypo Real Estate Holding AG (a)             197,585
                                                                                                          ------------
                                                                   TOTAL COMMON STOCKS IN GERMANY           18,280,371
                                                                                                          ------------
GREECE       Beverages - 0.0%                            8,833     Hellenic Bottling Co.                       190,011
                                                                                                          ------------
             Commercial Banks - 0.3%                    13,336     Alpha Credit Bank                           339,548
                                                         3,787     Bank of Piraeus                              43,460
                                                         1,938     Commercial Bank of Greece                    42,700
                                                        15,709     EFG Eurobank Ergasias                       362,897
                                                        19,305     National Bank of Greece SA                  468,986
                                                                                                          ------------
                                                                                                             1,257,591
                                                                                                          ------------
             Communications Equipment - 0.0%            13,744     Intracom SA                                  51,039
                                                                                                          ------------
             Construction & Engineering - 0.0%           9,858     Technical Olympic SA                         45,301
                                                                                                          ------------
             Construction Materials - 0.0%               2,682     Titan Cement Company                         67,220
                                                                                                          ------------
             Diversified Telecommunication              14,796     Hellenic Telecommunications
             Services - 0.1%                                       Organization SA (OTE)                       199,203
                                                                                                          ------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                    VALUE
COUNTRY                  INDUSTRY*                   SHARES HELD              COMMON STOCK                     (IN U.S. DOLLARS)
-------                  ---------                   -----------              ------------                     -----------------
GREECE       Electric Utilities - 0.1%                  10,016     Public Power Corporation                       $    247,553
                                                                                                                  ------------
(CONCLUDED)  Hotels, Restaurants & Leisure - 0.0%        6,153     Greek Organization of Football Prognostics          118,146
                                                                                                                  ------------
                                                                   Viohalco, Hellenic Copper
             Metals & Mining - 0.0%                      4,057     and Aluminum Industry SA                             29,427
                                                                                                                  ------------
             Wireless Telecommunication
             Services - 0.0%                             6,600     Cosmote Mobile Telecommunications SA                108,695
                                                                                                                  ------------
                                                                   TOTAL COMMON STOCKS IN GREECE                     2,314,186
                                                                                                                  ------------
HONG KONG    Airlines - 0.0%                             2,263     Cathay Pacific Airways                                3,874
                                                                                                                  ------------
             Commercial Banks - 0.1%                    92,400     BOC Hong Kong (Holdings) Limited                    168,850
                                                        29,739     Bank of East Asia, Ltd.                              83,519
                                                        23,053     Hang Seng Bank Limited                              307,450
                                                                                                                  ------------
                                                                                                                       559,819
                                                                                                                  ------------
             Distributors - 0.0%                        52,719     Li & Fung Limited                                    75,718
                                                                                                                  ------------
             Diversified Financial Services - 0.0%      20,000     Hong Kong Exchanges & Clearing Ltd.                  45,524
                                                                                                                  ------------
             Diversified Telecommunication Services
             Services - 0.0%                            71,195     PCCW Limited (a)                                     47,019
                                                                                                                  ------------
             Electric Utilities - 0.1%                  56,687     CLP Holdings Limited                                324,214
                                                        63,000     Hongkong Electric Holdings Limited                  279,531
                                                                                                                  ------------
                                                                                                                       603,745
                                                                                                                  ------------
             Electrical Equipment - 0.0%                94,328     Johnson Electric Holdings Limited                    92,537
                                                                                                                  ------------
             Gas Utilities - 0.1%                      133,240     Hong Kong and China Gas Company Ltd.                248,606
                                                                                                                  ------------
             Hotels, Restaurants & Leisure - 0.0%       24,734     Shangri-La Asia Limited                              26,643
                                                                                                                  ------------
             Household Durables - 0.0%                  16,560     Techtronic Industries Company Limited                32,597
                                                                                                                  ------------
             Industrial Conglomerates - 0.1%            67,989     Hutchison Whampoa Limited                           531,842
                                                                                                                  ------------
             Media - 0.0%                               34,025     South China Morning Post Holdings Ltd.               14,617
                                                                                                                  ------------
             Real Estate - 0.4%                         12,000     Amoy Properties Limited                              17,697
                                                        47,735     Cheung Kong Holdings                                408,604
                                                        36,491     Henderson Land Development Company Limited          174,545
                                                        47,890     New World Development Company Ltd.                   45,138
                                                        48,421     Sino Land Company Limited                            36,014
                                                        44,324     Sun Hung Kai Properties Ltd.                        417,773
                                                        43,077     Swire Pacific Limited 'A'                           299,681
                                                        56,107     Wharf Holdings                                      188,869
                                                                                                                  ------------
                                                                                                                     1,588,321
                                                                                                                  ------------
             Road & Rail - 0.0%                         24,500     MTR Corporation Limited                              36,916
                                                                                                                  ------------
             Semiconductors &
             Semiconductor Equipment - 0.0%              5,004     ASM Pacific Technology Limited                       16,395
                                                                                                                  ------------
             Specialty Retail  - 0.0%                   16,000     Esprit Holdings Limited                              81,251
                                                       132,394     Giordano International Limited                       73,005
                                                                                                                  ------------
                                                                                                                       154,256
                                                                                                                  ------------
             Textiles, Apparel & Luxury
             Goods - 0.0%                               85,353     Texwinca Holdings Limited                            72,240
                                                        21,785     Yue Yuen Industrial (Holdings) Limited               56,292
                                                                                                                  ------------
                                                                                                                       128,532
                                                                                                                  ------------
             Transportation Infrastructure - 0.0%       18,465     Hopewell Holdings Limited                            38,478
                                                                                                                  ------------
                                                                   TOTAL COMMON STOCKS IN HONG KONG                  4,245,440
                                                                                                                  ------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                 VALUE
COUNTRY                    INDUSTRY*                SHARES HELD                 COMMON STOCK                (IN U.S. DOLLARS)
-------                    ---------                -----------                 ------------                -----------------
IRELAND      Airlines - 0.0%                           27,680    Ryanair Holdings PLC (a)                      $    137,514
                                                                                                               ------------
             Commercial Banks - 0.2%                   31,995    Allied Irish Banks PLC                             539,242
                                                       37,416    Bank of Ireland                                    503,882
                                                                                                               ------------
                                                                                                                  1,043,124
                                                                                                               ------------
             Construction Materials - 0.1%             22,784    CRH PLC                                            544,557
                                                                                                               ------------
             Distributors - 0.0%                        2,786    Grafton Group PLC                                   25,917
                                                                                                               ------------
             Diversified Financial Services - 0.1%     16,959    Depfa Bank PLC                                     231,273
                                                                                                               ------------
             Food Products - 0.0%                      22,304    Greencore Group PLC                                 77,841
                                                        4,710    Kerry Group PLC 'A'                                103,834
                                                                                                               ------------
                                                                                                                    181,675
                                                                                                               ------------
             Household Durables - 0.0%                 32,474    Waterford Wedgwood PLC                               5,243
                                                                                                               ------------
             Industrial Conglomerates - 0.0%            3,189    DCC PLC                                             58,223
                                                                                                               ------------
             Insurance - 0.1%                          13,484    Irish Life & Permanent PLC                         218,048
                                                                                                               ------------
             Media - 0.0%                              21,817    Independent News & Media PLC                        55,277
                                                                                                               ------------
             Pharmaceuticals - 0.1%                    17,121    Elan Corporation PLC (a)                           400,619
                                                                                                               ------------
                                                                 TOTAL COMMON STOCKS IN IRELAND                   2,901,470
                                                                                                               ------------
ITALY        Aerospace & Defense - 0.1%               312,371    Finmeccanica SpA                                   220,364
                                                                                                               ------------
             Automobiles - 0.0%                        12,307    Fiat SpA (a)                                        88,808
                                                                                                               ------------
             Capital Markets - 0.1%                    10,234    Banca Fideuram SpA                                  47,411
                                                       22,588    Mediobanca SpA                                     298,498
                                                       17,230    Mediolanum SpA                                     103,146
                                                                                                               ------------
                                                                                                                    449,055
                                                                                                               ------------
             Commercial Banks - 0.6%                   11,662    Banca Antonveneta SpA                              241,017
                                                       36,404    Banca Intesa SpA                                   107,699
                                                       52,096    Banca Monte dei Paschi di Siena SpA                153,605
                                                       21,822    Banca Nazionale del Lavoro SpA (Ordinary)           48,352
                                                       16,065    Banca Popolare di Milano Scrl (BPM)                100,761
                                                       16,381    Banche Populari Unite Scrl                         271,608
                                                       13,238    Banco Popolare di Verona e Novara Scrl             232,155
                                                       43,545    Capitalia SpA                                      160,031
                                                      110,210    Intesa BCI SpA                                     418,445
                                                       26,327    San Paolo-IMI SpA                                  297,226
                                                      136,509    Unicredito Italiano SpA                            688,349
                                                                                                               ------------
                                                                                                                  2,719,248
                                                                                                               ------------
             Construction Materials - 0.0%              5,565    Italcementi SpA                                     82,250
                                                                                                               ------------
             Diversified Financial Services - 0.0%      4,347    FinecoGroup SpA                                     25,753
                                                                                                               ------------
             Diversified Telecommunication
             Services - 0.3%                          278,521    Telecom Italia SpA                                 859,965
                                                      258,085    Telecom Italia SpA - RNC                           593,002
                                                                                                               ------------
                                                                                                                  1,452,967
                                                                                                               ------------
             Electric Utilities - 0.1%                 76,006    Enel SpA                                           621,148
                                                                                                               ------------
             Gas Utilities - 0.0%                      21,946    Snam Rete Gas SpA                                  106,029
                                                                                                               ------------

                                               MASTER INTERNATIONAL INDEX SERIES


                                                                                                        VALUE
COUNTRY                   INDUSTRY*                SHARES HELD        COMMON STOCK                 (IN U.S. DOLLARS)
-------                   ---------                -----------        ------------                 -----------------
ITALY        Hotels, Restaurants & Leisure - 0.0%      4,473    Autogrill SpA (a)                    $     63,605
                                                                                                     ------------
(CONCLUDED)  Industrial Conglomerates - 0.0%         119,974    Pirelli & C. SpA                          122,782
                                                                                                     ------------
             Insurance - 0.3%                         23,052    Alleanza Assicurazioni SpA                266,436
                                                      29,685    Assicurazioni Generali SpA                815,906
                                                      11,651    Riunione Adriatica di Sicurta SpA         223,801
                                                                                                     ------------
                                                                                                        1,306,143
                                                                                                     ------------
             Internet Software & Services - 0.0%     170,961    Telecom Italia Media SpA (a)               56,205
                                                       2,170    Tiscali SpA (a)                             7,897
                                                                                                     ------------
                                                                                                           64,102
                                                                                                     ------------
             Media - 0.1%                             13,547    Gruppo Editoriale L'Espresso SpA           74,873
                                                      18,663    Mediaset SpA                              211,860
                                                       5,198    Mondadori (Arnoldo) Editore SpA            49,194
                                                     171,874    Seat Pagine Gialle SpA                     55,971
                                                                                                     ------------
                                                                                                          391,898
                                                                                                     ------------
             Multiline Retail - 0.0%                   5,245    La Rinascente SpA                          13,029
                                                                                                     ------------
             Multi-Utilities & Unregulated
             Power - 0.0%                             16,589    Edison SpA (a)                             28,845
                                                                                                     ------------
             Oil & Gas - 0.4%                         79,504    ENI SpA                                 1,782,032
                                                       1,875    ENI SpA (ADR)(b)                          210,563
                                                                                                     ------------
                                                                                                        1,992,595
                                                                                                     ------------
             Textiles, Apparel & Luxury
             Goods - 0.1%                              5,296    Benetton Group SpA                         63,790
                                                       9,894    Bulgari SpA                                98,430
                                                       4,858    Luxottica Group SpA                        87,005
                                                                                                     ------------
                                                                                                          249,225
                                                                                                     ------------
             Transportation Infrastructure - 0.1%      9,895    Autotrade SpA                             211,836
                                                                                                     ------------
             Wireless Telecommunication
             Services - 0.1%                         119,449    Telecom Italia Mobile (TIM) SpA           643,567
                                                                                                     ------------
                                                                TOTAL COMMON STOCKS IN ITALY           10,853,247
                                                                                                     ------------
JAPAN        Air Freight & Logistics - 0.0%           11,000    Yamato Transport Co., Ltd.                151,404
                                                                                                     ------------
             Airlines - 0.0%                          28,000    Japan Airlines System Corporation          76,723
                                                                                                     ------------
             Auto Components - 0.3%                    3,200    Aisin Seiki Co. Ltd.                       78,973
                                                      21,000    Bridgestone Corp.                         389,648
                                                      21,600    Denso Corporation                         510,529
                                                       1,000    NGK Spark Plug Co., Ltd.                   10,416
                                                      12,000    Sanden Corporation                         78,937
                                                       7,000    Stanley Electric Co., Ltd.                 98,063
                                                       1,000    Toyoda Gosei Co., Ltd.                     19,371
                                                       8,000    Toyota Industries Corportion              181,826
                                                                                                     ------------
                                                                                                        1,367,763
                                                                                                     ------------
             Automobiles - 1.3%                       27,400    Honda Motor Co., Ltd.                   1,327,551
                                                      90,600    Nissan Motor Co., Ltd.                    986,436
                                                     107,000    Toyota Motor Corporation                4,096,902
                                                       9,000    Yamaha Motor Co., Ltd.                    136,370
                                                                                                     ------------
                                                                                                        6,547,259
                                                                                                     ------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                 VALUE
COUNTRY             INDUSTRY*          SHARES HELD             COMMON STOCK                (IN U.S. DOLLARS)
-------             ---------          -----------             ------------                -----------------
JAPAN        Beverages - 0.1%             9,000     Asahi Breweries Limited                   $    91,621
(CONTINUED)                              25,000     Kirin Brewery Company, Ltd.                   215,942
                                         27,000     Sapporo Breweries Limited                      87,211
                                         13,000     Takara Shuzo Co., Ltd.                         79,263
                                                                                              -----------
                                                                                                  474,037
                                                                                              -----------
             Building Products - 0.1%    21,000     Asahi Glass Company, Limited                  191,108
                                          2,000     Central Glass Co., Ltd.                        14,662
                                          5,000     Daikin Industries, Ltd.                       120,900
                                         12,000     JS Group Corporation                          219,389
                                         24,000     Nippon Sheet Glass Company, Ltd.               78,828
                                          9,000     Toto Limited                                   78,147
                                                                                              -----------
                                                                                                  703,034
                                                                                              -----------
             Capital Markets - 0.3%      35,000     Daiwa Securities Group Inc.                   221,658
                                          1,100     Jafco Co., Ltd.                                57,887
                                         44,000     The Nikko Securities Co., Ltd.                178,451
                                         65,000     The Nomura Securities Co., Ltd.               834,505
                                                                                              -----------
                                                                                                1,292,501
                                                                                              -----------
             Chemicals - 0.6%            58,000     Asahi Chemical Industry Co., Ltd.             250,492
                                          3,000     Daicel Chemical Industries, Ltd.               14,835
                                         30,000     Dainippon Ink and Chemicals, Inc.              66,416
                                          3,000     Denki Kagaku Kogyo Kabushiki Kaisha             9,119
                                          2,500     Hitachi Chemical Company, Ltd.                 36,520
                                         11,000     Ishihara Sangyo Kaisha, Ltd.                   21,558
                                          4,000     JSR Corporation                                64,601
                                         13,000     Kaneka Corporation                            127,623
                                         21,000     Kuraray Co., Ltd.                             157,383
                                         42,000     Mitsubishi Chemical Corporation               127,279
                                         18,000     Mitsubishi Gas Chemical Company, Inc.          76,759
                                          1,000     Mitsubishi Rayon Company, Ltd.                  3,284
                                         13,000     Mitsui Chemicals Inc.                          64,165
                                         12,000     Nissan Chemical Industries, Ltd.               92,002
                                          5,110     Nitto Denko Corporation                       235,065
                                          4,000     Nok Corporation                               122,669
                                         11,600     Shin-Etsu Chemical Co., Ltd.                  416,785
                                         18,000     Showa Denko K.K.                               42,952
                                         14,000     Sumitomo Bakelite Company Limited              84,344
                                         58,000     Sumitomo Chemical Co., Ltd.                   274,699
                                         43,000     Teijin Limited                                153,718
                                         56,000     Toray Industries, Inc.                        259,130
                                          6,000     Tosoh Corporation                              24,280
                                         57,000     Ube Industries, Ltd.                           74,990
                                                                                              -----------
                                                                                                2,800,668
                                                                                              -----------
             Commercial Banks - 1.1%     12,000     The 77 Bank, Ltd.                              67,396
                                         31,000     The Bank of Fukuoka, Ltd.                     147,947
                                         31,000     The Bank of Yokohama, Ltd. (a)                166,511

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                             VALUE
COUNTRY                 INDUSTRY*               SHARES HELD        COMMON STOCK                        (IN U.S. DOLLARS)
-------                 ---------               -----------        ------------                        -----------------
JAPAN        Commercial Banks                      31,000    The Chiba Bank, Ltd.                         $   162,573
(CONTINUED)  (concluded)                          141,000    Daiwa Bank Holdings, Inc.                        212,367
                                                   13,000    The Gunma Bank Ltd.                               63,694
                                                   17,000    Hokuhoku Financial Group, Inc.                    35,476
                                                   23,000    The Joyo Bank, Ltd.                               92,655
                                                      156    Mitsubishi Tokyo Financial Group, Inc.         1,300,767
                                                   26,000    Mitsui Trust Holdings, Inc.                      163,952
                                                      272    Mizuho Financial Group, Inc.                   1,021,712
                                                   10,000    Shinsei Bank, Ltd.                                60,609
                                                   29,000    The Shizuoka Bank, Ltd.                          218,128
                                                      139    Sumitomo Mitsui Financial Group, Inc.            794,538
                                                   35,000    The Sumitomo Trust and Banking Co., Ltd.         207,050
                                                    4,000    The Suruga Bank, Ltd.                             28,490
                                                      130    UFJ Holdings, Inc.                               569,705
                                                                                                          -----------
                                                                                                            5,313,570
                                                                                                          -----------
             Commercial Services &
             Supplies - 0.2%                        2,000    Benesse Corporation                               55,709
                                                   28,000    Dai Nippon Printing Co., Ltd.                    374,468
                                                    5,000    Kokuyo Co., Ltd.                                  53,350
                                                      500    Meitec Corp.                                      17,965
                                                    6,000    Secom Co., Ltd.                                  208,502
                                                   15,000    Toppan Printing Co., Ltd.                        147,122
                                                                                                          -----------
                                                                                                              857,116
                                                                                                          -----------
             Computers & Peripherals - 0.3%        72,000    Fujitsu Limited                                  416,132
                                                   52,000    NEC Corporation                                  310,920
                                                    4,300    Seiko Epson Corporation                          183,369
                                                   93,000    Toshiba Corporation                              341,741
                                                                                                          -----------
                                                                                                            1,252,162
                                                                                                          -----------
             Construction & Engineering - 0.1%      9,457    COMSYS Holdings Corporation                       68,129
                                                    3,000    JGC Corporation                                   30,513
                                                   46,000    Kajima Corporation                               150,252
                                                    9,000    Kinden Corporation                                56,263
                                                   14,000    Nishimatsu Construction Co., Ltd.                 43,315
                                                   25,000    Obayashi Corporation                             124,303
                                                   16,000    Shimizu Corporation                               63,585
                                                   15,000    Taisei Corporation                                47,634
                                                    3,000    Toda Corporation                                  11,214
                                                                                                          -----------
                                                                                                              595,208
                                                                                                          -----------
             Construction Materials  - 0.0%        34,000    Sumitomo Osaka Cement Co., Ltd.                   74,037
                                                   47,000    Taiheiyo Cement Corporation                      106,610
                                                                                                          -----------
                                                                                                              180,647
                                                                                                          -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                               VALUE
COUNTRY               INDUSTRY*             SHARES HELD                   COMMON STOCK                   (IN U.S. DOLLARS)
-------               ---------             -----------                   ------------                   -----------------
JAPAN        Consumer Finance - 0.3%            3,100    Acom Co., Ltd.                                    $   191,825
(CONTINUED)                                    16,000    Aeon Co., Ltd. (When Issued Shares) (a)               254,920
                                                  500    Aeon Credit Service Co, Ltd.                           28,490
                                                1,850    Aiful Corporation                                     181,450
                                                3,300    Credit Saison Co., Ltd.                               101,502
                                                2,700    Orix Corporation                                      276,823
                                                3,800    Promise Co., Ltd.                                     248,587
                                                2,820    Takefuji Corporation                                  180,384
                                                                                                           -----------
                                                                                                             1,463,981
                                                                                                           -----------
             Containers & Packaging - 0.0%      5,000    Toyo Seikan Kaisha, Ltd.                               77,213
                                                                                                           -----------
             Diversified Telecommunication
             Services - 0.1%                      166    Nippon Telegraph & Telephone Corporation (NTT)        661,199
                                                                                                           -----------
             Electric Utilities - 0.6%         27,200    Chubu Electric Power Company, Incorporated            575,022
                                                6,000    Hokkaido Electric Power Company, Incorporated         107,408
                                               28,200    Kansai Electric Power Company, Inc.                   497,143
                                               17,900    Kyushu Electric Power Company, Incorporated           335,376
                                               19,100    Tohoku Electric Power Co., Inc.                       315,055
                                               39,700    Tokyo Electric Power                                  853,686
                                                                                                           -----------
                                                                                                             2,683,690
                                                                                                           -----------
             Electrical Equipment - 0.2%       21,000    Fujikura Ltd.                                          87,075
                                               30,000    The Furukawa Electric Co., Ltd. (a)                   117,588
                                               13,873    Matsushita Electric Works, Ltd.                       109,635
                                               75,000    Mitsubishi Electric Corporation                       355,895
                                               31,000    Sumitomo Electric Industries                          275,081
                                                3,000    Ushio Inc.                                             50,574
                                                                                                           -----------
                                                                                                               995,848
                                                                                                           -----------
             Electronic Equipment &
             Instruments - 0.7%                 3,000    Alps Electric Co., Ltd.                                35,739
                                                4,000    Citizen Watch Co.                                      39,160
                                               15,000    Dainippon Screen Mfg. Co., Ltd.                        77,576
                                                1,500    Hirose Electric Co., Ltd.                             136,778
                                              128,000    Hitachi Ltd.                                          773,470
                                                3,400    Hoya Corporation                                      356,304
                                                  900    Keyence Corporation                                   189,285
                                                6,400    Kyocera Corporation                                   450,029
                                                1,200    Mabuchi Motor Co., Ltd.                                86,014
                                                9,200    Murata Manufacturing Co., Ltd.                        442,408
                                                2,100    Nidec Corporation                                     212,258
                                               33,000    Oki Electric Industry Company, Limited (a)            102,100
                                               10,000    Omron Corporation                                     220,932
                                                3,800    TDK Corporation                                       253,069
                                                3,000    Yokogawa Electric Corporation                          34,487
                                                                                                           -----------
                                                                                                             3,409,609
                                                                                                           -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                               VALUE
COUNTRY                 INDUSTRY*             SHARES HELD                 COMMON STOCK                   (IN U.S. DOLLARS)
-------                 ---------             -----------                 ------------                   -----------------
JAPAN        Food & Staples Retailing - 0.2%      3,900    FamilyMart Co., Ltd.                            $   104,564
(CONTINUED)                                      11,000    Ito-Yokado Co., Ltd.                                377,263
                                                  2,000    JUSCO Co., Ltd.                                      32,192
                                                  2,400    Lawson Inc.                                          83,183
                                                  3,200    Matsumotokiyoshi Co., Ltd.                           80,860
                                                 14,000    Seven-Eleven Japan Co., Ltd.                        400,127
                                                  4,000    Uny Co., Ltd.                                        41,120
                                                                                                           -----------
                                                                                                             1,119,309
                                                                                                           -----------
             Food Products - 0.1%                17,000    Ajinomoto Co., Inc.                                 194,347
                                                  3,000    Kikkoman Corporation                                 26,430
                                                  1,000    Nichirei Corporation                                  3,266
                                                  2,000    Nippon Meat Packers, Inc.                            26,748
                                                 12,000    Nisshin Seifun Group Inc.                           115,846
                                                  5,300    Nissin Food Products Co., Ltd.                      130,078
                                                 18,000    Snow Brand Milk Products Co., Ltd. (a)               52,261
                                                  3,000    Yakult Honsha Co., Ltd.                              46,273
                                                  7,000    Yamazaki Baking Co., Ltd.                            60,972
                                                                                                           -----------
                                                                                                               656,221
                                                                                                           -----------
             Gas Utilities - 0.1%                93,000    Osaka Gas Co.                                       253,142
                                                 78,000    Tokyo Gas Co.                                       276,714
                                                                                                           -----------
                                                                                                               529,856
                                                                                                           -----------
             Health Care Equipment &
             Supplies - 0.0%                      6,000    Olympus Optical Co., Ltd.                           115,683
                                                  4,100    Terumo Corporation                                   93,372
                                                                                                           -----------
                                                                                                               209,055
                                                                                                           -----------
             Health Care Providers &
             Services - 0.0%                        200    Nichii Gakkan Company                                 5,217
                                                  1,000    Suzuken Co., Ltd.                                    25,949
                                                                                                           -----------
                                                                                                                31,166
                                                                                                           -----------
             Hotels, Restaurants &
             Leisure - 0.0%                       1,900    Oriental Land Co., Ltd.                             114,984
                                                  2,000    Skylark Co., Ltd.                                    33,117
                                                                                                           -----------
                                                                                                               148,101
                                                                                                           -----------
             Household Durables - 0.8%            2,000    Casio Computer Co., Ltd.                             23,572
                                                  2,000    Daito Trust Construction Co., Ltd.                   80,933
                                                 13,000    Daiwa House Industry Co., Ltd.                      127,034
                                                 17,000    Kao Corporation                                     375,584
                                                  1,000    Makita Corporation                                   14,118
                                                 86,000    Matsushita Electric Industrial Company, Ltd.      1,147,811
                                                  3,800    Pioneer Corporation                                  79,300
                                                 41,000    Sanyo Electric Co., Ltd.                            132,804
                                                 22,000    Sekisui Chemical Co., Ltd.                          151,703
                                                 12,000    Sekisui House, Ltd.                                 114,540
                                                 31,000    Sharp Corporation                                   426,403
                                                 34,200    Sony Corporation                                  1,166,738
                                                  2,400    Uni-Charm Corporation                               118,895
                                                                                                           -----------
                                                                                                             3,959,435
                                                                                                           -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
JAPAN         IT Services - 0.1%                         3,100   CSK Corporation                                    $  121,789
(CONTINUED)                                                400   Itochu Techno-Science Corporation                      16,658
                                                            57   NTT Data Corporation                                  149,980
                                                             8   Net One Systems Co., Ltd.                              29,542
                                                         1,500   Nomura Research Institute, Ltd.                       120,719
                                                           100   OBIC Co., Ltd.                                         18,763
                                                           400   Toyo Information Systems Co., Ltd.                     13,501
                                                                                                                    ----------
                                                                                                                       470,952
                                                                                                                    ----------
              Insurance - 0.3%                              50   Millea Holdings, Inc.                                 644,195
                                                        41,000   Mitsui Sumitomo Insurance Company, Limited            338,148
                                                         7,750   T&D Holdings, Inc.                                    338,928
                                                        29,000   The Yasuda Fire & Marine Insurance Co. Ltd.           245,756
                                                                                                                    ----------
                                                                                                                     1,567,027
                                                                                                                    ----------
              Internet & Catalog Retail - 0.0%              13   Rakuten, Inc.                                          84,571
                                                                                                                    ----------
              Internet Software & Services - 0.1%        7,300   Softbank Corp.                                        338,457
                                                            13   Yahoo Japan Corporation (a)                            57,796
                                                            49   Yahoo Japan Corporation (When Issued Shares)(a)       216,069
                                                                                                                    ----------
                                                                                                                       612,322
                                                                                                                    ----------
              Leisure Equipment & Products - 0.2%        2,100   BANDAI CO., LTD.                                       49,444
                                                        15,000   Fuji Photo Film                                       492,673
                                                         1,400   SANKYO COMPANY, LIMITED                                55,256
                                                         2,000   Sammy Corporation                                      97,990
                                                         3,500   Shimano Inc.                                           89,393
                                                         6,600   Yamaha Corporation                                    100,424
                                                                                                                    ----------
                                                                                                                       885,180
                                                                                                                    ----------
              Machinery - 0.4%                          20,000   Amada Co., Ltd.                                       104,342
                                                        22,000   Ebara Corporation                                      94,615
                                                         4,100   Fanuc Ltd.                                            215,760
                                                         5,000   Hino Motors, Ltd.                                      34,841
                                                        13,000   Ishikawajima-Harima Heavy Industries Co., Ltd.(a)      18,636
                                                        26,000   Kawasaki Heavy Industries Ltd.                         39,160
                                                        43,000   Komatsu Ltd.                                          276,224
                                                         8,000   Koyo Seiko Co.                                         89,643
                                                        47,000   Kubota Corporation                                    221,748
                                                         3,000   Kurita Water Industries Ltd.                           40,693
                                                        25,000   Minebea Company Ltd.                                  102,073
                                                        88,000   Mitsubishi Heavy Industries, Ltd.                     248,315
                                                        50,000   Mitsui Engineering & Shipbuilding Co., Ltd.            75,307
                                                         3,000   NGK Insulators, Ltd.                                   25,232
                                                        14,000   NSK Limited                                            60,083
                                                        15,000   NTN Corporation                                        79,481
                                                         1,400   SMC Corporation                                       134,011
                                                        32,000   Sumitomo Heavy Industries, Ltd. (a)                    94,651
                                                         3,700   THK Co., Ltd.                                          62,207
                                                         9,000   Takuma Co., Ltd.                                       64,184
                                                                                                                    ----------
                                                                                                                     2,081,206
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
JAPAN         Marine - 0.1%                             11,000   Kawasaki Kisen Kaisha, Ltd.                        $   75,253
(CONTINUED)                                             25,000   Mitsui O.S.K. Lines, Ltd.                             149,934
                                                        37,000   Nippon Yusen Kabushiki Kaisha                         191,353
                                                                                                                    ----------
                                                                                                                       416,540
                                                                                                                    ----------
              Media - 0.1%                                 600   Asatsu-Dk Inc.                                         16,495
                                                            33   Dentsu Inc.                                            88,327
                                                            26   Fuji Television Network, Incorporated                  52,842
                                                         5,000   Toho Co., Ltd.                                         70,998
                                                         4,000   Tokyo Broadcasting System, Inc.                        62,387
                                                                                                                    ----------
                                                                                                                       291,049
                                                                                                                    ----------
              Metals & Mining - 0.3%                     7,000   Dowa Mining Co., Ltd.                                  46,936
                                                        17,900   JFE Holdings, Inc.                                    509,967
                                                        54,000   Kobe Steel, Ltd.                                       78,392
                                                        10,000   Mitsubishi Materials Corporation                       21,140
                                                        22,000   Mitsui Mining & Smelting Co., Ltd.                     85,832
                                                       202,000   Nippon Steel Corporation                              480,189
                                                        40,000   Nisshin Steel Co., Ltd.                                88,554
                                                        99,000   Sumitomo Metal Industries, Ltd.                       117,670
                                                        13,000   Sumitomo Metal Mining Co.                              90,115
                                                                                                                    ----------
                                                                                                                     1,518,795
                                                                                                                    ----------
              Multiline Retail - 0.1%                    9,000   The Daimaru, Inc.                                      69,246
                                                         6,000   Hankyu Department Stores, Inc.                         41,973
                                                         1,000   Isetan Company Ltd.                                    10,289
                                                         7,000   Marui Co., Ltd.                                        87,964
                                                        16,000   Mitsukoshi, Ltd.                                       79,844
                                                         1,800   Ryohin Keikaku Company Limited                         77,739
                                                         4,000   Takashimaya Co., Ltd.                                  33,280
                                                                                                                    ----------
                                                                                                                       400,335
                                                                                                                    ----------
              Office Electronics - 0.4%                 30,000   Canon, Inc.                                         1,409,971
                                                        12,000   Konica Corporation                                    164,079
                                                        28,000   Ricoh Co., Ltd.                                       527,151
                                                                                                                    ----------
                                                                                                                     2,101,202
                                                                                                                    ----------
              Oil & Gas - 0.1%                          21,000   Nippon Mining Holdings, Inc.                          106,319
                                                        39,000   Nippon Mitsubishi Oil Corp.                           245,928
                                                         6,000   Showa Shell Sekiyu K.K.                                53,241
                                                        17,000   Teikoku Oil Co., Ltd.                                  94,243
                                                        10,000   TonenGeneral Sekiyu K.K.                               86,286
                                                                                                                    ----------
                                                                                                                       586,017
                                                                                                                    ----------
              Paper & Forest Products - 0.1%                43   Nippon Paper Group, Inc.                              188,441
                                                        20,000   Oji Paper Co., Ltd.                                   113,052
                                                                                                                    ----------
                                                                                                                       301,493
                                                                                                                    ----------
              Personal Products - 0.0%                  1,700    ADERANS Company Limited                                33,625
                                                        10,000   Shiseido Company, Limited                             122,942
                                                                                                                    ----------
                                                                                                                       156,567
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
JAPAN         Pharmaceuticals - 0.7%                    13,000   Chugai Pharmaceutical Co., Ltd.                    $  187,425
(CONTINUED)                                             12,200   Daiichi Pharmaceutical Co., Ltd.                      209,984
                                                        11,000   Eisai Company, Ltd.                                   299,415
                                                         8,000   Fujisawa Pharmaceutical Co., Ltd.                     180,375
                                                        11,000   Kaken Pharmaceutical Co., Ltd.                         63,476
                                                        11,000   Kyowa Hakko Kogyo Co., Ltd.                            71,760
                                                        11,300   Sankyo Company, Ltd.                                  238,888
                                                        14,000   Shionogi & Co., Ltd.                                  200,572
                                                         7,000   Taisho Pharmaceutical Company, Ltd.                   129,565
                                                        32,000   Takeda Pharmaceutical Company Limited               1,451,709
                                                        10,000   Yamanouchi Pharmaceutical Co., Ltd.                   323,005
                                                                                                                    ----------
                                                                                                                     3,356,174
                                                                                                                    ----------
              Real Estate - 0.2%                            16   Japan Real Estate Investment Corporation              127,024
                                                            15   Japan Retail Fund Investment Corporation              112,281
                                                         2,300   Leopalace21 Corporation                                42,467
                                                        30,000   Mitsubishi Estate Company, Limited                    313,025
                                                        21,000   Mitsui Fudosan Co., Ltd.                              218,355
                                                            19   Office Building Fund of Japan Incorporated            149,462
                                                        10,000   Sumitomo Realty & Development Co., Ltd.               106,610
                                                        26,000   Tokyu Land Corporation                                 70,063
                                                                                                                    ----------
                                                                                                                     1,139,287
                                                                                                                    ----------
              Road & Rail - 0.5%                            41   Central Japan Railway Company                         322,152
                                                           114   East Japan Railway Company                            589,575
                                                        15,000   Keihin Electric Express Railway Co., Ltd.              84,925
                                                        19,000   Keio Electric Railway Co., Ltd.                        99,124
                                                        72,000   Kinki Nippon Railway Co., Ltd.                        241,709
                                                        41,000   Nippon Express Co., Ltd.                              198,648
                                                        25,000   Odakyu Electric Railway Co., Ltd.                     132,242
                                                        42,000   Tobu Railway Co., Ltd.                                153,573
                                                        45,000   Tokyu Corporation                                     204,963
                                                            49   West Japan Railway Company                            191,172
                                                                                                                    ----------
                                                                                                                     2,218,083
                                                                                                                    ----------
              Semiconductors &                           1,800   Advantest Corporation                                 106,973
              Semiconductor Equipment - 0.2%             1,200   NEC Electronics Corporation                            61,298
                                                         6,000   Nikon Corporation                                      56,508
                                                         3,400   Rohm Company Ltd.                                     341,805
                                                         9,000   Sanken Electric Co., Ltd.                              85,660
                                                         5,600   Tokyo Electron Limited                                272,849
                                                                                                                    ----------
                                                                                                                       925,093
                                                                                                                    ----------
              Software - 0.2%                            5,700   Capcom Company, Ltd.                                   51,407
                                                         3,600   Konami Co., Ltd.                                       79,699
                                                         4,500   Namco Limited                                          51,037
                                                         4,500   Namco Limited (When Issued Shares) (a)                 51,037

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
JAPAN         Software                                   3,100   Nintendo Company Ltd.                              $   379,150
(CONCLUDED)   (concluded)                                  900   Oracle Corporation Japan                                44,341
                                                         2,800   Sega Enterprises Ltd. (a)                               37,828
                                                         4,000   Trend Micro Incorporated                               172,027
                                                                                                                    -----------
                                                                                                                        866,526
                                                                                                                    -----------
              Specialty Retail - 0.1%                    2,800   Aoyamma Trading Co., Ltd.                               63,512
                                                         1,300   Autobacs Seven Co., Ltd.                                36,329
                                                         2,400   Fast Retailing Co., Ltd.                               163,099
                                                           600   Shimachu Co., Ltd.                                      14,481
                                                           600   Shimamura Co., Ltd.                                     39,958
                                                           700   USS Co., Ltd.                                           52,779
                                                         4,200   Yamada Denki Co. Ltd.                                  144,808
                                                                                                                    -----------
                                                                                                                        514,966
                                                                                                                    -----------
              Textiles, Apparel & Luxury Goods
               - 0.0%                                    1,000   Nisshinbo Industries Inc.                                6,723
                                                         9,000   Onward Kashiyama Co., Ltd.                             124,938
                                                         2,000   Toyobo Co., Ltd.                                         4,537
                                                         5,000   Wacoal Corp.                                            48,995
                                                         1,600   World Co., Ltd.                                         43,333
                                                                                                                    -----------
                                                                                                                        228,526
                                                                                                                    -----------
              Tobacco - 0.0%                                27   Japan Tobacco, Inc.                                    225,868
                                                                                                                    -----------
              Trading Companies & Distributors
               - 0.3%                                   59,000   ITOCHU Corporation                                     251,599
                                                        31,000   Marubeni Corporation                                    82,130
                                                        38,000   Mitsubishi Corporation                                 410,634
                                                        39,000   Mitsui & Co., Ltd.                                     326,607
                                                           100   Nissho Iwai-Nichimen Holdings Corporation                  389
                                                        40,000   Sumitomo Corporation                                   297,600
                                                                                                                    -----------
                                                                                                                      1,368,959
                                                                                                                    -----------
              Transportation Infrastructure - 0.0%       2,000   Kamigumi Co., Ltd.                                      14,481
                                                         8,000   Mitsubishi Logistics Corp.                              70,263
                                                                                                                    -----------
                                                                                                                         84,744
                                                                                                                    -----------
              Wireless Telecommunication Services
               - 0.2%                                      683   NTT DoCoMo, Inc.                                     1,158,835
                                                                                                                    -----------
                                                                 TOTAL COMMON STOCKS IN JAPAN                        61,117,091
                                                                                                                    -----------
LUXEMBORG     Metals & Mining - 0.1%                    16,250   Arcelor                                                300,316
                                                                                                                    -----------
                                                                 TOTAL COMMON STOCKS IN LUXEMBORG                       300,316
                                                                                                                    -----------
NERTHERLANDS  Aerospace & Defense - 0.1%                11,400   European Aeronautic Defence and Space Company          302,007
                                                                                                                    -----------
              Air Freight & Logistics - 0.1%            12,576   TNT Post Group NV                                      307,233
                                                                                                                    -----------
              Beverages - 0.1%                          11,725   Heineken NV                                            352,994
                                                                                                                    -----------
              Biotechnology - 0.0%                       4,938   QIAGEN NV (a)                                           55,810
                                                                                                                    -----------
              Chemicals - 0.1%                          12,543   Akzo Nobel NV                                          442,894
                                                         1,968   DSM NV                                                 102,659
                                                                                                                    -----------
                                                                                                                        545,553
                                                                                                                    -----------
              Commercial Banks - 0.2%                   52,985   ABN AMRO Holding NV                                  1,203,617
                                                                                                                    -----------
              Commercial Services & Supplies
               - 0.0%                                    1,086   Randstad Holding NV                                     39,331
                                                         7,896   Vedior NV 'A'                                          122,095
                                                                                                                    -----------
                                                                                                                        161,426
                                                                                                                    -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
NETHERLANDS Diversified Financial Services - 0.4%        3,935   Euronext NV                                        $   111,967
(CONCLUDED)                                             63,707   ING Groep NV                                         1,607,802
                                                                                                                    -----------
                                                                                                                      1,719,769
                                                                                                                    -----------
            Diversified Telecommunication
             Services 0.1%                              80,279   KPN NV                                                 601,230
                                                                                                                    -----------
            Energy Equipment & Services - 0.0%             228   IHC Caland NV                                           11,803
                                                                                                                    -----------
            Food & Staples Retailing - 0.1%             48,361   Koninklijke Ahold NV                                   308,731
                                                                                                                    -----------
            Food Products - 0.3%                         7,219   Royal Numico NV                                        229,888
                                                        19,510   Unilever NV 'A'                                      1,122,399
                                                                                                                    -----------
                                                                                                                      1,352,287
                                                                                                                    -----------
            Household Durables - 0.2%                   47,294   Koninklijke (Royal) Philips Electronics NV           1,083,150
                                                                                                                    -----------
            IT Services - 0.0%                          14,185   Getronics NV (a)                                        29,598
                                                                                                                    -----------
            Insurance - 0.1%                            48,831   Aegon NV                                               526,426
                                                                                                                    -----------
            Media - 0.2%                                27,301   Reed Elsevier NV                                       351,624
                                                        11,696   VNU NV                                                 300,697
                                                         8,647   Wolters Kluwer NV 'A'                                  145,521
                                                                                                                    -----------
                                                                                                                        797,842
                                                                                                                    -----------
            Office Electronics - 0.0%                      194   Oce NV                                                   3,029
                                                                                                                    -----------
            Oil & Gas - 0.8%                            75,688   Royal Dutch Petroleum Company                        3,898,366
                                                                                                                    -----------
            Real Estate - 0.1%                           1,655   Corio NV                                                79,363
                                                         1,648   Rodamco Europe NV                                      107,970
                                                           332   Wereldhave NV                                           28,637
                                                                                                                    -----------
                                                                                                                        215,970
                                                                                                                    -----------
            Semiconductors &
            Semiconductor Equipment - 0.0%              16,636   ASM Lithography Holding NV                             214,057
                                                                                                                    -----------
            Trading Companies & Distributors
             - 0.1%                                    136,260   Hagemeyer NV (a)                                       253,852
                                                                                                                    -----------
                                                                 TOTAL COMMON STOCKS IN THE NETHERLANDS              13,944,750
                                                                                                                    -----------
NEW ZEALAND Construction Materials - 0.0%               20,926   Fletcher Building Limited                               84,433
                                                                                                                    -----------
            Diversified Telecommunication
             Services - 0.1%                            72,311   Telecom Corporation of New Zealand Limited             287,853
                                                                                                                    -----------
            Electric Utilities - 0.0%                   25,494   Contact Energy Limited                                 104,070
                                                                                                                    -----------
            Health Care Equipment & Supplies
             - 0.0%                                      9,115   Fisher & Paykel Industries Limited                      93,638
                                                                                                                    -----------
            Household Durables - 0.0%                   30,232   Fisher & Paykel Appliances Holdings Limited             82,546
                                                                                                                    -----------
            Insurance - 0.0%                            11,556   Tower Limited                                           16,557
                                                                                                                    -----------
            Multiline Retail - 0.0%                     16,257   The Warehouse Group Limited                             46,476
                                                                                                                    -----------
            Paper & Forest Products - 0.0%               5,644   Carter Holt Harvey Limited                               8,583
                                                           253   Fletcher Challenge Forests                                 352
                                                                                                                    -----------
                                                                                                                          8,935
                                                                                                                    -----------
            Transportation Infrastructure - 0.0%        16,200   Auckland International Airport Limited                  78,174
                                                                                                                    -----------
                                                                 TOTAL COMMON STOCKS IN NEW ZEALAND                     802,682
                                                                                                                    -----------
NORWAY      Beverages - 0.1%                            10,156   Orkla ASA 'A'                                          280,623
                                                                                                                    -----------
            Chemicals - 0.0%                             8,336   Yara International ASA (a)                              88,543
                                                                                                                    -----------
            Commercial Banks - 0.0%                     21,828   DNB Holding ASA                                        172,672
                                                                                                                    -----------
            Communications Equipment - 0.0%              9,463   Tandberg ASA                                            85,401
                                                                                                                    -----------
            Diversified Telecommunication
             Services - 0.0%                               913   Telenor A/S                                              6,951
                                                         8,900   Telenor A/S (ADR)(b)                                   201,585
                                                                                                                    -----------
                                                                                                                        208,536
                                                                                                                    -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
NORWAY         Energy Equipment & Services - 0.0%        3,691   Smedvig ASA 'A'                                    $   48,252
                                                                                                                    ----------
(CONCLUDED)    Insurance - 0.0%                         14,543   Storebrand ASA                                        109,642
                                                                                                                    ----------
               Machinery - 0.0%                          2,598   Tomra Systems ASA                                       9,803
                                                                                                                    ----------
               Media - 0.0%                              3,568   Schibsted ASA                                          75,929
                                                                                                                    ----------
               Oil & Gas - 0.1%                          5,039   Norsk Hydro ASA                                       366,799
                                                        23,291   Statoil ASA                                           333,890
                                                                                                                    ----------
                                                                                                                       700,690
                                                                                                                    ----------
               Paper & Forest Products - 0.0%            3,089   Norske Skogindustrier ASA                              55,411
                                                                                                                    ----------
                                                                 TOTAL COMMON STOCKS IN NORWAY                       1,835,501
PORTUGAL       Commercial Banks - 0.1%                  28,711   BPI-SGPS, SA (Registered Shares)                      107,690
                                                        98,178   Banco Comercial Portugues, SA (BCP)
                                                                  (Registered Shares)                                  213,390
                                                         7,594   Banco Espirito Santo, SA
                                                                  (Registered Shares)                                  126,857
                                                                                                                    ----------
                                                                                                                       447,937
                                                                                                                    ----------
               Construction Materials - 0.0%            15,305   CIMPOR-Cimentos de Portugal, SGPS, SA                  78,887
                                                                                                                    ----------
               Diversified Telecommunication
                 Services - 0.1%                        27,678   Portugal Telecom SA (Registered Shares)               304,916
                                                                                                                    ----------
               Electric Utilities - 0.0%                52,925   Electricidade de Portugal, SA (EDP)                   154,472
                                                                                                                    ----------
               Food & Staples Retailing - 0.0%           4,098   Jeronimo Martins, SGPS, SA (a)                         46,164
                                                                                                                    ----------
               Industrial Conglomerates - 0.0%          38,364   Sonae, SGPS, SA                                        42,883
                                                                                                                    ----------
               Media - 0.0%                              2,349   PT Multimedia-Servicos de Telecomunicacoes
                                                                  e Multimedia SGPS, SA                                 52,368
                                                                                                                    ----------
               Transportation Infrastructure - 0.0%      7,477   Brisa-Auto Estradas de Portugal, SA                    60,733
                                                                                                                    ----------
                                                                 TOTAL COMMON STOCKS IN PORTUGAL                     1,188,360
                                                                                                                    ----------
SINGAPORE      Aerospace & Defense - 0.0%               56,213   Singapore Technologies Engineering Ltd.                70,116
                                                                                                                    ----------
               Air Freight & Logistics - 0.0%          138,954   Singapore Post Limited                                 66,027
                                                                                                                    ----------
               Airlines - 0.0%                          27,582   Singapore Airlines Limited                            178,572
                                                                                                                    ----------
               Beverages - 0.0%                          3,836   Fraser & Neave Limited                                 31,670
                                                                                                                    ----------
               Commercial Banks - 0.2%                  50,751   DBS Group Holdings Limited                            482,309
                                                        36,598   Oversea-Chinese Banking Corporation Ltd.              304,331
                                                        40,572   United Overseas Bank Ltd.                             330,148
                                                                                                                    ----------
                                                                                                                     1,116,788
                                                                                                                    ----------
               Computers & Peripherals - 0.0%            5,907   Creative Technology Limited                            65,259
                                                                                                                    ----------
               Distributors - 0.0%                       3,331   Cycle & Carriage Ltd.                                  16,323
                                                                                                                    ----------
               Diversified Financial
                Services - 0.0%                         82,000   Singapore Exchange Limited                             86,208
                                                                                                                    ----------
               Diversified Telecommunication
                Services - 0.1%                        273,881   Singapore Telecommunications Limited                  374,154
                                                                                                                    ----------
               Electronic Equipment &
                Instruments - 0.0%                       5,000   Venture Manufacturing (Singapore) Ltd.                 49,002
                                                                                                                    ----------
               Health Care Providers &
                Services - 0.0%                         83,000   Parkway Holdings Limited                               65,568
                                                                                                                    ----------
               Hotels Restaurants & Leisure
                - 0.0%                                   2,631   Overseas Union Enterprise Ltd.                         11,408
                                                                                                                    ----------
               Industrial Conglomerates - 0.0%           1,766   Haw Par Corporation Ltd.                                5,203
                                                        25,914   Keppel Corporation Ltd.                               121,597
                                                        24,154   SembCorp Industries Limited                            21,090
                                                                                                                    ----------
                                                                                                                       147,889
                                                                                                                    ----------
               Machinery - 0.0%                        107,427   SembCorp Marine Limited                                66,360
                                                                                                                    ----------
               Media - 0.0%                             42,116   Singapore Press Holdings Limited                      118,573
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
SINGAPORE     Real Estate - 0.0%                        33,833   Capitaland Limited                                 $   35,971
(CONCLUDED)                                             32,535   City Developments Limited                             126,577
                                                                                                                    ----------
                                                                                                                       162,548
                                                                                                                    ----------
              Road & Rail - 0.0%                       104,816   ComfortDelGro Corporation Limited                      81,557
                                                                                                                    ----------
              Semiconductors &                          89,002   Chartered Semiconductor Manufacturing
                                                                   Limited (a)                                          54,450
              Semiconductor Equipment - 0.0%             1,120   Chartered Semiconductor Manufacturing
                                                                   Limited (ADR)(a)(b)                                   6,787
                                                                                                                    ----------
                                                                                                                        61,237
                                                                                                                    ----------
              Transportation Infrastructure
               - 0.0%                                   43,000   SembCorp Logistics Limited                             57,977
                                                                                                                    ----------
                                                                 TOTAL COMMON STOCKS IN SINGAPORE                    2,827,237
                                                                                                                    ----------
SPAIN         Airlines - 0.0%                           31,929   Iberia Lineas Aereas de Espana SA                      88,432
                                                                                                                    ----------
              Biotechnology - 0.0%                       6,228   Zeltia, SA                                             42,930
                                                                                                                    ----------
              Commercial Banks - 0.6%                   97,327   Banco Bilbao Vizcaya, SA                            1,339,352
                                                         4,521   Banco Popular Espanol SA                              251,219
                                                       127,257   Banco Santander Central Hispano SA                  1,242,298
                                                                                                                    ----------
                                                                                                                     2,832,869
                                                                                                                    ----------
              Construction & Engineering - 0.1%          6,197   ACS, Actividades de Construccion y
                                                                   Servicios, SA                                       112,910
                                                           446   Acciona SA                                             28,555
                                                         2,428   Fomento de Construcciones y Contratas SA               90,136
                                                         3,360   Grupo Ferrovial, SA                                   150,024
                                                                                                                    ----------
                                                                                                                       381,625
                                                                                                                    ----------
              Diversified Telecommunication
               Servies - 0.4%                          138,369   Telefonica SA                                       2,070,844
                                                         1,081   Telefonica SA (ADR) (b)                                48,634
                                                                                                                    ----------
                                                                                                                     2,119,478
                                                                                                                    ----------
              Electric Utilities - 0.2%                 27,059   Endesa SA                                             515,200
                                                        21,139   Iberdrola SA                                          438,452
                                                         8,894   Union Electrica Fenosa, SA                            202,038
                                                                                                                    ----------
                                                                                                                     1,155,690
                                                                                                                    ----------
              Energy Equipment & Services - 0.0%           738   Gamesa Corporacion Technologica, SA                    10,825
                                                                                                                    ----------
              Gas Utilities - 0.0%                       7,543   Gas Natural SDG, SA 'E'                               186,431
                                                                                                                    ----------
              Hotels, Restaurants & Leisure
               - 0.0%                                    7,812   NH Hoteles, SA                                         86,546
                                                                                                                    ----------
              IT Services - 0.0%                         6,012   Amadeus Global Travel Distribution SA 'A'              47,564
                                                         8,650   Indra Sistemas, SA                                    115,168
                                                                                                                    ----------
                                                                                                                       162,732
                                                                                                                    ----------
              Insurance - 0.0%                           8,309   Corporacion Mapfre SA                                  97,522
                                                                                                                    ----------
              Media - 0.0%                               1,688   Antena 3 Television, SA (a)                           100,464
                                                           628   Sogecable, SA (a)                                      25,271
                                                                                                                    ----------
                                                                                                                       125,735
                                                                                                                    ----------
              Metals & Mining - 0.3%                    10,980   Acerinox, SA                                          151,645
                                                                                                                    ----------
              Oil & Gas - 0.1%                          25,356   Repsol-YPF, SA                                        556,781
                                                                                                                    ----------
              Real Estate - 0.0%                         1,680   Metrovacesa SA                                         68,710
                                                            84   Metrovacesa SA (a)                                      3,436
                                                           124   Sacyr Vallehermoso SA                                   1,756
                                                         4,963   Vallehermoso SA                                        70,270
                                                                                                                    ----------
                                                                                                                       144,172
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
SPAIN         Specialty Retail - 0.0%                    7,341   Industria de Disenso Textil, SA                    $  181,439
                                                                                                                    ----------
(CONCLUDED)   Tobacco - 0.1%                             8,337   Altadis, SA                                           283,715
                                                                                                                    ----------
              Transportation Infrastructure
               - 0.0%                                    5,353   Autopistas, Concesionaria Espanola SA                  99,926
                                                                                                                    ----------
              Water Utilities - 0.0%                     3,530   Sociedad General de Aguas de Barcelona, SA             62,037
                                                                                                                    ----------
                                                                 TOTAL COMMON STOCKS IN SPAIN                        8,770,532
SWEDEN        Airlines - 0.0%                            4,072   SAS AB (a)                                             31,109
                                                                                                                    ----------
              Auto Components - 0.0%                     6,944   Trelleborg AB (Class B)                               103,013
                                                                                                                    ----------
              Building Products - 0.0%                  12,596   Assa Abloy AB 'B'                                     157,878
                                                                                                                    ----------
              Commercial Banks - 0.3%                   69,576   Nordbanken Holding AB                                 568,634
                                                        20,039   Skandinaviska Enskilda Banken (SEB) 'A'               309,660
                                                        16,874   Svenska Handelsbanken AB                              353,464
                                                                                                                    ----------
                                                                                                                     1,231,758
                                                                                                                    ----------
              Commercial Services & Supplies
               - 0.0%                                   14,465   Securitas AB 'B'                                      192,729
                                                                                                                    ----------
              Communications Equipment - 0.3%            1,407   Ericsson L M Tel  Co. (a)                              43,955
                                                       527,005   Telefonaktiebolaget LM Ericsson AB 'B'              1,635,987
                                                                                                                    ----------
                                                                                                                     1,679,942
                                                                                                                    ----------
              Construction & Engineering - 0.0%         17,922   Skanska AB 'B'                                        186,477
                                                                                                                    ----------
              Diversified Financial Services
               - 0.0%                                    1,010   OMX AB                                                 12,000
                                                                                                                    ----------
              Diversified Telecommunication
               Services - 0.1%                           2,337   Tele2 AB 'B'                                           86,993
                                                        30,146   Telia AB                                              146,585
                                                        36,201   TeliaSonera AB                                        175,350
                                                                                                                    ----------
                                                                                                                       408,928
                                                                                                                    ----------
              Health Care Equipment & Supplies
               - 0.0%                                    2,151   Getinge AB 'B'                                         26,148
                                                                                                                    ----------
              Health Care Providers & Services
               - 0.0%                                    4,167   Gambro AB 'A'                                          47,793
                                                         3,981   Gambro AB 'B'                                          44,703
                                                                                                                    ----------
                                                                                                                        92,496
                                                                                                                    ----------
              Household Durables - 0.0%                 11,716   Electrolux AB 'B'                                     214,036
                                                                                                                    ----------
              IT Services - 0.0%                         4,275   WM-Data AB 'B'                                          7,634
                                                                                                                    ----------
              Industrial Conglomerates - 0.0%                1   Ainax AB (a)                                               34
                                                                                                                    ----------
              Insurance - 0.0%                          26,296   Skandia Forsakrings AB                                104,025
                                                                                                                    ----------
              Machinery - 0.3%                           5,967   Alfa Laval AB                                          86,880
                                                         4,654   Atlas Copco AB 'A'                                    178,995
                                                         2,672   Atlas Copco AB 'B'                                     94,141
                                                         1,881   SKF AB 'B'                                             71,440
                                                         6,203   Sandvik AB                                            214,287
                                                         3,295   Scania AB 'B'                                         111,565
                                                         3,880   Volvo AB 'A'                                          131,906
                                                         9,547   Volvo AB 'B'                                          337,021
                                                                                                                    ----------
                                                                                                                     1,226,235
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
SWEDEN        Media - 0.0%                               5,496   Eniro AB                                           $   47,560
(CONCLUDED)                                              2,810   Modern Times Group MTG AB 'B' (a)                      52,493
                                                                                                                    ----------
                                                                                                                       100,053
                                                                                                                    ----------
              Paper & Forest Products - 0.1%               277   Billerud                                                4,280
                                                           945   Holmen AB 'B'                                          27,908
                                                         8,530   Svenska Cellulosa AB (SCA) 'B'                        331,583
                                                                                                                    ----------
                                                                                                                       363,771
                                                                                                                    ----------
              Specialty Retail - 0.1%                   18,171   Hennes & Mauritz AB 'B'                               500,438
                                                                                                                    ----------
              Tobacco - 1.4%                            17,627   Swedish Match AB                                      186,434
                                                                                                                    ----------
                                                                 TOTAL COMMON STOCKS IN SWEDEN                       6,825,139
                                                                                                                    ----------
SWITZERLAND   Biotechnology - 0.0%                         326   Serono SA 'B'                                         201,286
                                                                                                                    ----------
              Building Products - 0.0%                      90   Geberit AG (Registered Shares)                         69,913
                                                                                                                    ----------
              Capital Markets - 0.9%                    44,028   Credit Suisse Group                                 1,405,074
                                                        43,374   UBS AG (Registered Shares)                          3,053,235
                                                                                                                    ----------
                                                                                                                     4,458,309
                                                                                                                    ----------
              Chemicals - 0.2%                           3,446   Ciba Specialty Chemicals AG (Registered
                                                                   Shares)                                             214,426
                                                        10,389   Clariant AG (Registered Shares)                       124,382
                                                           198   Givaudan (Registered Shares)                          120,351
                                                         2,800   Lonza Group AG (Registered Shares)                    126,580
                                                         3,707   Syngenta AG                                           353,274
                                                                                                                    ----------
                                                                                                                       939,013
                                                                                                                    ----------
              Commercial Services & Supplies
               - 0.1%                                    5,916   Adecco SA (Registered Shares)                         293,739
                                                           244   SGS Societe Generale de Surveillance
                                                                  Holding SA 'R'                                       133,851
                                                                                                                    ----------
                                                                                                                       427,590
                                                                                                                    ----------
              Computers & Peripherals - 0.0%             2,544   Logitech International SA (Registered
                                                                  Shares) (a)                                          123,258
                                                                                                                    ----------
              Construction Materials - 0.1%              8,184   Holcim Ltd. (Registered Shares)                       431,582
                                                                                                                    ----------
              Diversified Telecommunication
               Services - 0.1%                           1,047   Swisscom AG (Registered Shares)                       363,058
                                                                                                                    ----------
              Electrical Equipment - 0.1%               75,063   ABB Ltd.                                              458,060
                                                                                                                    ----------
              Electronic Equipment &
               Instruments - 0.0%                        2,650   Kudelski SA (Bearer) (a)                               75,338
                                                                                                                    ----------
              Food Products - 0.8%                      16,185   Nestle SA (Registered Shares)                       3,706,983
                                                                                                                    ----------
              Health Care Equipment & Supplies
               - 0.1%                                      850   Nobel Biocare Holding AG                              131,887
                                                         2,889   Phonak Holding AG (Registered Shares)                  92,660
                                                           207   Straumann AG                                           43,930
                                                         2,250   Synthes, Inc.                                         245,055
                                                                                                                    ----------
                                                                                                                       513,532
                                                                                                                    ----------
              Hotels, Restaurants & Leisure
               - 0.0%                                       35   Kuoni Reisen Holding AG                                12,949
                                                                                                                    ----------
              Insurance - 0.3%                          11,992   Swiss Re (Registered Shares)                          690,018
                                                         5,414   Zurich Financial Services AG                          771,756
                                                                                                                    ----------
                                                                                                                     1,461,774
                                                                                                                    ----------
              Machinery - 0.0%                              40   Schindler Holding AG                                   11,372
                                                           282   Sulzer AG (Registered Shares)                          84,462
                                                                                                                    ----------
                                                                                                                        95,834
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
SWITZERLAND   Pharmaceuticals - 1.5%                    94,736   Novartis AG (Registered Shares)                    $ 4,415,500
(CONCLUDED)                                             27,764   Roche Holding AG                                     2,868,228
                                                                                                                    -----------
                                                                                                                      7,283,728
                                                                                                                    -----------
              Semiconductors &                           1,719   Micronas Semiconductor Holding AG (a)                   72,961
              Semiconductor Equipment - 0.1%            26,140   STMicroelectronics NV                                  450,626
                                                            10   Unaxis Holding AG 'R'                                      881
                                                                                                                    -----------
                                                                                                                        524,468
                                                                                                                    -----------
              Textiles, Apparel & Luxury Goods
               - 0.2%                                   23,088   Compagnie Financiere Richemont AG 'A'                  638,817
                                                         1,768   Swatch Group AG 'B'                                    238,575
                                                         2,276   Swatch Group AG (Registered Shares)                     62,610
                                                                                                                    -----------
                                                                                                                        940,002
                                                                                                                    -----------
                                                                 TOTAL COMMON STOCKS IN SWITZERLAND                  22,086,679
                                                                                                                    -----------
UNITED
 KINGDOM      Aerospace & Defense - 0.2%               113,231   BAE Systems PLC                                        460,506
                                                         3,528   Cobham PLC                                              85,036
                                                         5,374   Meggitt PLC                                             23,728
                                                        55,241   Rolls-Royce Group PLC                                  253,152
                                                                                                                    -----------
                                                                                                                        822,422
                                                                                                                    -----------
              Air Freight & Logistics - 0.0%            11,029   Ocean Group PLC                                        136,509
                                                       -------                                                      -----------
              Airlines - 0.0%                           18,233   British Airways PLC (a)                                 68,462
                                                       -------                                                      -----------
              Auto Components - 0.0%                    29,569   GKN PLC                                                114,905
                                                       -------                                                      -----------
              Automobiles - 0.0%                         1,025   TI Automotive Limited 'A' (a)                                0
                                                       -------                                                      -----------
              Beverages - 0.4%                         113,024   Diageo PLC                                           1,411,205
                                                        28,939   SABMiller PLC                                          382,014
                                                        29,507   Scottish & Newcastle PLC                               201,564
                                                                                                                    -----------
                                                                                                                      1,994,783
                                                                                                                    -----------
              Building Products - 0.0%                  53,235   Pilkington PLC                                          87,180
                                                       -------                                                      -----------
              Capital Markets - 0.2%                    27,983   3i Group PLC                                           281,286
                                                        26,671   Amvescap PLC                                           144,184
                                                         2,797   Close Brothers Group PLC                                35,050
                                                        12,596   Icap PLC                                                50,145
                                                        10,234   Man Group PLC                                          220,190
                                                         4,105   Schroders PLC                                           46,018
                                                                                                                    -----------
                                                                                                                        776,873
                                                                                                                    -----------
              Chemicals - 0.1%                          18,411   BOC Group PLC                                          294,510
                                                        44,050   Imperial Chemical Industries PLC                       168,189
                                                                                                                    -----------
                                                                                                                        462,699
                                                                                                                    -----------
              Commercial Banks - 3.2%                  237,794   Barclays PLC                                         2,280,589
                                                       143,779   HBOS PLC                                             1,940,906
                                                       407,647   HSBC Holdings PLC                                    6,469,252
                                                       196,898   Lloyds TSB Group PLC                                 1,537,419
                                                         2,530   Lloyds TSB Group PLC (ADR) (b)                          79,644
                                                       109,740   Royal Bank of Scotland Group PLC                     3,169,335
                                                                                                                    -----------
                                                                                                                     15,477,145
                                                                                                                    -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
UNITED
 KINGDOM      Commercial Services & Supplies
(CONTINUED)    - 0.2%                                   29,155   Brambles Industries PLC                            $  135,455
                                                        16,587   Bunzl PLC                                             124,937
                                                        24,611   Capita Group PLC                                      146,519
                                                        26,991   Group 4 Securicor PLC (a)                              56,656
                                                        64,193   Hays PLC                                              154,203
                                                         1,493   Intertek Group PLC                                     16,210
                                                        67,222   Rentokil Initial PLC                                  183,070
                                                         2,405   Serco Group PLC                                         9,357
                                                                                                                    ----------
                                                                                                                       826,407
                                                                                                                    ----------
              Communications Equipment - 0.0%            5,298   Marconi Corporation PLC (a)                            55,700
                                                                                                                    ----------
              Construction & Engineering - 0.1%         12,050   AMEC PLC                                               69,177
                                                        28,100   BICC PLC                                              141,613
                                                                                                                    ----------
                                                                                                                       210,790
                                                                                                                    ----------
              Construction Materials - 0.1%             19,884   BPB PLC                                               153,999
                                                        27,258   Hanson PLC                                            201,738
                                                        10,723   RMC Group PLC                                         164,835
                                                                                                                    ----------
                                                                                                                       520,572
                                                                                                                    ----------
              Consumer Finance - 0.0%                    7,713   Cattles PLC                                            46,093
                                                        15,617   Provident Financial PLC                               159,244
                                                                                                                    ----------
                                                                                                                       205,337
                                                                                                                    ----------
              Containers & Packaging - 0.0%             20,343   Rexam PLC                                             155,897
                                                                                                                    ----------
              Distributors - 0.0%                        1,845   Inchcape PLC                                           52,049
                                                                                                                    ----------
              Diversified Financial Services
               - 0.0%                                    5,899   London Stock Exchange PLC                              36,827
                                                                                                                    ----------
              Diversified Telecommunication
               Services - 0.2%                         308,138   BT Group PLC                                        1,002,269
                                                           900   BT Group PLC (ADR)(b)                                  29,655
                                                        88,222   Cable & Wireless PLC                                  156,050
                                                                                                                    ----------
                                                                                                                     1,187,974
                                                                                                                    ----------
              Electric Utilities - 0.2%                 31,712   Scottish and Southern Energy PLC                      447,025
                                                        64,831   ScottishPower PLC                                     495,655
                                                           993   ScottishPower PLC (ADR)(b)                             30,624
                                                                                                                    ----------
                                                                                                                       973,304
                                                                                                                    ----------
              Electrical Equipment - 0.0%               21,146   Kidde PLC                                              47,257
                                                                                                                    ----------
              Electronic Equipment &
               Instruments - 0.0%                       18,858   Electrocomponents PLC                                 106,127
                                                         4,902   Premier Farnell PLC                                    17,142
                                                                                                                    ----------
                                                                                                                       123,269
                                                                                                                    ----------
              Food & Staples Retailing - 0.4%           28,340   Boots Group PLC                                       329,234
                                                        37,427   J Sainsbury PLC                                       172,532
                                                       285,683   Tesco PLC                                           1,474,621
                                                                                                                    ----------
                                                                                                                     1,976,387
                                                                                                                    ----------
              Food Products - 0.3%                      76,752   Cadbury Schweppes PLC                                 590,268
                                                        16,627   Tate & Lyle PLC                                       116,137
                                                       101,803   Unilever PLC                                          828,518
                                                                                                                    ----------
                                                                                                                     1,534,923
                                                                                                                    ----------
              Gas Utilities - 0.1%                     158,206   Centrica PLC                                          718,566
                                                                                                                    ----------
              Health Care Equipment & Supplies
               - 0.1%                                    3,902   Seton Scholl Healthcare Group PLC                      19,559
                                                        34,543   Smith & Nephew PLC                                    317,537
                                                                                                                    ----------
                                                                                                                       337,096
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
UNITED
 KINGDOM      Health Care Providers & Services
(CONTINUED)    - 0.0%                                    6,950   Alliance Unichem PLC                               $   83,821
                                                                                                                    ----------
              Hotels, Restaurants & Leisure
               - 0.4%                                    6,155   Carnival PLC                                          302,613
                                                        79,660   Compass Group PLC                                     317,848
                                                        13,810   Enterprise Inns PLC                                   142,442
                                                        58,530   Hilton Group PLC                                      293,114
                                                        26,524   InterContinental Hotels Group PLC                     301,658
                                                        30,006   Mitchells & Butlers PLC                               147,824
                                                         6,594   Punch Taverns PLC                                      60,138
                                                        24,110   Rank Group PLC                                        121,941
                                                        11,009   Whitbread PLC                                         164,152
                                                        15,467   William Hill PLC                                      149,318
                                                                                                                    ----------
                                                                                                                     2,001,048
                                                                                                                    ----------
              Household Durables - 0.1%                  9,646   Barratt Developments PLC                               98,795
                                                           788   Bellway PLC                                            10,409
                                                         2,907   The Berkeley Group PLC                                 66,701
                                                        23,393   George Wimpey PLC                                     170,170
                                                        10,998   Persimmon PLC                                         131,648
                                                        23,279   Taylor Woodrow PLC                                    110,893
                                                                                                                    ----------
                                                                                                                       588,616
                                                                                                                    ----------
              Household Products - 0.1%                 21,643   Reckitt Benckiser PLC                                 530,281
                                                                                                                    ----------
              IT Services - 0.0%                        30,199   Logica PLC                                             94,675
                                                                                                                    ----------
              Industrial Conglomerates - 0.1%           20,750   Smiths Group PLC                                      278,607
                                                        34,739   Tomkins PLC                                           166,584
                                                                                                                    ----------
                                                                                                                       445,191
                                                                                                                    ----------
              Insurance - 0.5%                          83,503   Aviva PLC                                             827,287
                                                        70,102   Friends Provident PLC                                 176,643
                                                       240,574   Legal & General Group PLC                             432,065
                                                        74,800   Prudential Corporation PLC                            609,771
                                                       106,903   Royal & Sun Alliance Insurance Group PLC              138,314
                                                                                                                    ----------
                                                                                                                     2,184,080
                                                                                                                    ----------
              Internet & Catalog Retail - 0.1%          37,528   The Great Universal Stores PLC                        611,179
                                                                                                                    ----------
              Machinery - 0.0%                           9,108   FKI PLC                                                19,778
                                                        11,268   IMI PLC                                                72,588
                                                       206,804   Invensys PLC (a)                                       42,100
                                                                                                                    ----------
                                                                                                                       134,466
                                                                                                                    ----------
              Media - 0.6%                              57,937   Aegis Group PLC                                       101,433
                                                        44,353   British Sky Broadcasting Group PLC ("BSkyB")          384,641
                                                        11,034   Daily Mail and General Trust 'A'                      143,460
                                                         9,612   EMAP PLC                                              130,972
                                                        31,761   EMI Group PLC                                         126,872
                                                       154,067   ITV PLC                                               300,398
                                                        29,694   Pearson PLC                                           317,560

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
UNITED
 KINGDOM      Media                                     47,069   Reed Elsevier NV                                    $   413,092
(CONTINUED)   (concluded)                               53,018   Reuters Group PLC                                       298,849
                                                        11,407   Trinity Mirror PLC                                      135,821
                                                        13,525   United Business Media PLC                               114,233
                                                        41,546   WPP Group PLC                                           386,799
                                                        25,811   Yell Group PLC                                          164,640
                                                                                                                     -----------
                                                                                                                       3,018,770
                                                                                                                     -----------
              Metals & Mining - 0.5%                    91,274   Billiton PLC                                            960,433
                                                       222,570   Corus Group PLC (a)                                     205,403
                                                         8,117   Johnson Matthey PLC                                     140,271
                                                        39,483   Rio Tinto PLC (Registered Shares)                     1,061,694
                                                                                                                     -----------
                                                                                                                       2,367,801
                                                                                                                     -----------
              Multiline Retail - 0.2%                   84,172   Marks & Spence Group PLC                                522,435
                                                         9,680   Next PLC                                                286,043
                                                                                                                     -----------
                                                                                                                         808,478
                                                                                                                     -----------
              Multi-Utilities & Unregulated
               Power - 0.3%                             59,301   International Power PLC (a)                             155,328
                                                       113,802   National Grid Group PLC                                 960,150
                                                        20,598   United Utilities PLC                                    207,052
                                                         8,249   United Utilities PLC 'A'                                 54,782
                                                                                                                     -----------
                                                                                                                       1,377,312
                                                                                                                     -----------
              Oil & Gas - 2.3%                         130,742   BG Group PLC                                            877,727
                                                       790,646   BP Amoco PLC                                          7,547,007
                                                         3,849   BP Amoco PLC (ADR) (b)                                  221,433
                                                       357,253   Shell Transport & Trading Company PLC                 2,621,422
                                                                                                                     -----------
                                                                                                                      11,267,589
                                                                                                                     -----------
              Pharmaceuticals - 1.5%                    62,016   AstraZeneca Group PLC                                 2,541,805
                                                       217,065   GlaxoSmithKline PLC                                   4,678,125
                                                           800   GlaxoSmithKline PLC (ADR)(b)                             34,984
                                                                                                                     -----------
                                                                                                                       7,254,914
                                                                                                                     -----------
              Real Estate - 0.2%                        18,022   The British Land Company PLC                            242,631
                                                        11,899   Hammerson PLC                                           155,890
                                                        17,232   Land Securities Group PLC                               365,767
                                                         9,912   Liberty International PLC                               148,333
                                                        18,432   Slough Estates PLC                                      155,344
                                                                                                                     -----------
                                                                                                                       1,067,965
                                                                                                                     -----------
              Road & Rail - 0.0%                        16,203   FirstGroup PLC                                           86,055
                                                         2,119   National Express Group PLC                               26,074
                                                        33,051   Stagecoach Group PLC                                     54,574
                                                                                                                     -----------
                                                                                                                         166,703
                                                                                                                     -----------
              Semiconductors &
              Semiconductor Equipment - 0.0%            41,211   ARM Holdings PLC                                         62,269
                                                                                                                     -----------
              Software - 0.1%                           21,437   Misys PLC                                                76,031
                                                        66,142   The Sage Group PLC                                      194,192
                                                                                                                     -----------
                                                                                                                         270,223
                                                                                                                     -----------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                    COMMON STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                    ------------                    -----------------
UNITED
 KINGDOM      Specialty Retail - 0.2%                   72,099   Dixons Group PLC                                   $    222,772
(CONCLUDED)                                              3,700   HMV Group PLC                                            15,282
                                                        24,040   Kesa Electricals PLC                                    123,109
                                                        86,320   Kingfisher PLC                                          481,487
                                                        24,999   MFI Furniture Group PLC                                  47,725
                                                        79,661   Signet Group PLC                                        165,052
                                                                                                                    ------------
                                                                                                                       1,055,427
                                                                                                                    ------------
              Tobacco - 0.3%                            54,613   British American Tobacco PLC                            791,587
                                                        26,966   Imperial Tobacco Group PLC                              587,507
                                                                                                                    ------------
                                                                                                                       1,379,094
                                                                                                                    ------------
              Trading Companies & Distributors
               - 0.1%                                   21,556   Wolseley PLC                                            368,027
                                                                                                                    ------------
              Transportation Infrastructure
               - 0.1%                                   11,911   Associated British Ports Holdings PLC                    95,051
                                                        39,638   BAA PLC                                                 397,008
                                                        12,221   BBA Group PLC                                            59,156
                                                        29,716   The Peninsular and Oriental Steam
                                                                  Navigation Company                                     141,422
                                                                                                                    ------------
                                                                                                                         692,637
                                                                                                                    ------------
              Water Utilities - 0.1%                    15,133   Kelda Group PLC                                         146,641
                                                        12,768   Severn Trent PLC                                        202,855
                                                                                                                    ------------
                                                                                                                         349,496
                                                                                                                    ------------
              Wireless Telecommunication
               Services - 1.2%                       2,358,915   Vodafone Group PLC                                    5,645,186
                                                        12,490   Vodafone Group PLC (ADR)(b)                             301,135
                                                                                                                    ------------
                                                                                                                       5,946,321
                                                                                                                    ------------
                                                                 TOTAL COMMON STOCKS IN THE UNITED KINGDOM            73,029,717
                                                                                                                    ------------
                                                                 TOTAL INVESTMENTS IN COMMON STOCKS
                                                                 (COST - $267,037,040) - 58.1%                       283,203,221
                                                                                                                    ------------
                                                                 MUTUAL FUND

UNITED
 STATES       Diversified Financial Services
               - 0.1%                                    2,000   iShares MSCI EAFE Index Fund (h)                        282,800
                                                                                                                    ------------
                                                                 TOTAL INVESTMENTS IN MUTUAL FUNDS
                                                                  (COST - $232,840) - 0.1%                               282,800
                                                                                                                    ------------
                                                    SHARES HELD  PREFERRED STOCK
AUSTRALIA     Media - 0.2%                             108,833   The News Corporation Limited                            857,709
                                                           760   The News Corporation Limited (Convertible)
                                                                  (ADR)(b)                                                23,811
                                                                                                                    ------------
                                                                 TOTAL PREFERRED STOCKS IN AUSTRALIA                     881,520
                                                                                                                    ------------

                                               MASTER INTERNATIONAL INDEX SERIES

                                                                                                                        VALUE
COUNTRY                   INDUSTRY*                 SHARES HELD                 PREFERRED STOCK                    (IN U.S. DOLLARS)
-------                   ---------                 -----------                 ---------------                    -----------------
GERMANY       Automobiles - 0.1%                           230   Porsche AG                                         $  149,449
                                                         5,476   Volkswagen AG                                         149,014
                                                                                                                    ----------
                                                                                                                       298,463
                                                                                                                    ----------
              Health Care Providers & Services
               - 0.0%                                      542   Fresenius Medical Care AG                              29,518
                                                                                                                    ----------
              Household Products - 0.0%                  3,170   Henkel KGaA                                           232,960
                                                                                                                    ----------
              Media - 0.0%                               5,512   ProSieben Sat. 1 Media AG                             101,593
                                                                                                                    ----------
              Multi-Utilities & Unregulated              2,033   RWE AG                                                 82,239
              Power - 0.0%
                                                                                                                    ----------
                                                                 TOTAL PREFERRED STOCKS IN GERMANY                     744,773
                                                                                                                    ----------
NEW ZEALAND   Paper & Forest Products - 0.0%             2,043   Fletcher Challenge Forests Ltd.                         2,844
                                                                                                                    ----------
                                                                 TOTAL PREFERRED STOCKS IN NEW ZEALAND                   2,844
                                                                                                                    ----------
                                                                 TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                                 (COST - $1,569,611) - 0.3%                          1,629,137
                                                                                                                    ----------
                                                                 RIGHTS
                                                                                                                    ----------
BELGIUM       Food & Staples Retailing - 0.0%            1,774   Colruyt SA (c)                                          2,358
                                                                                                                    ----------
                                                                 TOTAL RIGHTS IN BELGIUM
                                                                                                                    ----------
FRANCE        Industrial Conglomerates - 0.0%           17,774   Thompson SA (f)                                             0
                                                                                                                    ----------
                                                                 TOTAL RIGHTS IN FRANCE                                      0
                                                                                                                    ----------
HONG KONG     Household Durables - 0.0%                  1,733   Hutchison Whampoa Limited (g)                               0
                                                                                                                    ----------
                                                                 TOTAL RIGHTS IN HONG KONG                                   0
                                                                                                                    ----------
                                                                 TOTAL INVESTMENTS IN RIGHTS
                                                                 (COST - $1,137) - 0.0%                                  2,358
                                                                                                                    ----------
                                                                 WARRANTS (d)

FRANCE        Food & Staples Retailing - 0.0%              133   Casino Guichard-Perrach SA                                  2
                                                                                                                    ----------
                                                                 TOTAL WARRANTS IN FRANCE                                    2
                                                                                                                    ----------
SINGAPORE     Real Estate - 0.0%                         5,953   City Developments Limited                              14,568
                                                                                                                    ----------
                                                                 TOTAL WARRANTS IN SINGAPORE                            14,568
                                                                                                                    ----------
                                                                 TOTAL INVESTMENTS IN WARRANTS                          14,570
                                                                 (COST - $10,862) - 0.0%

                                            BENEFICIAL INTEREST  SHORT-TERM SECURITIES

                                                   $   743,432   Merrill Lynch Liquidity Series, LLC Cash
                                                                  Sweep Series 1(e)                                    743,432
                                                                                                                    ----------
                                                    29,137,023   TOTAL INVESTMENTS IN SHORT - TERM SECURITIES
                                                                  (COST - $743,432) - 0.1%                             743,432
                                                                                                                    ----------

                                               MASTER INTERNATIONAL INDEX SERIES

TOTAL INVESTMENTS (COST - $269,594,922**) - 58.6%      $             285,875,518
OTHER ASSETS LESS LIABILITIES - 41.4%                                201,870,332
                                                       -------------------------
NET ASSETS - 100.0%                                    $             487,745,850
                                                       =========================

(a)   Non-income producing security.

(b)   American Depositary Receipts (ADR).

(c)   The rights may be exercised until September 30, 2004.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Investments in companies considered to be an affiliate of the Series (such companies are defines as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

                                             NET        INTEREST
               AFFILIATE                  ACTIVITY       INCOME
------------------------------------     -----------   ---------
Merrill Lynch Liquidity Series, LLC
 Cash Sweep Series I                     ($9,177,325)  $ 112,754

(f)   The rights may be exercised until October 25, 2004.

(g)   The rights may be exercised until October 6, 2004.

(h) iShares MSCI EAFE Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the MSCI EAFE Index.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry suc-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost                        $  273,764,663
                                      --------------
Gross unrealized appreciation         $   27,530,819
Gross unrealized depreciation            (15,419,964)
                                      --------------
Net unrealized appreciation           $   12,110,855
                                      ==============

                                               MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

Financial futures contracts purchased as of September 30, 2004 were as follows:

                                                                               UNREALIZED
NUMBER OF                                           EXPIRATION                APPRECIATION/
CONTRACTS             ISSUE             EXCHANGE       DATE       FACE VALUE  DEPRECIATION
---------  --------------------------  ---------  -------------  -----------  -------------
       10       DJ EURO STOXX 50         Eurex    December 2004  $   341,917  $      (2,478)
        7    FTSE 100 INDEX FUTURES      London   December 2004  $   579,559          3,622
       14   HANG SENG INDEX FUTURES    Hong Kong   October 2004  $   116,619         11,381
        7  IBEX 35 PLUS INDEX FUTURES     MEFF     October 2004  $   703,989         (5,339)
      105   OMX STOCK INDEX FUTURES      Riyadh    October 2004  $ 1,007,429         15,319
        7    SPI 200 INDEX FUTURES       Sydney   December 2004  $   457,104          9,251
       52     TOPIX INDEX FUTURES        Tokyo    December 2004  $ 5,335,299       (133,648)
                                                                              -------------
TOTAL UNREALIZED DEPRECIATION  - NET                                          $    (101,892)
                                                                              =============

Financial futures contracts sold as of September 30, 2004 were as follows:

NUMBER OF                                           EXPIRATION                 UNREALIZED
CONTRACTS            ISSUE              EXCHANGE      DATE       FACE VALUE   DEPRECIATION
---------  --------------------------  ---------  -------------  -----------  -------------
       80   OMX STOCK INDEX FUTURES     Riyadh     October 2004  $   786,372  $      (7,135)
                                                                              -------------
TOTAL UNREALIZED DEPRECIATION  - NET                                          $      (7,135)
                                                                              =============

Forward foreign exchange contracts as of September 30, 2004 were as follows:

   FOREIGN                                   SETTLEMENT                       UNREALIZED
CURRENCY SOLD                                   DATE                         APPRECIATION
----------------                            -----------                      ------------
CHF      190,000                            October 2004                     $      1,394
EUR       41,000                            October 2004                              438
JPY   67,000,000                            October 2004                            6,275
SEK       65,000                            October 2004                              103
                                                                             ------------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS - NET    $      8,210
(US$ COMMITMENT - $812,761)                                                  ============

The American AAdvantage Money Market Fund invests all of its investable assets in the AMR Investment Services Money Market Portfolio. The Schedule of Investments for the AMR Investment Services Money Market Portfolio for the fiscal quarter ended September 30, 2004 is provided below.

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                            PAR / SHARES        VALUE
                                                                            ------------    ------------
                                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 1.19%
Banc of America Securities, LLC, 1.87%, Due 10/1/2004                       $     55,000    $     55,000
                                                                                            ------------
       TOTAL REPURCHASE AGREEMENTS                                                                55,000
                                                                                            ------------

EURODOLLAR TIME DEPOSITS - 13.40%
ABN AMRO Bank, 1.88%, Due 10/1/2004                                              200,000         200,000
Den Danske Bank, 1.89%, Due 10/1/2004                                            150,000         150,000
Suntrust Bank, 1.938%, Due 10/1/2004                                              69,099          69,099
Union Band of Switzerland AG, 1.88%, Due 10/1/2004                               200,000         200,000
                                                                                            ------------
       TOTAL EURODOLLAR TIME DEPOSITS                                                            619,099
                                                                                            ------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE E) - 29.04%
Bank of Scotland Treasury Services plc, 1.92%, Due 3/14/2005                     197,360         197,444
Bank One, NA,
  1.68%, Due 1/27/2005                                                            25,000          25,005
  1.91%, Due 2/10/2005                                                            25,000          25,022
BNP Paribas Fin, 1.75%, Due 8/23/2005                                             60,000          59,975
BNP Paribas, 1.66%, Due 8/23/2005                                                100,000          99,958
Bayerische Landesbank,
  1.888%, Due 12/17/2004                                                         150,000         150,017
  1.70%, Due 5/9/2005                                                             75,000          75,019
Canadian Imperial Bank, 1.81%, Due 6/15/2005                                     100,000          99,976
Credit Susse First Boston Corporation, 3.94%, Due 9/26/2005                      150,000         150,046
Marshall and Ilsley Bank FSB, 1.63%, Due 4/25/2005                                50,000          50,004
National City Bank, 1.68%, Due 5/9/2005                                           50,000          50,004
Southtrust Bank,
  1.62%, Due 8/12/2005                                                           150,000         149,966
  1.97%, Due 9/29/2005                                                            64,000          64,023
Suntrust Bank, 1.60%, Due 10/3/2005                                              137,500         137,546
Wachovia Bank, NA, 1.69%, Due 10/19/2004                                           8,000           8,000
                                                                                            ------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                              1,342,005
                                                                                            ------------

VARIABLE RATE PROMISSORY NOTES (NOTE E) - 6.49%
Goldman Sachs Group, 1.77%, Due 8/9/2005                                         300,000         300,000
                                                                                            ------------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                                      300,000
                                                                                            ------------

VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND E) - 6.38%
General Electric Capital Assurance Company, 1.68%, Due 12/15/2004                100,000         100,000
Metropolitan Life Insurance Company, 1.88%, Due 11/22/2004                       195,000         195,000
                                                                                            ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                    295,000
                                                                                            ------------

ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND D) - 0.45%
Preferred Receivables Funding Corporation, 1.645%, 11/10/2004                     11,000          10,980
Windmill Funding Corporation, 1.60%, 10/12/2004                                   10,000           9,995
                                                                                            ------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                        20,975
                                                                                            ------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                            PAR / SHARES        VALUE
                                                                            ------------    ------------
                                                                              (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (NOTE E) - 42.86%
American Honda Finance Corporation,
  1.728%, Due 10/7/2004, 144A (Note C)                                            50,000          50,001
  1.72%, Due 1/13/2005                                                            25,000          25,011
  1.78%, Due 2/11/2005                                                            10,000          10,006
  1.67%, Due 4/11/2005                                                            60,000          60,040
Bank of America Corporation,
  1.913%, Due 10/22/2004                                                         130,140         130,164
Caterpillar Financial Services, 1.77%, Due 8/15/2005                              71,000          71,053
Citigroup, Incorporated,
  1.783%, Due 10/22/2004                                                          77,700          77,709
  1.78%, Due 2/7/2005                                                            170,965         171,029
Credit Suisse First Boston Corporation, 1.85%, Due 4/5/2005                       45,000          45,063
General Electric Capital Corporation, 1.868%, Due 10/17/2005                     180,000         180,000
Merrill Lynch & Company, Incorporated,
  1.91%, Due 1/13/2005                                                           124,000         124,125
  1.92%, Due 1/18/2005                                                            20,000          20,021
Monumental Global Funding II,
  1.74%, Due 7/1/2005, 144A (Note C)                                              87,000          87,105
  1.63%, Due 7/6/2005                                                             55,000          55,023
  2.01%, Due 9/2/2005, 144A (Note C)                                              25,000          25,053
Morgan Stanley and Company, Incorporated, 1.91%, Due 1/24/2005                   139,000         139,128
Paccar Financial Corporation,
  1.57%, Due 4/15/2005                                                            35,000          35,002
  1.53%, Due 7/11/2005                                                            50,000          49,994
  1.828%, Due 9/16/2005                                                           40,000          39,991
Salomon Smith Barney Holdings, Incorporated, 1.68%, Due 4/1/2005                 100,000         100,060
Toyota Motor Credit Corporation,
  1.60%, Due 1/14/2005                                                            50,000          50,007
  1.66%, Due 2/11/2005                                                            50,000          50,007
  1.849%, Due 6/22/2005                                                           41,500          41,491
USA Education, Incorporated, 1.99%, Due 10/25/2004                                78,500          78,518
US Bancorp, 2.03%, Due 9/16/2005                                                  20,000          20,034
Wells Fargo and Company,
  1.981%, Due 3/24/2005                                                           80,000          80,033
  2.00%, Due 9/29/2005                                                            15,000          15,011
  1.73%, Due 10/14/2005                                                          150,000         150,000
                                                                                            ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                   1,980,679
                                                                                            ------------
TOTAL INVESTMENTS - 99.81% (COST $4,612,758)                                                   4,612,758
                                                                                            ------------

OTHER ASSETS, NET OF LIABILITIES - 0.19%                                                           8,686
                                                                                            ------------

TOTAL NET ASSETS - 100%                                                                     $  4,621,444
                                                                                            ============


Based on the cost of investments of $4,612,758 for federal income tax purposes at September 30, 2004, there was no unrealized appreciation or depreciation of investments.

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 5.50%, Due 2/1/2023 - 6/1/2033, Total Value - $56,100,000.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $183,134 or 3.96% of net assets.

(D) Rates associated with money market securities represent discount rate at time of purchase.

(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American AAdvantage Municipal Money Market Fund invests all of its investable assets in the AMR Investment Services Municipal Money Market Portfolio. The Schedule of Investments for the AMR Investment Services Municipal Money Market Portfolio for the fiscal quarter ended September 30, 2004 is provided below.

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                                        Par / Shares       Value
                                                                                        ------------    ------------
                                                                                          (dollars in thousands)
MUNICIPAL OBLIGATIONS (NOTE A) -- 97.70%
ALABAMA -- 5.06%
Industrial Development Board of the City of Phenix City, Alabama-Environmental
  Improvement Revenue Bonds Series 2001A (Mead Coated Board Project), 1.76%,
  Due 3/1/2036, LOC Bank of Nova Scotia                                                 $      1,800    $      1,800
                                                                                                        ------------
    TOTAL ALABAMA                                                                                              1,800
                                                                                                        ------------
ARIZONA -- 4.22%
Industrial Development Authority of the City of Mesa, Arizona-Variable Rate
  Revenue Bonds-Series 199B (Discovery Health Systems), 1.64%, Due 1/1/2029, LOC MBIA          1,500           1,500
                                                                                                        ------------
    TOTAL ARIZONA                                                                                              1,500
                                                                                                        ------------

COLORADO -- 9.29%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute
  Electric Company Project), Bond Insurance - Ambac Assurance Corporation,
  1.85%, Due 7/1/2010, SPA Societe Generale                                                    3,300           3,300
                                                                                                        ------------
    TOTAL COLORADO                                                                                             3,300
                                                                                                        ------------

FLORIDA -- 5.15%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue
  Bonds, Series 2001 (University Cove Apartment Project), 1.74%, Due 6/15/2034,
  LOC SouthTrust Bank, NA                                                                      1,830           1,830
                                                                                                        ------------
    TOTAL FLORIDA                                                                                              1,830
                                                                                                        ------------

ILLINOIS -- 8.08%
Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series 1997
  (Avatar Corporation Project), 1.80%, Due 4/1/2027, LOC Fifth Third Bank                      1,800           1,800
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois,
  Series 1996 (Countryside Landfill Inc. Project), 1.77%, Due 4/1/2021,
  LOC JP Morgan Chase Bank                                                                     1,070           1,070
                                                                                                        ------------
    TOTAL ILLINOIS                                                                                             2,870
                                                                                                        ------------

INDIANA -- 5.09%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
  (ND-Tech Corporation Project), 1.75%, Due 7/1/2009, LOC Societe Generale                     1,000           1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds,
  Series 1991 (Group Dekko Int'l Project), 1.75%, Due 12/1/2011, LOC Bank One                    810             810
                                                                                                        ------------
    TOTAL INDIANA                                                                                              1,810
                                                                                                        ------------

KENTUCKY -- 5.95%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
  (North American Stainless, L.P.), 1.53%, Due 5/1/2031, LOC Fifth Third Bank                  1,100           1,100
County of Breckinridge Kentucky, Kentucky Association of Counties Leasing Trust,
  Lease Program Revenue Bonds, Series 2001, 1.65%, Due 2/1/2031, LOC Fifth Third Bank          1,015           1,015
                                                                                                        ------------
  TOTAL KENTUCKY                                                                                               2,115
                                                                                                        ------------

LOUISIANA -- 4.47%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
  (WPT Corporation Project), 1.75%, Due 12/1/2027, LOC JP Morgan Chase Bank                    1,589           1,589
                                                                                                        ------------
    TOTAL LOUISIANA                                                                                            1,589
                                                                                                        ------------

MARYLAND -- 3.94%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997,
  Issue I (The Grand), 1.66%, Due 6/1/2030, LOC Federal National Mortgage Association          1,400           1,400
                                                                                                        ------------
  TOTAL MARYLAND                                                                                               1,400
                                                                                                        ------------

MICHIGAN -- 11.76%
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
  Series XII-X, Bond Insurance - Ambac Assurance Corporation, 1.75%,
  Due 9/1/2031, SPA Lloyds TSB                                                                 1,000           1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds,
  Series A, 1.66%, Due 12/1/2023, LOC National City Bank NA                                    1,300           1,300
Michigan State Housing Development Authority Variable Rate Limited Obligation
   Multifamily Housing Revenue Refunding Bonds, 1.67%, Due 6/1/2018,
   LOC Bank of New York                                                                        1,880           1,880
                                                                                                        ------------
  TOTAL MICHIGAN                                                                                               4,180
                                                                                                        ------------

NEVADA -- 2.82%
Nevada Housing Division-Variable Rate Demand  Multi-Unit Housing Revenue
   Bonds-Series 2004 (Sundance Village Apartments), 1.70%, Due 10/1/2035, LOC Citibank         1,000           1,000
                                                                                                        ------------
  TOTAL NEVADA                                                                                                 1,000
                                                                                                        ------------

NEW YORK -- 2.82%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds,
  Series 1993C Adjustable Rate Fiscal Bonds, 1.73%, Due 6/15/2022, LOC Financial
  Guaranty Insurance Company                                                                   1,000           1,000
                                                                                                        ------------
  TOTAL NEW YORK                                                                                               1,000
                                                                                                        ------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                                        Par / Shares       Value
                                                                                        ------------    ------------
                                                                                          (dollars in thousands)
OHIO -- 4.78%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
  Series 2000B (Waste Management, Incorporated, Project), 1.83%, Due 7/1/2020,
  LOC Fleet National Bank                                                                      1,700           1,700
                                                                                                        ------------
  TOTAL OHIO                                                                                                   1,700
                                                                                                        ------------

PENNSYLVANIA -- 8.54%
Berks County Industrial Development Authority Manufacturing Facilities Revenue
   Bonds, Series 1995 (Grafika Commercial Printing Inc.), 1.81%, Due 9/1/2010,
   LOC First Union National Bank                                                               1,035           1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
  Commercial Development Bonds (William Penn Plaza Project), 1.40%,
  Due 12/1/2016, LOC PNC Bank, NA                                                              1,000           1,000
Delaware Valley,  Pennsylvania Regional Finance Authority (Bucks, Chester,
  Delaware and Montgomery Counties)-Local Government Revenue Bonds-Series 1986
  (Bi-Modal Multi-Term Format/Mode 1 Bonds, 1.69%, Due 8/1/2016, LOC Toronto Domion            1,000           1,000
                                                                                                        ------------
  TOTAL PENNSYLVANIA                                                                                           3,035
                                                                                                        ------------

TEXAS -- 12.49%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue
  Bonds, Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.75%,                  1,500           1,500
  Due 12/1/2024, LOC Bank of America Corporation
City of Midlothian Texas Industrial Development Corporation, Environmental
  Facilities Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership
  Profect) 1.67%, Due 9/1/2031, LOC Bank One                                                   1,200           1,200
Gulf Coast Waste Disposal Authority (Texas), Environmental Facilities Revenue
  Bonds, Series 2002 (Waste Corporation  of Texas, L.P. Project), 1.76%,
  Due 9/1/2022, LOC - Wells Fargo Texas                                                        1,740           1,740
                                                                                                        ------------
   TOTAL TEXAS                                                                                                 4,440
                                                                                                        ------------

UTAH -- 3.24%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
  (Holman, Inc. Project), 1.72%, Due 8/1/2031, LOC Wachovia Bank, NA                           1,150           1,150
                                                                                                        ------------
   TOTAL UTAH                                                                                                  1,150
                                                                                                        ------------
  TOTAL MUNICIPAL OBLIGATIONS                                                                                 34,719
                                                                                                        ------------
                                                                                           Shares
                                                                                        ------------
OTHER INVESTMENTS -- 2.19%
Dreyfus Municipal Cash Management Plus                                                         5,254               5
Federated Municipal Obligations Fund                                                         664,738             665
BlackRock Provident MuniCash Fund                                                            109,415             109
                                                                                                        ------------
TOTAL OTHER INVESTMENTS                                                                                          779
                                                                                                        ------------

TOTAL INVESTMENTS -- 99.89% (COST $35,498)                                                                    35,498
                                                                                                        ------------

OTHER ASSETS, NET OF LIABILITIES -- 0.11%                                                                         41
                                                                                                        ------------

TOTAL NET ASSETS -- 100%                                                                                $     35,539
                                                                                                        ============


Based on the cost of investments of $35,498 for federal income tax purposes at September 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American AAdvantage S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2004 is provided below.


STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                    SHARES         (000)
                                                    ------         -----
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 10.9%
AutoNation, Inc. (a) (f)                              63,600     $    1,086
AutoZone, Inc. (a)                                    20,687          1,598
Bed Bath & Beyond, Inc. (a)                           73,414          2,724
Best Buy Co., Inc.                                    79,721          4,324
Big Lots, Inc. (a)                                    29,538            361
Black & Decker Corp.                                  19,433          1,505
Brunswick Corp.                                       22,629          1,035
Carnival Corp.                                       153,519          7,260
Centex Corp.                                          30,476          1,538
Circuit City Stores, Inc. (f)                         49,439            758
Clear Channel
  Communications, Inc.                               144,165          4,494
Coach, Inc. (a)                                       46,600          1,977
Comcast Corp. (a)                                    546,967         15,446
Cooper Tire & Rubber Co. (f)                          18,637            376
Dana Corp.                                            37,349            661
Darden Restaurants, Inc.                              39,610            924
Delphi Corp. (f)                                     135,267          1,257
Dillard's, Inc. Class A (f)                           19,953            394
Dollar General Corp. (f)                              81,015          1,632
Dow Jones & Co., Inc. (f)                             20,626            838
Eastman Kodak Co. (f)                                 70,437          2,269
eBay, Inc. (a)                                       160,360         14,743
Family Dollar Stores, Inc. (f)                        41,968          1,137
Federated Department Stores, Inc.                     43,476          1,975
Ford Motor Co. (f)                                   443,955          6,238
Fortune Brands, Inc.                                  35,466          2,628
Gannett Co., Inc.                                     66,038          5,531
Gap, Inc.                                            217,930          4,075
General Motors Corp. (f)                             136,873          5,814
Genuine Parts Co.                                     42,493          1,631
Goodyear Tire & Rubber Co. (a) (f)                    44,442            477
Harley-Davidson, Inc.                                 71,438          4,246
Harrah's Entertainment, Inc. (f)                      27,933          1,480
Hasbro, Inc. (f)                                      43,987            827
Hilton Hotels Corp.                                   94,243          1,775
Home Depot, Inc.                                     536,457         21,029
International Game Technology                         85,752          3,083
Interpublic Group of Cos., Inc. (a)                  102,377          1,084
JC Penney & Co., Inc.                                 68,988          2,434
Johnson Controls, Inc.                                46,496          2,641
Jones Apparel Group, Inc.                             31,079          1,113
KB HOME (f)                                           11,631            983
Knight-Ridder, Inc.                                   19,491          1,276
Kohl's Corp. (a)                                      82,510          3,976
Leggett & Platt, Inc.                                 46,354          1,302
Limited Brands                                       115,356          2,571
Liz Claiborne, Inc.                                   27,641          1,043
Lowe's Cos., Inc.                                    191,723         10,420
Marriot International, Inc.
  Class A                                             54,939          2,855
Mattel, Inc.                                         104,845          1,901
May Department Stores Co.                             70,467          1,806
Maytag Corp. (f)                                      19,829            364
McDonald's Corp.                                     307,053          8,607
McGraw-Hill, Inc.                                     46,413          3,699
Meredith Corp.                                        12,647            650
New York Times Co. Class A                            35,745          1,398
Newell Rubbermaid, Inc. (f)                           67,021          1,343
NIKE, Inc. Class B                                    63,913          5,036
Nordstrom, Inc.                                       33,438          1,279
Office Depot, Inc. (a)                                76,570          1,151
Omnicom Group, Inc.                                   46,217          3,377
Pulte Homes, Inc.                                     31,136          1,911
Radioshack Corp.                                      38,253          1,096
Reebok International, Ltd. (f)                        14,871            546
Reynolds American, Inc. (f)                           36,840          2,507
Sears Roebuck & Co. (f)                               52,254          2,082
Sherwin-Williams Co.                                  35,570          1,564
Snap-On, Inc.                                         14,748            406
Stanley Works (f)                                     20,232            860
Staples, Inc.                                        121,650          3,628
Starbucks Corp. (a)                                   95,926          4,361
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                             50,512          2,345
Target Corp.                                         222,757         10,080
Tiffany & Co.                                         35,368          1,087
Time Warner, Inc. (a)                              1,112,147         17,950
TJX Cos., Inc.                                       120,313          2,652
Toys "R" Us, Inc. (a) (f)                             54,169            961
Tribune Co.                                           79,855          3,286
Univision Communications, Inc.
  Class A (a)                                         79,518          2,514
V.F. Corp.                                            27,288          1,349
Viacom, Inc. Class B                                 422,589         14,182
Visteon Corp. (f)                                     31,253            250
Walt Disney Co.                                      500,573         11,288
Wendy's International, Inc. (f)                       28,567            960
Whirlpool Corp.                                       16,866          1,013
Yum! Brands, Inc.                                     70,222          2,855
                                                                 ----------
                                                                    283,188
                                                                 ----------
CONSUMER STAPLES - 10.3%
Adolph Coors Co. Class B (f)                           9,244            628
Alberto Culver Co. Class B                            22,258            968
Albertson's, Inc. (f)                                 89,913          2,152
Altria Group, Inc.                                   500,164         23,528
Anheuser-Busch Cos., Inc.                            196,167          9,798
Archer-Daniels-Midland Co.                           159,767          2,713
Avon Products, Inc.                                  114,348          4,995
Brown-Forman Corp. Class B                            29,382          1,346
Campbell Soup Co.                                    100,983          2,655
Clorox Co.                                            52,110          2,777
Coca-Cola Co.                                        594,135         23,795
Coca-Cola Enterprises, Inc.                          114,000          2,155
Colgate-Palmolive Co.                                129,035          5,830
ConAgra Foods, Inc.                                  129,146          3,320
Costco Wholesale Corp.                               111,151          4,619
CVS Corp.                                             97,592          4,112
General Mills, Inc.                                   91,464          4,107
Gillette Co.                                         244,744         10,216
H.J. Heinz Co.                                        85,520          3,080
Hershey Foods Corp.                                   60,208          2,812

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                     ------        -----
CONSUMER STAPLES - (CONTINUED)
Kellogg Co.                                          100,229     $    4,276
Kimberly-Clark Corp.                                 121,664          7,858
Kroger Co. (a)                                       181,522          2,817
McCormick & Co., Inc. (f)                             33,800          1,161
Pepsi Bottling Group, Inc.                            62,153          1,687
PepsiCo, Inc.                                        413,910         20,137
Procter & Gamble Co.                                 621,222         33,620
Safeway, Inc. (a)                                    109,493          2,114
Sara Lee Corp.                                       193,217          4,417
SuperValu, Inc.                                       33,960            936
Sysco Corp. (f)                                      154,881          4,634
UST Corp.                                             40,947          1,648
Wal-Mart Stores, Inc.                              1,036,728         55,154
Walgreen Co.                                         249,910          8,954
Winn-Dixie Stores, Inc. (f)                           38,510            119
Wrigley Wm., Jr. Co.                                  55,216          3,496
                                                                 ----------
                                                                    268,634
                                                                 ----------
ENERGY - 7.0%
Amerada Hess Corp. (f)                                21,802          1,940
Anadarko Petroleum Corp.                              61,254          4,065
Apache Corp.                                          79,930          4,005
Ashland, Inc.                                         17,080            958
Baker Hughes, Inc.                                    80,880          3,536
BJ Services Co.                                       38,955          2,042
Burlington Resources, Inc.                            96,456          3,935
ChevronTexaco Corp.                                  521,994         28,000
ConocoPhillips                                       167,241         13,856
Devon Energy Corp.                                    58,661          4,166
EOG Resources, Inc.                                   28,684          1,889
ExxonMobil Corp.                                   1,589,702         76,830
Halliburton Co.                                      107,986          3,638
Kerr-McGee Corp.                                      36,236          2,075
Marathon Oil Corp.                                    84,434          3,485
Nabors Industries, Ltd. (a)                           36,515          1,729
Noble Corp. (a)                                       33,123          1,489
Occidental Petroleum Corp.                            94,723          5,298
Rowan Cos., Inc. (a) (f)                              26,139            690
Schlumberger, Ltd.                                   143,707          9,673
Sunoco, Inc. (f)                                      18,228          1,348
Transocean, Inc. (a) (f)                              79,095          2,830
Unocal Corp.                                          64,988          2,794
Valero Energy Corp.                                   31,200          2,503
                                                                 ----------
                                                                    182,774
                                                                 ----------
FINANCIALS - 20.2%
ACE, Ltd.                                             69,255          2,774
AFLAC, Inc.                                          124,316          4,874
Allstate Corp.                                       170,507          8,183
Ambac Financial Group, Inc.                           26,447          2,114
American Express Co.                                 311,673         16,039
American International
  Group, Inc.                                        636,183         43,254
AmSouth Bancorp (f)                                   86,819          2,118
AON Corp.                                             76,323          2,194
Apartment Investment &
  Management Co. Class A                              23,800            828
Bank of America Corp.                                994,600         43,096
Bank of New York Co., Inc.                           188,479          5,498
BB&T Corp. (f)                                       135,918          5,395
Bear Stearns Cos., Inc.                               25,799          2,481
Capital One Financial Corp.                           58,615          4,332
Charles Schwab Corp.                                 335,393          3,082
Chubb Corp.                                           46,339          3,257
Cincinnati Financial Corp.                            41,600          1,715
Citigroup, Inc.                                    1,265,871         55,850
Comerica, Inc.                                        42,332          2,512
Countrywide Financial Corp.                          136,486          5,376
E*Trade Financial Corp. (a)                           89,800          1,026
Equity Office Properties Trust                        97,941          2,669
Equity Residential                                    68,807          2,133
Fannie Mae (f)                                       236,329         14,983
Federal Home Loan
  Mortgage Corp.                                     167,946         10,957
Federated Investors, Inc.
  Class B                                             27,400            779
Fifth Third Bancorp                                  136,500          6,719
First Horizon National Corp. (f)                      30,917          1,341
Franklin Resources, Inc.                              60,744          3,387
Golden West Financial Corp.                           36,911          4,095
Goldman Sachs Group, Inc.                            117,700         10,974
Hartford Financial Services
  Group, Inc.                                         70,688          4,378
Huntington Bancshares, Inc. (f)                       55,454          1,381
J.P. Morgan Chase & Co.                              869,119         34,530
Janus Capital Group, Inc. (f)                         60,619            825
Jefferson-Pilot Corp.                                 34,360          1,706
KeyCorp                                               99,809          3,154
Lehman Brothers Holdings, Inc.                        67,118          5,351
Lincoln National Corp.                                44,031          2,070
Loews Corp.                                           45,014          2,633
M & T Bank Corp.                                      29,000          2,775
Marsh & McLennan Cos., Inc.                          126,836          5,804
Marshall & Ilsley Corp.                               53,792          2,168
MBIA, Inc.                                            35,658          2,076
MBNA Corp.                                           310,002          7,812
Mellon Financial Corp.                               103,223          2,858
Merrill Lynch & Co., Inc.                            229,527         11,412
MetLife, Inc.                                        183,307          7,085
MGIC Investment Corp. (f)                             24,362          1,621
Moody's Corp. (f)                                     36,865          2,700
Morgan Stanley                                       268,143         13,219
National City Corp. (f)                              164,291          6,345
North Fork Bancorp, Inc. (f)                          76,190          3,387
Northern Trust Corp.                                  53,840          2,197
Plum Creek Timber Co., Inc.                           44,280          1,551
PNC Financial Services
  Group, Inc.                                         68,947          3,730
Principal Financial Group, Inc.                       78,050          2,808
Progressive Corp.                                     53,147          4,504
ProLogis                                              44,600          1,572
Providian Financial Corp. (a)                         71,573          1,112
Prudential Financial, Inc.                           127,500          5,998
Regions Financial Corp.                              112,709          3,726

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                    SHARES         (000)
                                                   ---------     ----------
FINANCIALS - (CONTINUED)
SAFECO Corp. (f)                                      33,864     $    1,546
Simon Property Group, Inc.                            50,463          2,706
SLM Corp.                                            107,342          4,787
SouthTrust Corp.                                      81,079          3,378
Sovereign Bancorp, Inc.                               83,800          1,829
St. Paul Travelers Cos., Inc.                        161,625          5,343
State Street Corp. (g)                                82,525          3,525
SunTrust Banks, Inc. (f)                              87,572          6,166
Synovus Financial Corp.                               74,604          1,951
T. Rowe Price Group, Inc. (f)                         31,490          1,604
Torchmark Corp. (f)                                   27,376          1,456
U.S. Bancorp                                         462,261         13,359
UnumProvident Corp. (f)                               72,835          1,143
Wachovia Corp.                                       320,726         15,058
Washington Mutual, Inc.                              209,913          8,203
Wells Fargo Co.                                      411,611         24,544
XL Capital, Ltd. Class A                              33,932          2,511
Zions Bancorp                                         21,919          1,338
                                                                 ----------
                                                                    526,970
                                                                 ----------
HEALTH CARE - 12.6%
Abbott Laboratories                                  380,467         16,116
Aetna, Inc.                                           37,032          3,701
Allergan, Inc.                                        32,291          2,343
AmerisourceBergen Corp. (f)                           27,116          1,456
Amgen, Inc. (a)                                      310,175         17,581
Anthem, Inc. (a) (f)                                  34,100          2,975
Applera Corp. - Applied
  Biosystems Group (f)                                50,167            947
Bausch & Lomb, Inc.                                   13,225            879
Baxter International, Inc.                           148,426          4,773
Becton, Dickinson & Co.                               61,529          3,181
Biogen Idec, Inc. (a)                                 82,273          5,033
Biomet, Inc.                                          61,741          2,894
Boston Scientific Corp. (a)                          203,696          8,093
Bristol-Myers Squibb Co.                             474,217         11,225
C.R. Bard, Inc.                                       25,194          1,427
Cardinal Health, Inc.                                104,266          4,564
Caremark Rx, Inc. (a)                                111,808          3,586
Chiron Corp. (a)                                      45,844          2,026
CIGNA Corp.                                           34,589          2,408
Eli Lilly & Co.                                      275,497         16,543
Express Scripts, Inc. (a) (f)                         19,100          1,248
Forest Laboratories, Inc. (a)                         89,406          4,021
Genzyme Corp. (a)                                     55,005          2,993
Gilead Sciences, Inc. (a)                            105,400          3,940
Guidant Corp.                                         75,964          5,017
HCA, Inc.                                            117,559          4,485
Health Management Associates,
  Inc. Class A                                        60,598          1,238
Hospira, Inc. (a)                                     38,336          1,173
Humana, Inc. (a)                                      40,925            818
IMS Health, Inc.                                      56,781          1,358
Johnson & Johnson                                    724,046         40,785
King Pharmaceuticals, Inc. (a)                        60,932            727
Manor Care, Inc.                                      21,851            655
McKesson Corp.                                        72,031          1,847
Medco Health Solutions, Inc. (a)                      65,672          2,029
MedImmune, Inc. (a)                                   61,165          1,450
Medtronic, Inc.                                      295,702         15,347
Merck & Co., Inc.                                    542,003         17,886
Millipore Corp. (a)                                   11,928            571
Mylan Laboratories Inc. (f)                           65,600          1,181
Pfizer, Inc.                                       1,845,074         56,459
Quest Diagnostics Inc.                                25,400          2,241
Schering-Plough Corp.                                356,924          6,803
St. Jude Medical, Inc. (a)                            43,097          3,244
Stryker Corp.                                         97,808          4,703
Tenet Healthcare Corp. (a)                           112,409          1,213
UnitedHealth Group, Inc.                             162,884         12,011
Watson Pharmaceuticals, Inc. (a)                      26,503            781
WellPoint Health Networks, Inc. (a)                   37,589          3,950
Wyeth                                                325,231         12,164
Zimmer Holdings, Inc. (a)                             59,620          4,712
                                                                 ----------
                                                                    328,801
                                                                 ----------
INDUSTRIALS - 11.3%
3M Co.                                               190,784         15,257
Allied Waste Industries, Inc. (a) (f)                 77,967            690
American Power
  Conversion Corp.                                    50,067            871
American Standard Cos., Inc. (a)                      52,021          2,024
Apollo Group, Inc. (a)                                47,375          3,476
Avery Dennison Corp.                                  27,070          1,781
Boeing Co.                                           205,645         10,615
Burlington Northern
  Santa Fe Corp.                                      91,150          3,492
Caterpillar, Inc.                                     82,885          6,668
Cendant Corp.                                        257,922          5,571
Cintas Corp.                                          41,482          1,744
Cooper Industries, Ltd.                               22,421          1,323
Crane Co. (f)                                         15,002            434
CSX Corp.                                             52,824          1,754
Cummins, Inc. (f)                                     10,673            789
Danaher Corp.                                         74,426          3,817
Deere & Co.                                           60,741          3,921
Delta Air Lines, Inc. (a) (f)                         31,293            103
Deluxe Corp. (f)                                      12,720            522
Dover Corp.                                           50,213          1,952
Eaton Corp.                                           36,478          2,313
Emerson Electric Co.                                 102,335          6,333
Equifax, Inc.                                         34,069            898
FedEx Corp.                                           72,446          6,208
Fluor Corp. (f)                                       20,406            908
General Dynamics Corp.                                48,206          4,922
General Electric Co. (e)                           2,580,023         86,637
Goodrich Co. (f)                                      29,755            933
H&R Block, Inc. (f)                                   42,310          2,091
Honeywell International, Inc.                        208,342          7,471
Illinois Tool Works, Inc.                             73,864          6,882
Ingersoll-Rand Co. Class A                            42,150          2,865
ITT Industries, Inc.                                  22,602          1,808
Lockheed Martin Corp.                                108,771          6,067
Masco Corp.                                          107,074          3,697
Monster Worldwide, Inc. (a)                           28,492            702

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                    VALUE
                                                    SHARES          (000)
                                                    ------          -----
INDUSTRIALS - (CONTINUED)
Navistar International
  Corp. (a) (f)                                       17,380     $      646
Norfolk Southern Corp.                                95,861          2,851
Northrop Grumman Corp.                                86,978          4,639
PACCAR, Inc.                                          43,070          2,977
Pall Corp.                                            31,474            770
Parker-Hannifin Corp.                                 29,023          1,708
Pitney Bowes, Inc.                                    56,039          2,471
Power-One, Inc. (a) (f)                               21,100            137
R.R. Donnelley & Sons Co.                             53,260          1,668
Raytheon Co.                                         108,314          4,114
Robert Half International, Inc.                       42,214          1,088
Rockwell Automation, Inc.                             44,720          1,731
Rockwell Collins, Inc.                                43,319          1,609
Ryder Systems, Inc. (f)                               15,780            742
Southwest Airlines Co.                               194,140          2,644
Textron, Inc.                                         33,675          2,164
Tyco International, Ltd.                             489,148         14,997
Union Pacific Corp.                                   63,340          3,712
United Parcel Service, Inc.
  Class B                                            274,900         20,870
United Technologies Corp.                            125,357         11,706
W.W. Grainger, Inc.                                   22,309          1,286
Waste Management, Inc.                               140,379          3,838
                                                                 ----------
                                                                    295,907
                                                                 ----------
INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications,
  Inc. (a) (f)                                       211,127            382
Adobe Systems, Inc.                                   58,371          2,888
Advanced Micro
  Devices, Inc. (a) (f)                               87,384          1,136
Affiliated Computer
  Services, Inc. (a) (f)                              33,300          1,854
Agilent Technologies, Inc. (a)                       118,327          2,552
Altera Corp. (a)                                      90,478          1,771
Analog Devices, Inc.                                  91,361          3,543
Andrew Corp. (a) (f)                                  38,827            475
Apple Computer, Inc. (a)                              92,946          3,602
Applied Materials, Inc. (a)                          408,761          6,740
Applied Micro Circuits
  Corp. (a) (f)                                       77,142            241
Autodesk, Inc.                                        28,215          1,372
Automatic Data Processing, Inc.                      143,138          5,914
Avaya, Inc. (a)                                      110,415          1,539
BMC Software, Inc. (a)                                52,736            834
Broadcom Corp. (a)                                    76,246          2,081
CIENA Corp. (a)                                      142,888            283
Cisco Systems, Inc. (a)                            1,649,159         29,850
Citrix Systems, Inc. (a)                              41,653            730
Computer Associates
  International, Inc.                                142,144          3,738
Computer Sciences Corp. (a)                           46,082          2,170
Compuware Corp. (a)                                   95,257            491
Comverse Technology, Inc. (a)                         47,238            890
Convergys Corp. (a)                                   36,005            484
Corning, Inc. (a)                                    334,985          3,712
Dell, Inc. (a)                                       610,091         21,719
Electronic Arts, Inc. (a)                             74,000          3,403
Electronic Data Systems
  Corp. (f)                                          125,886          2,441
EMC Corp. (a)                                        592,541          6,838
First Data Corp.                                     209,504          9,113
Fiserv, Inc. (a)                                      47,647          1,661
Fisher Scientific
  International, Inc. (a)                             28,000          1,633
Gateway, Inc. (a) (f)                                 93,965            465
Hewlett-Packard Co.                                  743,819         13,947
Intel Corp.                                        1,567,603         31,446
International Business
  Machines Corp.                                     409,318         35,095
Intuit, Inc. (a)                                      47,051          2,136
Jabil Circuit, Inc. (a)                               49,313          1,134
JDS Uniphase Corp. (a) (f)                           353,919          1,193
KLA-Tencor Corp. (a)                                  48,164          1,998
Lexmark International Group,
  Inc. Class A (a)                                    31,502          2,646
Linear Technology Corp.                               75,675          2,742
LSI Logic Corp. (a) (f)                               96,135            414
Lucent Technologies, Inc. (a) (f)                  1,053,172          3,339
Maxim Integrated Products, Inc.                       79,156          3,348
Mercury Interactive Corp. (a)                         22,148            773
Micron Technology, Inc. (a) (f)                      150,032          1,805
Microsoft Corp. (e)                                2,656,804         73,461
Molex, Inc. (f)                                       45,510          1,357
Motorola, Inc.                                       571,798         10,315
National Semiconductor Corp.                          89,418          1,385
NCR Corp. (a)                                         22,792          1,130
Network Appliance, Inc. (a)                           85,267          1,961
Novell, Inc. (a)                                      93,442            590
Novellus Systems, Inc. (a)                            36,669            975
NVIDIA Corp. (a) (f)                                  39,751            577
Oracle Corp. (a)                                   1,267,138         14,293
Parametric Technology
  Corp. (a) (f)                                       63,641            336
Paychex, Inc.                                         91,727          2,766
PeopleSoft, Inc. (a)                                  88,323          1,753
PerkinElmer, Inc.                                     32,157            554
PMC-Sierra, Inc. (a) (f)                              41,124            362
QLogic Corp. (a) (f)                                  23,845            706
QUALCOMM, Inc.                                       395,278         15,432
Sabre Holdings Corp. Class A (f)                      34,324            842
Sanmina-SCI Corp. (a)                                127,858            901
Scientific-Atlanta, Inc.                              38,368            995
Siebel Systems, Inc. (a)                             125,358            945
Solectron Corp. (a)                                  238,314          1,180
Sun Microsystems, Inc. (a) (f)                       817,388          3,302
SunGard Data Systems, Inc. (a)                        72,050          1,713
Symantec Corp. (a)                                    76,600          4,204
Symbol Technologies, Inc.                             58,485            739
Tektronix, Inc.                                       21,029            699
Tellabs, Inc. (a) (f)                                104,775            963
Teradyne, Inc. (a) (f)                                48,392            648
Texas Instruments, Inc.                              422,203          8,984
Thermo Electron Corp. (a)                             41,129          1,111
Unisys Corp. (a)                                      83,479            862

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------     ----------
INFORMATION TECHNOLOGY - (CONTINUED)
VERITAS Software Corp. (a)                           104,683     $    1,863
Waters Corp. (a)                                      29,357          1,295
Xerox Corp. (a) (f)                                  196,242          2,763
Xilinx, Inc.                                          85,504          2,309
Yahoo!, Inc. (a)                                     328,480         11,139
                                                                    -------
                                                                    403,971
                                                                    -------
MATERIALS - 3.1%
Air Products & Chemicals, Inc.                        55,889          3,039
Alcoa, Inc.                                          210,846          7,082
Allegheny Technologies, Inc. (f)                      22,329            408
Ball Corp.                                            27,670          1,036
Bemis Co., Inc.                                       26,928            716
Boise Cascade Corp.                                   21,519            716
Dow Chemical Co.                                     228,299         10,315
E.I. Du Pont de Nemours & Co.                        243,939         10,441
Eastman Chemical Co.                                  18,962            902
Ecolab, Inc.                                          63,626          2,000
Engelhard Corp.                                       29,830            846
Freeport-McMoRan Copper &
  Gold, Inc. Class B                                  43,114          1,746
Georgia-Pacific Group                                 62,740          2,255
Great Lakes Chemical Corp. (f)                        12,803            328
Hercules, Inc. (a)                                    28,098            400
International Flavors &
  Fragrances, Inc.                                    23,704            905
International Paper Co.                              117,556          4,750
Louisiana-Pacific Corp. (f)                           26,459            687
MeadWestvaco Corp.                                    48,688          1,553
Monsanto Co.                                          64,446          2,347
Newmont Mining Corp.                                 108,142          4,924
Nucor Corp. (f)                                       19,102          1,745
Pactiv Corp. (a)                                      36,164            841
Phelps Dodge Corp. (f)                                22,605          2,080
PPG Industries, Inc.                                  42,190          2,585
Praxair, Inc.                                         79,820          3,412
Rohm & Haas Co.                                       55,096          2,367
Sealed Air Corp. (a)                                  20,836            966
Sigma-Aldrich Corp.                                   16,993            986
Temple-Inland, Inc.                                   13,714            921
United States Steel Corp.                             27,702          1,042
Vulcan Materials Co. (f)                              25,496          1,299
Weyerhaeuser Co.                                      58,924          3,917
Worthington Industries, Inc. (f)                      21,829            466
                                                                 ----------
                                                                     80,023
                                                                 ----------
TELECOMMUNICATION SERVICES -3.6%
ALLTEL Corp.                                          75,098          4,124
AT&T Corp. (f)                                       195,147          2,794
AT&T Wireless Services, Inc. (a)                     665,238          9,832
BellSouth Corp.                                      447,428         12,134
CenturyTel, Inc.                                      34,508          1,182
Citizens Communications Co.                           79,877          1,070
Nextel Communications, Inc.
  Class A (a)                                        269,036          6,414
Qwest Communications
  International, Inc. (a)                            442,622          1,474
SBC Communications, Inc.                             807,804         20,962
Sprint Corp. (Fon Group)                             354,923          7,145
Verizon Communications, Inc.                         675,698         26,609
                                                                 ----------
                                                                     93,740
                                                                 ----------
UTILITIES - 3.0%
AES Corp. (a)                                        153,414          1,533
Allegheny Energy, Inc. (a) (f)                        31,899            509
Ameren Corp.                                          47,142          2,176
American Electric Power Co., Inc.                     96,054          3,070
Calpine Corp. (a) (f)                                104,452            303
CenterPoint Energy, Inc. (f)                          77,193            800
Cinergy Corp. (f)                                     43,558          1,725
CMS Energy Corp. (a) (f)                              38,505            367
Consolidated Edison, Inc.                             59,222          2,490
Constellation Energy Group, Inc.                      40,903          1,630
Dominion Resources, Inc. (f)                          79,087          5,160
DTE Energy Co. (f)                                    42,546          1,795
Duke Energy Corp.                                    221,577          5,072
Dynegy Inc. Class A (a) (f)                           94,930            474
Edison International (f)                              80,062          2,122
El Paso Corp. (f)                                    157,494          1,447
Entergy Corp.                                         56,343          3,415
Exelon Corp.                                         160,178          5,877
FirstEnergy Corp.                                     81,012          3,328
FPL Group, Inc.                                       45,389          3,101
KeySpan Corp. (f)                                     38,706          1,517
Kinder Morgan, Inc.                                   30,038          1,887
Nicor, Inc. (f)                                       11,213            412
NiSource, Inc.                                        64,767          1,361
Peoples Energy Corp. (f)                               9,331            389
PG&E Corp. (a)                                       101,723          3,092
Pinnacle West Capital Corp.                           23,081            958
PPL Corp.                                             46,068          2,173
Progress Energy, Inc.                                 60,608          2,566
Public Service Enterprise
  Group, Inc.                                         58,022          2,472
Sempra Energy                                         56,189          2,033
Southern Co. (f)                                     178,658          5,356
TECO Energy, Inc. (f)                                 47,476            642
TXU Corp.                                             74,248          3,558
Williams Cos., Inc. (f)                              127,137          1,538
Xcel Energy, Inc. (f)                                 96,597          1,673
                                                                 ----------
                                                                     78,021
                                                                 ----------
TOTAL COMMON STOCKS
(cost $2,142,778,215)                                             2,542,029
                                                                 ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                      PAR          MARKET
                                                    AMOUNT         VALUE
                                                     (000)         (000)
                                                     -----         -----
U.S. GOVERNMENT SECURITIES - 0.1%
United States Treasury Bill (b) (c)
  1.60% due 12/09/04                              $    3,824     $    3,812
                                                                 ----------
TOTAL U.S. GOVERNMENT SECURITIES
(cost $3,812,273)                                                     3,812
                                                                 ----------

                                                    Shares
                                                     (000)
                                                     -----
SHORT TERM INVESTMENTS - 7.5%
AIM Short Term Investment
  Prime Portfolio                                     61,856         61,856
Federated Money Market
  Obligations Trust                                      485            485
State Street Navigator Securities
  Lending Prime Portfolio (d) (g)                    131,919        131,919
                                                                 ----------
TOTAL SHORT TERM INVESTMENTS
(cost $194,260,045)                                                 194,260
                                                                 ----------
TOTAL INVESTMENTS - 105.1%
(identified cost
$2,340,850,533) (h) (i)                                           2,740,101
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (5.1)%                                            (131,904)
                                                                 ----------
NET ASSETS - 100%                                                $2,608,197
                                                                 ==========

(a)      Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c)      Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f) All or a portion of these securities were on loan at September 30, 2004.

(g)      Affiliated Issuer. See table below for more information.

                                    Number of    Shares Purchased        Shares Sold       Number of
 Security                          Shares held  For the Nine months  For the Nine months  Shares held
Description                        at 12/31/03    Ended 09/30/04      Ended 09/30/04      at 09/30/04
-----------                        -----------  ------------------- --------------------  -----------
State Street Corp.                      84,525            3,400                5,400           82,525
State Street Navigator Securities
Lending Prime Portfolio             71,146,646      654,123,865          593,351,707      131,918,804

                                                         Realized Gain on
                                      Income Earned     shares sold during
 Security                          For the Nine months   the Nine months
Description                          Ended 09/30/04       ended 09/30/04
-----------                        -------------------  ------------------
State Street Corp.                 $            38,614  $           36,840
State Street Navigator Securities
Lending Prime Portfolio            $            58,379                   -

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2004 was $616,535,930 and $217,285,521, respectively, resulting in net unrealized appreciation of investments of $399,250,409.

(i) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                                                    Number       Unrealized
                                                      of        Depreciation
                                                   Contracts       (000)
                                                   ---------    ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 12/2004                                           229     $   (1,055)
                                                                 ----------
Total unrealized depreciation
  on open futures contracts
  purchased                                                      $   (1,055)
                                                                 ==========



For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

The American AAdvantage Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2004 is provided below.

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Advertising Agencies - 0.7%                    3,400   + 24/ 7 Real Media, Inc.                           $           12,852
                                              10,535     ADVO Systems, Inc.                                          325,953
                                              16,500   + aQuantive, Inc.                                             159,225
                                              15,600     Catalina Marketing Corporation                              360,048
                                                 800   + Greenfield Online, Inc.                                      16,248
                                                 248     Grey Global Group Inc.                                      246,760
                                               7,433   + R.H. Donnelley Corporation                                  366,893
                                              16,400   + Valassis Communications, Inc.                               485,112
                                              27,100   + ValueClick, Inc.                                            255,824
                                               7,800   + Ventiv Health, Inc.                                         132,210
                                                                                                          ------------------
                                                                                                                   2,361,125
                                                                                                          ------------------
Aerospace - 0.5%                               6,434     Curtiss-Wright Corporation                                  368,218
                                               2,400   + Ducommun Incorporated                                        53,640
                                               6,426     HEICO Corporation (Class A)                                 113,611
                                               1,700   + MTC Technologies, Inc.                                       46,971
                                               9,209   + Moog Inc. (Class A)                                         334,287
                                              16,335   + Orbital Sciences Corporation                                186,546
                                              12,334   + Teledyne Technologies Incorporated                          308,843
                                               5,000     United Industrial Corporation                               164,450
                                                                                                          ------------------
                                                                                                                   1,576,566
                                                                                                          ------------------
Agriculture, Fishing & Ranching - 0.1%         1,200     Alico, Inc.                                                  51,120
                                              13,978     Delta and Pine Land Company                                 373,912
                                                                                                          ------------------
                                                                                                                     425,032
                                                                                                          ------------------
Air Transport - 0.8%                          12,168   + AAR Corp.                                                   151,491
                                              27,620   + AirTran Holdings, Inc.(a)                                   275,095
                                               8,899   + Alaska Air Group, Inc.                                      220,517
                                              11,600   + America West Holdings Corporation (Class B)(a)               62,640
                                               7,800   + Aviall, Inc.                                                159,120
                                              24,600   + Continental Airlines, Inc. (Class B)(a)                     209,592
                                              39,600   + Delta Air Lines, Inc.(a)                                    130,284
                                              13,395   + EGL, Inc.                                                   405,333
                                               9,600   + ExpressJet Holdings, Inc.                                    96,096
                                              15,023   + FLYi Inc.                                                    58,740
                                              12,355   + Frontier Airlines, Inc.                                      94,886
                                              10,556   + Mesa Air Group, Inc.                                         53,836
                                              22,400   + Northwest Airlines Corporation(a)                           183,904
                                               7,785   + Offshore Logistics, Inc.                                    267,960
                                               4,400   + Pinnacle Airlines Corp.                                      44,440
                                              21,300     SkyWest, Inc.                                               320,565
                                                                                                          ------------------
                                                                                                                   2,734,499

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Aluminum - 0.1%                                5,502   + Century Aluminum Company                         $          152,570
                                               6,300   + IMCO Recycling Inc.                                          71,820
                                                                                                          ------------------
                                                                                                                     224,390
                                                                                                          ------------------
Auto Parts: After Market - 0.2%                1,843   + Aftermarket Technology Corp.                                 23,185
                                               5,000   + Keystone Automotive Industries, Inc.                        110,000
                                               3,200   + Sports Resorts International, Inc.                           11,744
                                               3,300     Standard Motor Products, Inc.                                49,863
                                               7,399     Superior Industries International, Inc.                     221,600
                                               6,600   + TBC Corporation                                             147,444
                                                                                                          ------------------
                                                                                                                     563,836
                                                                                                          ------------------
Auto Parts: Original Equipment - 0.4%         21,800     ArvinMeritor, Inc.                                          408,750
                                              12,678   + Collins & Aikman Corporation                                 52,994
                                              15,100   + Hayes Lemmerz International, Inc.                           153,416
                                               3,300     Noble International, Ltd.                                    60,291
                                               2,273     Sauer-Danfoss, Inc.                                          38,823
                                               3,787   + Stoneridge, Inc.                                             53,397
                                                 800   + Strattec Security Corporation                                49,808
                                              13,900   + Tenneco Automotive Inc.                                     182,090
                                              17,771   + Tower Automotive, Inc.(a)                                    37,141
                                              43,900     Visteon Corporation                                         350,761
                                                                                                          ------------------
                                                                                                                   1,387,471
                                                                                                          ------------------
Auto Trucks & Parts - 0.2%                     2,600   + A.S.V., Inc.                                                 97,318
                                               1,450   + Commercial Vehicle Group, Inc.                               22,968
                                               8,194     Modine Manufacturing Co.                                    246,721
                                               9,545   + Wabash National Corporation                                 262,201
                                                                                                          ------------------
                                                                                                                     629,208
                                                                                                          ------------------
Banks - New York City - 0.0%                     500   + Signature Bank                                               13,375
                                                                                                          ------------------
Banks - Outside New York City - 8.2%           3,940     1st Source Corporation                                      101,022
                                               3,100     ABC Bancorp                                                  62,527
                                               8,318     AMCORE Financial, Inc.                                      236,065
                                               3,621     Alabama National BanCorporation                             216,789
                                               5,450   + AmericanWest Bancorporation                                 102,787
                                               2,726     Arrow Financial Corporation                                  81,847
                                               1,045     BancFirst Corporation                                        67,005
                                              24,500     BancorpSouth, Inc.                                          563,255
                                               1,200     BancTrust Financial Group, Inc.                              22,284
                                               4,300   + The Bankcorp Bank                                            87,505
                                               4,086     Bank of Granite Corp.                                        79,309
                                               3,000     Bank of the Ozarks, Inc.                                     89,190

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Banks - Outside New York City
 (continued)                                   3,313     Banner Corporation                               $           97,402
                                              10,993     Boston Private Financial Holdings, Inc.                     274,385
                                               2,300     Bryn Mawr Bank Corporation                                   46,184
                                              12,128     CVB Financial Corp.                                         269,484
                                               1,600     Camden National Corporation                                  55,216
                                               2,577     Capital City Bank Group, Inc.                                99,756
                                               1,700     Capital Corp of the West                                     73,100
                                                 600   + Capital Crossing Bank                                        15,264
                                               2,300     Capitol Bancorp Ltd.                                         67,482
                                               5,500     Cascade Bancorp                                             105,435
                                              14,444     Cathay Bancorp, Inc.                                        537,172
                                               3,200     Center Financial Corporation                                 60,864
                                               2,886   + Central Coast Bancorp                                        58,874
                                               9,949     Central Pacific Financial Corp.                             273,785
                                               2,200     Century Bancorp, Inc. (Class A)                              69,850
                                               7,951     Chemical Financial Corporation                              290,371
                                              15,283     Chittenden Corporation                                      416,448
                                              15,500     Citizens Banking Corporation                                504,835
                                               6,593     City Holding Company                                        216,844
                                               2,299     CityBank                                                     79,384
                                               1,800     Clifton Savings Bancorp, Inc.                                20,988
                                               4,126     CoBiz Inc.                                                   68,203
                                               1,900     Columbia Bancorp                                             55,366
                                               6,541     Columbia Banking System, Inc.                               155,610
                                               8,300     Community Bank System, Inc.                                 208,579
                                               3,177     Community Banks, Inc.                                        92,101
                                              13,240     Community First Bankshares, Inc.                            424,474
                                               3,567     Community Trust Bancorp, Inc.                               110,862
                                               5,152     Corus Bankshares, Inc.                                      222,206
                                              18,396     East West Bancorp, Inc.                                     617,922
                                               1,300   + Eurobancshares, Inc.                                         24,167
                                               1,900     FNB Corporation                                              50,274
                                               1,885     Farmers Capital Bank Corporation                             63,129
                                               1,700     Financial Institutions, Inc.                                 38,097
                                               2,024     First Bancorp                                                68,249
                                               4,014     First Busey Corporation                                      76,708
                                               9,523     First Charter Corporation                                   230,171
                                               2,047     First Citizens BancShares, Inc. (Class A)                   241,546

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Banks - Outside New York City
 (continued)                                  21,440     First Commonwealth Financial Corporation         $          291,798
                                               4,400     First Community Bancorp                                     180,400
                                               2,894     First Community Bancshares, Inc.                             95,068
                                              10,087     First Financial Bancorp                                     172,286
                                               4,165     First Financial Bankshares, Inc.                            167,266
                                               4,444     First Financial Corporation                                 139,630
                                               5,546     First Merchants Corporation                                 136,714
                                              16,900     First Midwest Bancorp, Inc.                                 584,064
                                               1,150     First Oak Brook Bancshares, Inc.                             35,466
                                                 600     The First of Long Island Corporation                         25,206
                                               3,600     First State Bancorporation                                  113,508
                                              11,800     Firstbank Corp.                                             569,940
                                               5,500   + Franklin Bank Corporation                                    93,775
                                               4,741     Frontier Financial Corporation                              167,357
                                               1,000     GB&T Bancshares, Inc.                                        22,060
                                               2,035     German American Bancorp                                      34,269
                                               7,075     Glacier Bancorp, Inc.                                       206,307
                                              16,222     Gold Banc Corporation                                       218,835
                                              18,800     Greater Bay Bancorp                                         540,500
                                               9,054     Hancock Holding Company                                     287,827
                                               4,152     Hanmi Financial Corporation                                 125,390
                                               8,660     Harleysville National Corporation                           212,266
                                               3,000     Heartland Financial USA, Inc.                                55,350
                                               4,845     Independent Bank Corp. (Massachusetts)                      149,759
                                               7,281     Independent Bank Corporation (Michigan)                     196,587
                                               5,074     Integra Bank Corporation                                    110,106
                                               3,400     Interchange Financial Services Corporation                   81,498
                                               5,848     Irwin Financial Corporation                                 150,995
                                               3,998     Lakeland Bancorp, Inc.                                       65,727
                                               1,700     Lakeland Financial Corporation                               57,630
                                               5,950     MB Financial, Inc.                                          235,858
                                               3,477     MBT Financial Corp.                                          68,254
                                               2,677     Macatawa Bank Corporation                                    75,090
                                               4,256     Main Street Banks, Inc.                                     130,234
                                               3,016     MainSource Financial Group, Inc.                             61,828
                                               2,380     Mercantile Bank Corporation                                  82,919
                                                   1     Mercantile Bankshares Corporation                                48
                                               7,950     Mid-State Bancshares                                        204,554

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Banks - Outside New York City
 (continued)                                   3,580     Midwest Banc Holdings, Inc.                      $           68,808
                                               2,129     NBC Capital Corporation                                      54,545
                                              10,913     NBT Bancorp Inc.                                            255,692
                                               8,200     Nara Bancorp, Inc.                                          165,230
                                               7,330     National Penn Bancshares, Inc.                              234,340
                                               1,831     Oak Hill Financial, Inc.                                     63,682
                                              21,900     Old National Bancorp                                        543,996
                                               4,376     Old Second Bancorp, Inc.                                    122,397
                                               2,541     Omega Financial Corporation                                  87,919
                                               5,653     Oriental Financial Group Inc.                               152,970
                                              15,062     Pacific Capital Bancorp                                     445,534
                                               4,300     Park National Corporation                                   547,089
                                               2,398     Peapack-Gladstone Financial Corporation                      72,779
                                               1,761     PennRock Financial Services Corp.                            48,885
                                               4,910     Peoples Bancorp Inc.                                        129,231
                                               2,432     The Peoples Holding Company                                  79,162
                                               7,700   + Piper Jaffray Companies, Inc.                               304,843
                                                 950   + Placer Sierra Bancshares                                     19,950
                                               6,696     PrivateBancorp, Inc.                                        180,524
                                               5,200     Prosperity Bancshares, Inc.                                 138,944
                                              12,024     Provident Bancshares Corporation                            403,405
                                              10,311     R & G Financial Corporation (Class B)                       398,520
                                              21,190     Republic Bancorp Inc.                                       326,326
                                               2,684     Republic Bancorp, Inc. (Class A)                             62,269
                                               7,101     Riggs National Corporation                                  157,642
                                               1,416     Royal Bancshares of Pennsylvania, Inc.                       34,366
                                               2,330     SCBT Financial Corporation                                   68,735
                                               7,863     S&T Bancorp, Inc.                                           280,788
                                               2,800     S.Y. Bancorp, Inc.                                           63,196
                                               4,814     Sandy Spring Bancorp, Inc.                                  157,418
                                               1,603     Santander BanCorp                                            40,075
                                               3,858     Seacoast Banking Corporation of Florida                      82,407
                                                 700     Security Bank Corporation                                    24,500
                                              11,700   + Silicon Valley Bancshares                                   434,889
                                               4,400     Simmons First National Corporation (Class A)                112,552
                                                 900     Smithtown Bancorp, Inc.                                      22,518
                                               2,000     Southern Community Financial Corporation                     22,260
                                               3,134     Southside Bancshares, Inc.                                   63,813

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Banks - Outside New York City
 (concluded)                                   5,400     Southwest Bancorp, Inc.                          $          119,070
                                              25,104     Southwest Bancorporation of Texas, Inc.                     505,595
                                               2,168     State Bancorp, Inc.                                          49,105
                                               1,800     State Financial Services Corporation                         49,392
                                              16,576     Sterling Bancshares, Inc.                                   222,947
                                               7,162   + Sterling Financial Corporation                              192,228
                                               3,600     Suffolk Bancorp                                             108,612
                                               3,688   + Sun Bancorp, Inc. (New Jersey)                               80,878
                                              15,216     Susquehanna Bancshares, Inc.                                374,314
                                                 200     Taylor Capital Group, Inc.                                    4,800
                                               8,261   + Texas Capital Bancshares, Inc.                              149,937
                                              14,676     Texas Regional Bancshares, Inc. (Class A)                   456,277
                                               2,620     Tompkins Trustco, Inc.                                      121,280
                                               3,700     TriCo Bancshares                                             77,404
                                              24,661     TrustCo Bank Corp NY                                        316,154
                                              14,527     Trustmark Corporation                                       451,499
                                               4,976     UMB Financial Corporation                                   237,206
                                               3,830     U.S.B. Holding Co., Inc.                                     96,833
                                              18,450     Umpqua Holdings Corporation                                 416,232
                                               2,400     Union Bankshares Corporation                                 74,784
                                              13,400     United Bankshares, Inc.                                     464,310
                                               9,000     United Community Banks, Inc.                                218,430
                                               1,900     Univest Corporation of Pennsylvania                          77,425
                                               7,219     Unizan Financial Corp.                                      199,317
                                               3,750   + Virginia Commerce Bancorp, Inc.(a)                          101,250
                                               2,300     Virginia Financial Group, Inc.                               74,750
                                               4,400     Washington Trust Bancorp, Inc.                              115,060
                                               6,363     WesBanco, Inc.                                              185,036
                                               3,990     West Bancorporation                                          66,793
                                               4,700     West Coast Bancorp                                           97,901
                                              11,483     Westamerica Bancorporation                                  630,302
                                               2,120   + Western Sierra Bancorp                                       70,575
                                               3,600   + Wilshire Bancorp, Inc.                                      108,648
                                               7,700     Wintrust Financial Corporation                              441,056
                                               4,200     Yardville National Bancorp                                  122,220
                                                                                                          ------------------
                                                                                                                  27,786,560
                                                                                                          ------------------
Beverage:Brewers (Wineries) - 0.1%             2,500   + The Boston Beer Company, Inc. (Class A)                      63,000
                                               4,242   + The Robert Mondavi Corporation (Class A)                    166,159
                                                                                                          ------------------
                                                                                                                     229,159

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Beverage: Soft Drinks - 0.1%                     987     Coca-Cola Bottling Co. Consolidated              $           53,318
                                               1,710     Farmer Brothers Co.                                          45,708
                                               3,000   + Hansen Natural Corporation                                   71,820
                                               2,390     National Beverage Corp.                                      19,311
                                               3,900   + Peets Coffee & Tea Inc.                                      91,221
                                                                                                          ------------------
                                                                                                                     281,378
                                                                                                          ------------------
Biotechnology Research &
 Production - 2.5%                            18,019   + ARIAD Pharmaceuticals, Inc.                                 120,547
                                              24,600   + AVANT Immunotherapeutics, Inc.                               42,066
                                              28,500   + Abgenix, Inc.                                               281,010
                                               8,285   + Accelry's Inc                                                54,018
                                               5,600   + Aksys, Ltd.(a)                                               26,600
                                               9,787   + Albany Molecular Research, Inc.                              93,955
                                               7,280   + Alexion Pharmaceuticals, Inc.                               131,040
                                              10,713   + Antigenics Inc.(a)                                           64,599
                                              24,200   + Applera Corporation - Celera Genomics Group                 282,898
                                               5,800   + Array BioPharma Inc.                                         40,542
                                               8,320   + ArthroCare Corporation                                      243,693
                                              20,300   + Axonyx Inc.                                                 113,680
                                                 900   + Barrier Therapeutics Inc.                                    10,944
                                               4,200   + Bioenvision, Inc.                                            33,558
                                               3,400   + CancerVax Corporation                                        27,540
                                              14,824   + Cell Genesys, Inc.                                          132,971
                                              16,731   + Cell Therapeutics, Inc.                                     114,775
                                               7,700   + Ciphergen Biosystems, Inc.                                   30,030
                                              18,557   + Corixa Corporation                                           77,197
                                              14,967   + Cubist Pharmaceuticals, Inc.                                147,874
                                              13,600   + CuraGen Corporation                                          74,800
                                               9,700   + Curis, Inc.                                                  43,165
                                               8,300   + Cypress Bioscience, Inc.                                     96,529
                                               1,300   + Cytokinetics, Incorporated                                   17,290
                                               5,500   + DOV Pharmaceutical, Inc.                                     94,270
                                              15,900   + deCODE GENETICS, INC.(a)                                    119,727
                                               4,424   + Digene Corporation                                          114,847
                                              14,700   + Discovery Laboratories, Inc.                                 98,490
                                               7,878   + Diversa Corporation                                          65,781
                                              10,800   + Dyax Corp.                                                   82,512
                                              17,496   + Encysive Pharmaceuticals Inc.                               157,989
                                              15,100   + Enzon, Inc.                                                 240,845

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Biotechnology Research & Production
 (continued)                                  19,518   + Exelixis, Inc.                                   $          157,315
                                               1,900   + Genencor International Inc.                                  30,495
                                              29,957   + Genta Incorporated                                           80,584
                                              16,129   + Geron Corporation(a)                                         96,613
                                              46,100   + Human Genome Sciences, Inc.                                 502,951
                                              14,209   + Immunomedics, Inc.                                           36,943
                                              22,924   + Incyte Genomics, Inc.                                       220,758
                                              11,200   + Inkine Pharmaceutical Company, Inc.                          56,784
                                               7,100   + Integra LifeSciences Holdings                               227,981
                                               9,514   + InterMune Inc.                                              112,170
                                               9,300   + Isolagen Inc.                                                87,885
                                               4,100   + Kensey Nash Corporation                                     107,379
                                               5,600   + Keryx Biopharmaceuticals, Inc.                               62,664
                                               5,700   + Kosan Biosciences, Inc.                                      32,832
                                              18,605   + Lexicon Genetics Incorporated                               122,607
                                               1,750   + Mannkind Corporation                                         35,070
                                                 300   + Marshall Edwards Inc.                                         2,663
                                              11,400   + Maxim Pharmaceuticals, Inc.(a)                               30,438
                                               7,301   + Maxygen Inc.                                                 72,207
                                               2,300   + Myogen, Inc.                                                 18,630
                                               9,400   + Myriad Genetics, Inc.                                       160,740
                                              12,923   + NPS Pharmaceuticals, Inc.                                   281,463
                                              19,054   + Nabi Biopharmaceuticals                                     254,943
                                              14,400   + Nanogen, Inc.(a)                                             55,152
                                               5,600   + Neurogen Corporation                                         36,176
                                               7,900   + Northfield Laboratories Inc.(a)                             105,623
                                              11,200   + Nuvelo, Inc.                                                110,656
                                              16,200   + Oscient Pharmaceutical Corporation                           57,510
                                              13,000   + Palatin Technologies, Inc.                                   37,830
                                              40,555   + Peregrine Pharmaceuticals, Inc.(a)                           64,482
                                              24,200   + Pharmos Corporation(a)                                       68,002
                                               3,900   + Progenics Pharmaceuticals, Inc.                              57,135
                                               7,700   + Regeneration Technologies, Inc.                              61,754
                                               4,470   + Rigel Pharmaceuticals, Inc.                                 113,091
                                               7,800   + Seattle Genetics, Inc.                                       51,246
                                               9,872   + Serologicals Corporation                                    230,314
                                               8,245   + Tanox, Inc.                                                 139,093
                                              15,932   + Telik, Inc.                                                 355,284

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Biotechnology Research & Production
 (concluded)                                   4,800   + Third Wave Technologies                          $           33,024
                                              10,940   + Transkaryotic Therapies, Inc.                               193,966
                                               5,638   + Trimeris, Inc.                                               84,852
                                              17,806   + Vicuron Pharmaceuticals Inc.                                261,392
                                              23,100   + Vion Pharmaceuticals, Inc.                                   95,172
                                               5,000   + Zymogentics, Inc.                                            87,200
                                                                                                          ------------------
                                                                                                                   8,366,851
                                                                                                          ------------------
Building Materials - 0.5%                      2,600     Ameron International Corporation                             85,540
                                               5,100     Building Materials Holding Corporation                      140,352
                                               6,512     LSI industries Inc.                                          67,985
                                               7,468   + NCI Building Systems, Inc.                                  238,229
                                               5,466     Simpson Manufacturing Co., Inc.                             345,451
                                               7,845     Texas Industries, Inc.                                      403,547
                                               3,409   + Trex Company, Inc.                                          150,951
                                               6,165     Watsco, Inc.                                                185,135
                                                                                                          ------------------
                                                                                                                   1,617,190
                                                                                                          ------------------
Building: Air Conditioning - 0.2%             14,635     Lennox International Inc.                                   218,647
                                              14,638     York International Corporation                              462,414
                                                                                                          ------------------
                                                                                                                     681,061
                                                                                                          ------------------
Building: Cement - 0.1%                        6,278     Eagle Materials Inc.                                        447,621
                                               3,200   + U.S. Concrete, Inc.                                          19,776
                                                                                                          ------------------
                                                                                                                     467,397
                                                                                                          ------------------
Building: Heating & Plumbing - 0.1%            1,800   + Aaon, Inc.                                                   31,320
                                              24,950   + Jacuzzi Brands, Inc.                                        232,035
                                                                                                          ------------------
                                                                                                                     263,355
                                                                                                          ------------------
Building: Miscellaneous - 0.1%                 9,300   + Comfort Systems USA, Inc.                                    61,380
                                               3,300   + Drew Industries Incorporated                                118,305
                                               8,447   + Griffon Corporation                                         178,232
                                                                                                          ------------------
                                                                                                                     357,917
                                                                                                          ------------------
Building: Roofing & Wallboard - 0.1%           8,251     ElkCorp                                                     229,048
                                              12,800   + USG Corporation                                             233,344
                                                                                                          ------------------
                                                                                                                     462,392
                                                                                                          ------------------
Cable Television Services - 0.2%              89,300   + Charter Communications, Inc. (Class A)(a)                   237,538
                                               5,898   + Crown Media Holdings, Inc. (Class A)                         49,248
                                              17,500   + Insight Communications Company, Inc.                        154,000
                                              17,994   + TiVo Inc.(a)                                                119,120
                                                                                                          ------------------
                                                                                                                     559,906

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Casinos & Gambling - 0.8%                      4,600     Ameristar Casinos, Inc.                          $          139,150
                                               7,825   + Argosy Gaming Company                                       306,740
                                              12,391   + Aztar Corporation                                           328,361
                                              10,715     Boyd Gaming Corporation                                     301,627
                                               1,632     Churchill Downs Incorporated                                 63,893
                                               3,178     Dover Downs Gaming & Entertainment, Inc.                     32,702
                                               1,400   + Empire Resorts, Inc.(a)                                      10,332
                                               6,175   + Isle of Capri Casinos, Inc.                                 119,610
                                               7,500   + Lakes Gaming Inc.                                            78,600
                                               9,000   + MTR Gaming Group, Inc.                                       83,880
                                              17,300   + Magna Entertainment Corp. (Class A)                          94,285
                                               9,000   + Multimedia Games, Inc.                                      139,500
                                                 800   + Nevada Gold & Casinos, Inc.                                   9,616
                                              11,764   + Pinnacle Entertainment, Inc.                                162,343
                                              18,400   + Scientific Games Corporation                                351,440
                                               8,700   + Shuffle Master, Inc.(a)                                     325,902
                                                                                                          ------------------
                                               6,412   + WMS Industries Inc.                                         164,724
                                                                                                          ------------------
                                                                                                                   2,712,705
Chemicals - 2.2%                              12,206     A. Schulman, Inc.                                           269,020
                                               6,750     Aceto Corporation                                            97,200
                                              18,800     Airgas, Inc.                                                452,516
                                              11,000     Albemarle Corp.                                             385,990
                                               1,200     American Vanguard Corporation                                42,888
                                               6,456     Arch Chemicals, Inc.                                        184,319
                                               9,400   + Cabot Microelectronics Corporation                          340,750
                                              11,201     Calgon Carbon Corporation                                    80,871
                                               7,385     Cambrex Corporation                                         162,101
                                              37,960     Crompton Corporation                                        360,240
                                              13,800     Cytec Industries Inc.                                       675,510
                                               5,464   + Energy Conversion Devices, Inc.                              72,453
                                               9,700   + Exide Technologies                                          153,745
                                              12,100   + FMC Corporation                                             587,697
                                               9,937     Georgia Gulf Corporation                                    443,091
                                              15,800     Great Lakes Chemical Corporation                            404,480
                                              36,100   + Hercules Incorporated                                       514,425
                                               8,967     MacDermid, Inc.                                             259,684
                                               3,641   + Medis Technologies Ltd.(a)                                   40,925
                                              22,340   + Millennium Chemicals Inc.                                   473,831

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Chemicals (concluded)                          2,634     NL Industries, Inc.                              $           48,229
                                               4,400   + NewMarket Corporation                                        91,872
                                                 900   + NuCo2 Inc.                                                   17,523
                                              10,200   + OM Group, Inc.                                              372,912
                                               3,900     Octel Corp.                                                  82,836
                                              10,595   + Omnova Solutions Inc.                                        63,888
                                              30,667   + PolyOne Corporation                                         230,616
                                               2,700     Quaker Chemical Corporation                                  65,205
                                               1,755     Stepan Company                                               41,751
                                               3,600   + Ultralife Batteries, Inc.                                    36,612
                                              15,300   + Valence Technology, Inc.(a)                                  50,031
                                              26,100   + W.R. Grace & Co.                                            246,645
                                               1,650   + Westlake Chemical Corporation                                36,795
                                                                                                          ------------------
                                                                                                                   7,386,651
                                                                                                          ------------------
Commercial Information Services - 0.4%        11,158   + Arbitron Inc.                                               408,494
                                             124,900   + CMGI Inc.                                                   151,129
                                               8,561   + infoUSA Inc.                                                 76,279
                                               5,700   + LECG Corporation                                             96,387
                                              31,600   + LookSmart, Ltd.                                              46,452
                                               1,600   + MarketWatch, Inc.                                            19,984
                                               3,100   + Neoforma, Inc.(a)                                            28,861
                                               7,974   + ProQuest Company                                            204,932
                                               6,053   + SOURCECORP, Incorporated                                    134,013
                                                                                                          ------------------
                                                                                                                   1,166,531
                                                                                                          ------------------
Communications & Media - 0.0%                 12,800   + Entravision Communications Corporation
                                                          (Class A)                                                   97,408
                                                                                                          ------------------
Communications Technology - 2.0%              13,800   + Airspan Networks Inc.                                        74,934
                                               7,522   + Anaren Microwave, Inc.                                      101,246
                                               9,972     Anixter International Inc.                                  349,917
                                              13,500   + Aspect Communications Corporation                           134,055
                                               1,400   + Atheros Communications                                       14,280
                                              19,278   + Avanex Corporation(a)                                        39,327
                                               3,159     Bel Fuse Inc.                                               104,500
                                               5,388     Black Box Corporation                                       199,087
                                              83,400   + Brocade Communications Systems, Inc.                        471,210
                                              19,800   + CSG Systems International, Inc.                             305,118
                                               7,200   + Captaris Inc.                                                30,672
                                               8,100   + Carrier Access Corporation                                   56,295
                                               1,672   + Catapult Communications Corporation                          31,500

SCHEDULE OF INVESTMENTS AS OF
  SEPTEMBER 30, 2004 (CONTINUED)                   MASTER SMALL CAP INDEX SERIES

               INDUSTRY*                 SHARES HELD                    COMMON STOCK                            VALUE
               ---------                 -----------                    ------------                            -----
Communications Technology (continued)         18,788   + CommScope, Inc.                                  $          405,821
                                               5,950   + Comtech Telecommunications Corp.                            161,245
                                             129,500   + Corvis Corporation(a)                                       103,600
                                                   8   + CycleLogic, Inc.                                                  0
                                               5,000   + Digi International Inc.                                      57,150
                                               9,400   + Ditech Communications Corporation                           210,466
                                              44,300   + Eagle Broadband, Inc.                                        31,896
                                               9,313   + Echelon Corporation                                          73,386
                                              69,600   + Enterasys Networks, Inc.                                    111,360
                                              20,200   + Entrust Technologies Inc.                                    51,106
                                              35,800   + Extreme Networks, Inc.                                      159,310
                                              52,100   + Finisar Corporation(a)                                       67,730
                                              25,496   + Harmonic Inc.                                               169,548
                                               8,800   + Inet Technologies, Inc.                                     110,704
                                              16,700   + Infonet Services Corporation (Class B)                       27,388
                                               7,977     Inter-Tel Inc.                                              172,463
                                              11,100   + InterVoice-Brite, Inc.                                      119,547
                                               6,629   + Ixia                                                         64,434
                                               5,400   + j2 Global Communications, Inc.                              170,586
                                               7,100   + KVH Industries, Inc.                                         51,262
                                               6,600   + NETGEAR, Inc.                                                80,652
                                              12,500   + NMS Communications Corporation                               61,000
                                              17,080   + Net2Phone, Inc.                                              54,998
                                              10,400   + Network Equipment Technologies, Inc.                         68,744
                                               7,000   + Novatel Wireless, Inc.                                      164,500
                                              35,419   + Oplink Communications, Inc.                                  63,400
                                               6,083   + Optical Communication Products, Inc.                         12,713
                                               9,400   + Paradyne Networks, Inc.                                      43,240
                                              22,740   + REMEC, Inc.                                                 107,105
                                              10,300   + Redback Networks Inc.                                        53,766
                                               9,708   + SeaChange International, Inc.                               155,231
                                              14,288   + Secure Computing Corporation                                108,446
                                               6,110   + Standard Microsystems Corporation                           106,986
                                              27,871   + Stratex Networks, Inc.                                       62,431
                                              57,900   + Sycamore Networks, Inc.                                     218,862
                                               5,620     TALX Corporation                                            129,766
                                              17,900   + Tekelec                                                     298,572
                                              80,300   + Terremark Worldwide, Inc.                                    51,392
                                                 400   + TippingPoint Technologies, Inc.                               9,544

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                       SHARES HELD           COMMON STOCK                                VALUE
---------                                       -----------           ------------                           --------------
Communications Technology (concluded)               2,640      + Ulticom, Inc.                               $       38,993
                                                   35,500      + Verso Technologies, Inc.                            34,435
                                                    6,901      + ViaSat, Inc.                                       138,710
                                                   16,100      + WJ Communications, Inc.                             39,284
                                                   10,031      + WebEx Communications, Inc.(a)                      218,876
                                                   16,300      + Westell Technologies, Inc.                          84,271
                                                   14,975      + Zhone Technologies, Inc.                            45,075
                                                                                                             --------------
                                                                                                                  6,682,135
                                                                                                             --------------

Computer Services Software & Systems - 4.6%        11,300      + @Road, Inc.                                         47,686
                                                    5,216      + ANSYS, Inc.                                        259,392
                                                   14,000      + ActivCard Corp.                                     85,960
                                                   11,800      + Actuate Corporation                                 41,654
                                                   17,302      + Agile Software Corporation                         137,205
                                                    6,100      + Altiris, Inc.                                      193,065
                                                      600      + Ansoft Corporation                                   9,540
                                                   11,900      + AnswerThink Consulting Group, Inc.                  63,665
                                                    7,900      + Anteon International Corporation                   289,535
                                                   21,380      + Ariba, Inc.                                        199,689
                                                   21,095      + Ascential Software Corporation                     284,150
                                                   12,897      + AsianInfo Holdings, Inc.                            62,937
                                                   16,308      + Aspen Technology, Inc.                             113,993
                                                    7,900      + Authentidate Holding Corp.(a)                       47,874
                                                    1,100      + Blackboard Inc.                                     18,876
                                                    3,600      + Blue Coat Systems, Inc.                             51,840
                                                   27,667      + Borland Software Corporation                       231,019
                                                   10,016      + CACI International Inc. (Class A)                  528,644
                                                   16,902      + CIBER, Inc.                                        127,103
                                                   27,800      + Chordiant Software, Inc.                            80,898
                                                    2,800      + Clarus Corporation                                  24,500
                                                    6,100      + Concord Communications, Inc.                        54,443
                                                    8,400      + Concur Technologies, Inc.                           88,116
                                                    2,000      + Constellation 3D, Inc.                                   2
                                                    4,900      + Covansys Corporation                                56,546
                                                   11,964      + Dendrite International, Inc.                       192,860
                                                    5,137      + Digimarc Corporation                                46,438
                                                   11,600      + Digital River, Inc.                                345,448
                                                    1,000      + DigitalNet Holdings, Inc.                           30,215
                                                   15,607      + Digitas Inc.                                       120,642
                                                    6,600      + eCollege.com                                        63,690

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD        COMMON STOCK                                 VALUE
---------                                         -----------        ------------                            --------------
Computer Services Software & Systems (continued)    4,545      + EPIQ Systems, Inc.                          $       70,811
                                                   25,180      + E.piphany, Inc.                                    101,475
                                                   17,739      + Electronics for Imaging, Inc.                      288,081
                                                    5,930      + Embarcadero Technologies, Inc.                      50,168
                                                   12,600      + Epicor Software Corporation                        151,578
                                                    3,400      + Equinix, Inc.                                      104,618
                                                   11,419      + F5 Networks, Inc.                                  347,823
                                                   20,079      + Gartner Group, Inc. (Class A)                      234,724
                                                   14,006      + Hyperion Solutions Corporation                     476,064
                                                    4,300      + iGATE Capital Corporation                           15,824
                                                    3,800      + Infocrossing, Inc.(a)                               60,097
                                                   25,500      + Informatica Corporation                            149,175
                                                   15,900      + Internet Capital Group, Inc.                       102,555
                                                   13,400      + Internet Security Systems, Inc.                    227,800
                                                    1,500      + InterVideo Inc.                                     18,000
                                                   14,425      + Interwoven, Inc.                                   104,437
                                                   10,208      + JDA Software Group, Inc.                           110,451
                                                    6,700      + Jupitermedia Corporation                           119,260
                                                    1,200      + Kanbay International Inc.                           25,512
                                                   16,958      + Keane, Inc.                                        260,475
                                                    4,438      + Keynote Systems, Inc.                               62,842
                                                      300      + Kintera Inc.                                         2,832
                                                   15,200      + Lawson Software, Inc.                               85,120
                                                   15,000      + Lionbridge Technologies, Inc.                      128,850
                                                    7,400      + MAPICS, Inc.                                        66,970
                                                    5,974      + MRO Software, Inc.                                  59,740
                                                    7,600      + MSC.Software Corp.                                  61,104
                                                   15,800      + Macrovision Corporation                            380,464
                                                    8,200      + Magma Design Automation, Inc.                      123,656
                                                    9,139      + Manhattan Associates, Inc.                         223,174
                                                    7,100      + ManTech International Corporation (Class A)        132,912
                                                   23,000      + Manugistics Group, Inc.                             54,740
                                                    8,200      + MapInfo Corporation                                 88,560
                                                   16,097      + MatrixOne, Inc.                                     81,451
                                                   24,100      + Mentor Graphics Corporation                        264,257
                                                    8,156      + Mercury Computer Systems, Inc.                     219,560
                                                    2,400      + Merge Technologies Incorporated                     41,088
                                                    6,099      + Micros Systems, Inc.                               305,377
                                                   27,300      + Micromuse, Inc.                                    100,464

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD              COMMON STOCK                                   VALUE
---------                                         -----------              ------------                                ---------
Computer Services Software & Systems (continued)    4,700      + MicroStrategy Incorporated (Class A)                  $ 193,123
                                                    8,355      + Netegrity, Inc.                                          62,746
                                                   18,874      + NetIQ Corporation                                       201,952
                                                    5,185      + NetScout Systems, Inc.                                   27,636
                                                    3,900      + OPNET Technologies, Inc.                                 40,014
                                                    4,800      + Open Solutions Inc.                                     119,856
                                                   21,333      + Openwave Systems Inc.                                   188,157
                                                   17,000      + Opsware, Inc.                                            95,370
                                                    6,926      + PC-Tel, Inc.                                             57,209
                                                    3,300      + PDF Solutions, Inc.                                      40,095
                                                    2,077      + PEC Solutions, Inc.                                      24,342
                                                   10,907      + Packeteer, Inc.                                         117,905
                                                    6,257      + PalmSource, Inc.                                        129,770
                                                   85,200      + Parametric Technology Corporation                       449,856
                                                    1,400      + Pegasystems Inc.                                          9,772
                                                   21,791      + Pinnacle Systems, Inc.                                   90,868
                                                   11,308      + Progress Software Corporation                           225,029
                                                    3,500        QAD Inc.                                                 24,395
                                                   14,900      + Quest Software, Inc.                                    165,688
                                                   33,200      + RealNetworks, Inc.                                      154,712
                                                   19,400      + Retek Inc.                                               88,464
                                                    9,397      + SERENA Software, Inc.                                   157,212
                                                      600      + SI International Inc.                                    13,146
                                                    3,789      + SPSS Inc.                                                50,507
                                                    3,500      + SRA International, Inc. (Class A)                       180,460
                                                    5,800        SS&C Technologies, Inc.                                 113,274
                                                      800      + SYNNEX Corporation                                       14,160
                                                    7,099      + SafeNet, Inc.                                           187,272
                                                   27,992      + Sapient Corporation                                     213,579
                                                   26,795      + ScanSoft, Inc.(a)                                       109,324
                                                   15,427      + SeeBeyond Technology Corporation                         47,515
                                                   20,641      + SonicWALL, Inc.                                         139,533
                                                      800      + Staktek Holdings Inc.                                     3,120
                                                    5,800      + Stellent, Inc.                                           44,718
                                                    1,600        StorageNetworks, Inc. (Litigation Trust Certificates)         0
                                                   14,400      + Support.com, Inc.                                       140,256
                                                    8,261      + Sykes Enterprises, Incorporated                          37,918
                                                    1,583        Syntel, Inc.                                             26,167
                                                    5,500      + Tier Technologies, Inc. (Class B)                        53,075

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD        COMMON STOCK                                         VALUE
---------                                         -----------        ------------                                      -----------
Computer Services Software & Systems (concluded)     13,185    + Transaction Systems Architects, Inc. (Class A)        $   245,043
                                                      8,708    + The TriZetto Group, Inc.                                   50,768
                                                     11,800    + Tumbleweed Communications Corporation                      29,854
                                                     12,200    + Tyler Technologies, Inc.                                  107,848
                                                      6,700    + The Ultimate Software Group, Inc.                          82,276
                                                      3,100    + Verint Systems Inc.                                       114,204
                                                      9,867    + Verity, Inc.                                              127,087
                                                     95,700    + Vignette Corporation                                      127,281
                                                     12,662    + WatchGuard Technologies, Inc.                              59,258
                                                     17,220    + webMethods, Inc.                                           91,610
                                                      8,551    + Websense, Inc.                                            356,320
                                                     25,200    + Wind River Systems, Inc.                                  307,440
                                                      8,300    + Witness Systems, Inc.                                     133,381
                                                     46,200    + Xybernaut Corporation(a)                                   50,820
                                                      9,100    + ZixIt Corporation(a)                                       41,678
                                                     14,208    + Zoran Corporation                                         223,350
                                                                                                                       -----------
                                                                                                                        15,586,127
                                                                                                                       -----------
Computer Technology - 1.7%                           39,800    + Adaptec, Inc.                                             302,480
                                                     23,034    + Advanced Digital Information Corporation                  200,396
                                                      4,900    + CompuCom Systems, Inc.                                     22,442
                                                     28,400    + Cray, Inc.                                                100,252
                                                      4,300    + CyberGuard Corporation                                     25,413
                                                     14,400    + Dot Hill Systems Corp.                                    115,488
                                                     25,900    + Emulex Corporation                                        298,368
                                                      9,809    + FalconStor Software, Inc.(a)                               73,077
                                                     13,082    + FileNET Corporation                                       228,412
                                                     75,300    + Gateway Inc.                                              372,735
                                                     10,317    + Hutchinson Technology Incorporated                        275,773
                                                     11,100      Imation Corp.                                             395,049
                                                     15,566    + InFocus Corporation                                       142,585
                                                     13,196    + Intergraph Corp.                                          358,535
                                                     19,703      Iomega Corporation                                         91,619
                                                     10,500    + Komag, Incorporated                                       145,950
                                                     25,474    + Lexar Media, Inc.                                         213,727
                                                     42,300    + McDATA Corporation (Class A)                              212,769
                                                      6,100    + Mobility Electronics, Inc.                                 50,264
                                                      4,300    + Overland Storage, Inc.                                     60,157
                                                     14,694    + PalmOne, Inc.(a)                                          447,285
                                                     25,200    + Perot Systems Corporation (Class A)                       404,712

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD           COMMON STOCK                                      VALUE
---------                                         -----------           ------------                                   -----------
Computer Technology (concluded)                      53,000    + Quantum Corporation-DLT & Storage Systems             $   122,430
                                                     21,462    + RSA Security Inc.                                         414,217
                                                      6,242    + RadiSys Corporation                                        87,076
                                                     40,047    + Safeguard Scientifics, Inc.                                74,888
                                                     78,807    + Silicon Graphics, Inc.(a)                                 112,694
                                                      1,200    + SimpleTech, Inc.                                            4,392
                                                      4,000    + Stratasys, Inc.                                           126,220
                                                      8,300    + Synaptics Incorporated                                    167,328
                                                      5,900    + Trident Microsystems, Inc.                                 59,413
                                                     16,909    + UNOVA,  Inc.                                              237,571
                                                                                                                       -----------
                                                                                                                         5,943,717
                                                                                                                       -----------
Construction - 0.3%                                   3,900      Brookfield Homes Corporation                              102,765
                                                      5,018    + EMCOR Group, Inc.                                         188,777
                                                     11,071      Granite Construction Incorporated                         264,597
                                                      3,900    + Perini Corporation                                         55,614
                                                      8,400    + Washington Group International, Inc.                      290,808
                                                                                                                       -----------
                                                                                                                           902,561
                                                                                                                       -----------
Consumer Electronics - 1.1%                          14,567    + Alloy, Inc.(a)                                             55,209
                                                      4,653    + Atari, Inc.                                                 7,305
                                                     42,300    + CNET Networks, Inc.                                       387,045
                                                      4,700    + Digital Theater Systems Inc.                               85,775
                                                     37,300    + DoubleClick Inc.                                          220,443
                                                     44,100    + EarthLink, Inc.                                           454,230
                                                      5,500    + FindWhat.com                                              103,015
                                                     10,600    + InfoSpace, Inc.                                           502,334
                                                     62,700    + Internap Network Services Corporation                      42,009
                                                     12,600    + iPass Inc.                                                 75,474
                                                      5,800    + iVillage Inc.                                              34,800
                                                      2,400    + Lifeline Systems, Inc.                                     58,608
                                                     12,374    + Midway Games Inc.(a)                                      122,750
                                                     10,300    + NIC Inc.                                                   55,208
                                                      8,700    + Navarre Corporation                                       126,063
                                                      7,300    + PLATO Learning, Inc.                                       64,532
                                                      8,800    + Sohu.com Inc.                                             146,344
                                                     14,425    + THQ Inc.                                                  280,711
                                                     15,714    + Take-Two Interactive Software, Inc.                       516,205
                                                     19,450    + United Online, Inc.                                       187,109
                                                      4,286    + Universal Electronics Inc.                                 71,919
                                                                                                                       -----------
                                                                                                                         3,597,088

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD                COMMON STOCK                                  VALUE
---------                                         -----------                ------------                              -----------
Consumer Products - 1.1%                             21,800      American Greetings Corporation  (Class A)             $   547,616
                                                      9,700      Blyth, Inc.                                               299,730
                                                      2,312      CSS Industries, Inc.                                       71,533
                                                      9,200    + Jarden Corp.                                              335,708
                                                      2,700      Mannatech, Incorporated(a)                                 37,854
                                                      9,873      Matthews International Corporation (Class A)              334,497
                                                      9,463      The Nautilus Group, Inc.                                  213,769
                                                      7,800      Oakley, Inc.                                               92,820
                                                      9,876    + Playtex Products, Inc.                                     62,219
                                                      5,800    + RC2 Corporation                                           190,820
                                                     11,791      The Topps Company, Inc.                                   115,316
                                                      8,798      The Toro Company                                          600,903
                                                     19,074      Tupperware Corporation                                    323,877
                                                      4,200    + USANA Health Sciences, Inc.                               146,160
                                                      1,500    + Water Pik Technologies, Inc.                               22,350
                                                     15,383    + The Yankee Candle Company, Inc.                           445,492
                                                                                                                       -----------
                                                                                                                         3,840,664
                                                                                                                       -----------
Containers & Packaging: Metal & Glass - 0.5%          1,600      Anchor Glass Container Corporation                         13,136
                                                     11,500      AptarGroup, Inc.                                          505,655
                                                     55,469    + Crown Holdings, Inc.                                      571,885
                                                      4,075      Greif Bros. Corporation (Class A)                         171,761
                                                      6,071    + Mobile Mini, Inc.                                         150,561
                                                      3,600      Silgan Holdings Inc.                                      166,680
                                                                                                                       -----------
                                                                                                                         1,579,678
                                                                                                                       -----------
Containers & Packaging: Paper & Plastic - 0.1%       19,100    + Graphic Packaging Corporation                             123,768
                                                      8,052      Myers Industries, Inc.                                     88,169
                                                                                                                       -----------
                                                                                                                           211,937
                                                                                                                       -----------
Copper - 0.2%                                        12,382      Mueller Industries, Inc.                                  531,807
                                                                                                                       -----------
Cosmetics - 0.2%                                        771    + Del Laboratories, Inc.                                     25,443
                                                      8,693    + Elizabeth Arden, Inc.                                     183,075
                                                      1,700      Inter Parfums, Inc.                                        23,205
                                                     17,426      Nu Skin Enterprises, Inc. (Class A)                       409,685
                                                     42,883    + Revlon, Inc. (Class A)                                    108,065
                                                                                                                       -----------
                                                                                                                           749,473
                                                                                                                       -----------
Diversified Financial Services - 0.6%                38,900    + The BISYS Group, Inc.                                     568,329
                                                      8,700    + Euronet Worldwide, Inc.                                   162,864
                                                     13,600      F.N.B. Corporation                                        300,968
                                                     14,111      First National Bankshares of Florida                      346,425
                                                      3,200      Greenhill & Co., Inc.                                      75,520

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD           COMMON STOCK                                      VALUE
---------                                         -----------           ------------                                   ----------
Diversified Financial Services (concluded)            3,400    + Intersections Inc.                                    $   49,810
                                                     10,608    + Jones Lang Lasalle Inc.                                  350,170
                                                      5,300    + Rewards Network Inc.                                      35,351
                                                      9,500    + U.S.I. Holdings Corporation                              129,675
                                                                                                                       ----------
                                                                                                                        2,019,112
                                                                                                                       ----------
Diversified Materials & Processing - 0.7%            14,160      Acuity Brands, Inc.                                      336,583
                                                      9,416    + Armor Holdings, Inc.                                     391,800
                                                      4,957      Barnes Group Inc.                                        136,169
                                                      5,547      Brady Corporation                                        270,527
                                                      9,155      CLARCOR Inc.                                             436,419
                                                      6,962    + Hexcel Corporation                                        96,215
                                                     21,914      Olin Corporation                                         438,280
                                                      9,145      Tredegar Corporation                                     166,439
                                                      6,420      Valhi, Inc.                                               96,492
                                                                                                                       ----------
                                                                                                                        2,368,924
                                                                                                                       ----------
Diversified Production - 0.2%                        21,352      Thomas & Betts Corporation                               572,661
                                                                                                                       ----------
Drug & Grocery Store Chains - 0.5%                      432      Arden Group, Inc. (Class A)                               36,720
                                                     17,807      Casey's General Stores, Inc.                             331,032
                                                      8,231    + The Great Atlantic & Pacific Tea Company, Inc.            50,209
                                                      6,464      Ingles Markets, Incorporated (Class A)                    77,956
                                                     10,983      Longs Drug Stores Corporation                            265,789
                                                      5,477      Nash-Finch Company                                       172,252
                                                     13,642    + Pathmark Stores, Inc.                                     66,164
                                                     11,869      Ruddick Corporation                                      233,107
                                                      3,929    + Smart & Final Inc.                                        65,850
                                                      3,700      Weis Markets, Inc.                                       125,356
                                                     12,529    + Wild Oats Markets, Inc.                                  108,250
                                                     24,400      Winn-Dixie Stores, Inc.(a)                                75,396
                                                                                                                       ----------
                                                                                                                        1,608,081
                                                                                                                       ----------
Drugs & Pharmaceuticals - 3.0%                        6,600    + Able Laboratories, Inc.                                  126,456
                                                     13,100    + Adolor Corporation                                       147,375
                                                        800    + Advancis Pharmaceutical Corporation                        6,520
                                                     28,500    + Alkermes, Inc.                                           328,890
                                                     13,025      Alpharma, Inc. (Class A)                                 238,227
                                                     13,400    + AtheroGenics, Inc.                                       441,530
                                                      8,200    + Atrix Laboratories, Inc.                                 251,658
                                                      4,000    + Bentley Pharmaceuticals, Inc.                             42,360
                                                      7,700    + BioCryst Pharmaceuticals, Inc.                            39,270
                                                     25,848    + BioMarin Pharmaceutical Inc.                             134,151

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD           COMMON STOCK                                      VALUE
---------                                         -----------           ------------                                   ----------
Drugs & Pharmaceuticals (continued)                   6,010    + Bone Care International, Inc.                         $  146,043
                                                      5,300    + Bradley Pharmaceuticals, Inc.                            107,855
                                                     12,100    + CV Therapeutics, Inc.                                    151,250
                                                      6,700    + CYTOGEN Corporation                                       70,618
                                                      1,300    + Caraco Pharmaceutical Laboratories, Ltd.                  10,010
                                                      6,700    + Chattem, Inc.                                            216,075
                                                     12,102    + Connetics Corporation                                    326,996
                                                        700    + Corgentech Inc.                                           11,949
                                                      5,200    + DUSA Pharmaceuticals, Inc.                                59,696
                                                     17,500    + Dendreon Corporation                                     147,175
                                                      3,800    + DepoMed, Inc.                                             19,836
                                                     10,100    + Durect Corporation(a)                                     14,140
                                                      7,615    + Enzo Biochem, Inc.                                       114,225
                                                      7,700    + First Horizon Pharmaceutical Corporation                 154,077
                                                        300    + GTx, Inc.                                                  3,498
                                                     12,400    + Genaera Corporation                                       48,360
                                                     22,400    + Genelabs Technologies, Inc.                               58,464
                                                     15,936    + Guilford Pharmaceuticals Inc.(a)                          79,680
                                                      6,100    + Hollis-Eden Pharmaceuticals, Inc.(a)                      65,697
                                                     13,924    + ILEX Oncology, Inc.                                      350,467
                                                     13,527    + ImmunoGen, Inc.                                           68,311
                                                     17,100    + Impax Laboratories, Inc.                                 262,656
                                                     17,288    + Indevus Pharmaceuticals, Inc.(a)                         122,572
                                                     11,000    + Inspire Pharmaceuticals, Inc.                            173,030
                                                     17,189    + Isis Pharmaceuticals, Inc.                                84,226
                                                        800    + Ista Pharmaceuticals, Inc.                                 9,752
                                                     11,700    + K-V Pharmaceutical Company (Class A)                     209,430
                                                      3,966    + Kos Pharmaceuticals, Inc.                                141,229
                                                      1,900    + Lannett Company, Inc.                                     18,430
                                                     24,516    + Ligand Pharmaceuticals Incorporated (Class B)            245,650
                                                     26,400    + Medarex, Inc.                                            194,832
                                                     15,527    + The Medicines Company                                    374,822
                                                      7,645    + NeoPharm, Inc.                                            65,441
                                                      4,600    + Neose Technologies, Inc.                                  34,500
                                                        100    + NitroMed, Inc.                                             2,384
                                                      8,731    + Noven Pharmaceuticals, Inc.                              181,954
                                                      9,400    + Onyx Pharmaceuticals, Inc.                               404,294
                                                     10,800    + POZEN Inc.                                                94,392
                                                     17,317    + PRAECIS Pharmaceuticals Incorporated                      38,097

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD              COMMON STOCK                                   VALUE
---------                                         -----------              ------------                                -----------
Drugs & Pharmaceuticals (concluded)                  11,500    + Pain Therapeutics, Inc.                               $    82,685
                                                     10,700    + Par Pharmaceutical Cos Inc.                               384,451
                                                      7,200    + Penwest Pharmaceuticals Co.                                81,288
                                                     22,415      Perrigo Company                                           460,628
                                                      4,700    + Pharmacyclics, Inc.                                        48,457
                                                      4,600    + Pharmion Corp.                                            237,802
                                                     10,200    + Priority Healthcare Corporation (Class B)                 205,530
                                                     13,700    + Quidel Corporation                                         62,061
                                                     12,319    + Regeneron Pharmaceuticals, Inc.                           106,929
                                                        400    + Renovis, Inc.                                               3,204
                                                      4,050    + SFBC International, Inc.                                  106,556
                                                     13,200    + Salix Pharmaceuticals, Ltd.                               284,064
                                                      1,000    + Santarus Inc.                                               9,070
                                                     14,800    + SciClone Pharmaceuticals, Inc.                             52,688
                                                     14,682    + SuperGen, Inc.(a)                                          90,735
                                                      7,546    + United Therapeutics Corporation                           263,582
                                                     29,000      Valeant Pharmaceuticals International                     699,480
                                                     28,600    + Vertex Pharmaceuticals Incorporated                       300,300
                                                     16,600    + Zila, Inc.                                                 68,392
                                                                                                                       -----------
                                                                                                                        10,186,452
                                                                                                                       -----------
Education Services - 0.3%                             4,402    + Bright Horizons Family Solutions, Inc.                    238,985
                                                      4,830    + Learning Tree International, Inc.                          68,103
                                                      2,700    + The Princeton Review, Inc.                                 20,250
                                                      2,449      Renaissance Learning, Inc.                                 53,070
                                                      5,120      Strayer Education, Inc.                                   588,851
                                                      4,700    + Universal Technical Institute Inc.                        141,846
                                                                                                                       -----------
                                                                                                                         1,111,105
                                                                                                                       -----------
Electrical & Electronics - 0.4%                      14,586    + Benchmark Electronics, Inc.                               434,663
                                                        700    + Cherokee International Corporation                          5,873
                                                      5,800    + InVision Technologies, Inc.                               260,942
                                                      1,400    + LeCroy Corporation                                         23,394
                                                      4,200    + OSI Systems, Inc.(a)                                       67,620
                                                     14,298    + Plexus Corporation                                        157,850
                                                      9,132    + Power Integrations, Inc.                                  186,566
                                                     11,900    + TTM Technologies, Inc.                                    105,791
                                                      5,607    + Universal Display Corporation                              47,211
                                                                                                                       -----------
                                                                                                                         1,289,910
                                                                                                                       -----------
Electrical Equipment & Components - 1.0%              6,781      A.O. Smith Corporation                                    165,117
                                                      6,700    + American Superconductor Corporation                        83,214

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD             COMMON STOCK                                    VALUE
---------                                         -----------             ------------                                 -----------
Electrical Equipment & Components (concluded)        10,771      Baldor Electric Company                               $   254,842
                                                     16,061      Belden CDT Inc.                                           350,130
                                                     11,808      CTS Corporation                                           148,781
                                                      8,718      Cohu, Inc.                                                128,852
                                                      6,400    + DDi Corp.                                                  32,448
                                                      4,360      Franklin Electric Co., Inc.                               172,656
                                                     13,990    + General Cable Corporation                                 148,854
                                                      4,708    + The Genlyte Group Incorporated                            303,148
                                                      8,260    + Littelfuse Inc.                                           285,218
                                                     10,700    + MKS Instruments, Inc.                                     163,924
                                                      2,231    + Powell Industries, Inc.                                    37,592
                                                     21,300    + Power-One, Inc.                                           138,024
                                                      6,600    + Sonic Solutions                                           107,712
                                                      4,600    + SpatiaLight, Inc.(a)                                       27,094
                                                      8,700    + Taser International, Inc(a)                               326,250
                                                     13,361    + Technitrol, Inc.                                          260,540
                                                      4,279    + Triumph Group, Inc.                                       144,759
                                                                                                                       -----------
                                                                                                                         3,279,155
                                                                                                                       -----------
Electrical: Household Appliance - 0.0%                6,496    + Applica Incorporated                                       26,244
                                                      1,550      National Presto Industries, Inc.                           64,821
                                                                                                                       -----------
                                                                                                                            91,065
                                                                                                                       -----------
Electronics - 0.4%                                    3,686      II-VI Incorporated                                        129,047
                                                     22,612    + Aeroflex Incorporated                                     239,009
                                                     10,563      Agilysys, Inc.                                            182,634
                                                      4,732      BEI Technologies, Inc.                                    129,657
                                                      5,300    + California Micro Devices Corporation                       40,969
                                                      3,400    + CyberOptics Corporation                                    52,496
                                                      4,799    + Daktronics, Inc.                                          117,336
                                                      4,900    + Drexler Technology Corporation(a)                          44,884
                                                      3,700    + EMS Technologies, Inc.                                     63,825
                                                     23,200    + Kopin Corporation                                          94,424
                                                     35,566    + MRV Communications, Inc.                                   88,915
                                                     11,780      Methode Electronics                                       150,666
                                                      6,649      Park Electrochemical Corp.                                140,959
                                                      2,067    + Supertex, Inc.                                             40,162
                                                                                                                       -----------
                                                                                                                         1,514,983
                                                                                                                       -----------
Electronics: Instruments Gauges & Meters - 0.1%       4,300    + FARO Technologies, Inc.                                    87,462
                                                      8,582    + Itron, Inc.                                               149,756
                                                      3,801      Keithley Instruments, Inc.                                 66,327

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD             COMMON STOCKS                                   VALUE
---------                                         -----------             -------------                                -----------
Electronics: Instruments Gauges & Meters -            2,500    + Measurement Specialties, Inc.                         $    62,125
(concluded)                                           4,900    + Metrologic Instruments, Inc.                               77,665
                                                      5,895    + Zygo Corporation                                           59,716
                                                                                                                       -----------
                                                                                                                           503,051
                                                                                                                       -----------
Electronics: Medical Systems - 0.8%                   4,772      Analogic Corporation                                      198,945
                                                      5,300    + Aspect Medical Systems, Inc.                               95,877
                                                      5,687    + Bruker BioSciences Corporation                             19,677
                                                     10,300    + CTI Molecular Imaging, Inc.                                83,121
                                                      6,400    + Candela Corporation                                        73,856
                                                     11,232    + CardioDynamics International Corporation                   51,667
                                                      4,370      Datascope Corp.                                           163,001
                                                      7,600    + EPIX Medical, Inc.                                        146,756
                                                      1,000      E-Z-EM, Inc.                                               17,950
                                                     15,950    + eResearch Technology, Inc.                                212,613
                                                      5,500    + Endocardial Solutions, Inc.                                63,635
                                                      6,472    + Haemonetics Corporation                                   212,540
                                                      6,800    + Hologic, Inc.                                             131,036
                                                      6,900    + Illumina, Inc.                                             40,779
                                                     11,081    + Intuitive Surgical, Inc.                                  274,255
                                                      7,051    + Luminex Corporation                                        50,274
                                                      8,800    + Microvision, Inc.(a)                                       52,096
                                                      6,188    + Possis Medical, Inc.                                       96,904
                                                      1,200    + Quality Systems, Inc.                                      60,612
                                                      7,132    + TriPath Imaging, Inc.                                      58,340
                                                     15,486    + VISX, Incorporated                                        319,011
                                                      8,300    + Wilson Greatbatch Technologies, Inc.                      148,487
                                                      2,961    + Zoll Medical Corporation                                   98,868
                                                                                                                       -----------
                                                                                                                         2,670,300
                                                                                                                       -----------
Electronics: Semi-Conductors / Components - 1.8%     10,800    + AMIS Holdings, Inc.                                       146,016
                                                     10,816    + Actel Corp.                                               164,403
                                                      9,641    + Alliance Semiconductor Corporation                         33,358
                                                      7,700    + Artisan Components, Inc.                                  224,147
                                                     25,200    + Cirrus Logic, Inc.                                        120,204
                                                     10,283    + DSP Group, Inc.                                           216,457
                                                      2,350    + Diodes Incorporated                                        60,536
                                                     12,329    + ESS Technology, Inc.                                       84,454
                                                     15,427    + Exar Corporation                                          218,446
                                                      3,173    + Excel Technology, Inc.                                     81,927
                                                      8,000    + FormFactor Inc.                                           154,960

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD             COMMON STOCK                                   VALUE
---------                                         -----------             -------------                                -----------
Electronics: Semi-Conductors/                        12,800    + Genesis Microchip Incorporated                        $   172,800
Components (concluded)                                6,193    + IXYS Corporation                                           44,466
                                                     33,000    + Integrated Device Technology, Inc.                        314,490
                                                     11,838    + Integrated Silicon Solution, Inc.                          86,062
                                                     37,500    + Lattice Semiconductor Corporation                         184,125
                                                     10,500    + MIPS Technologies, Inc. (Class A)                          59,850
                                                      8,300    + Merix Corporation                                          85,988
                                                     23,700    + Micrel, Inc.                                              246,717
                                                     21,190    + Microsemi Corporation                                     298,779
                                                     21,300    + Microtune, Inc.                                           112,464
                                                     33,000    + Mindspeed Technologies Inc.                                66,000
                                                      5,800    + Monolithic System Technology, Inc.                         25,172
                                                     43,600    + ON Semiconductor Corporation                              136,468
                                                     20,500    + OmniVision Technologies, Inc.(a)                          290,075
                                                      7,700    + PLX Technology, Inc.                                       55,517
                                                      7,693    + Pericom Semiconductor Corporation                          74,314
                                                     12,164    + Pixelworks, Inc.                                          121,762
                                                      6,402    + Planar Systems Inc.                                        71,766
                                                     61,600    + RF Micro Devices, Inc.                                    390,544
                                                      6,788    + SBS Technologies, Inc.                                     82,814
                                                      6,561    + SIPEX Corporation                                          34,445
                                                      2,300    + SiRF Technology Holdings, Inc.                             32,729
                                                      7,300    + Sigmatel Incorporated                                     154,833
                                                     25,076    + Silicon Image, Inc.                                       316,961
                                                     26,858    + Silicon Storage Technology, Inc.                          171,085
                                                      1,900    + Siliconix Incorporated                                     68,077
                                                     51,633    + Skyworks Solutions, Inc.                                  490,514
                                                      6,800    + Tessera Technologies Inc.                                 150,280
                                                     47,000    + Transmeta Corporation                                      59,220
                                                      6,500    + Tripath Technology Inc.                                    11,050
                                                     45,136    + TriQuint Semiconductor, Inc.                              176,030
                                                     71,900    + Vitesse Semiconductor Corporation                         196,287
                                                                                                                       -----------
                                                                                                                         6,286,592
                                                                                                                       -----------
Electronics: Technology - 1.0%                       13,723    + Checkpoint Systems, Inc.                                  213,667
                                                     10,980    + Coherent, Inc.                                            284,821
                                                      5,152      Cubic Corporation                                         117,981
                                                      9,174    + DRS Technologies, Inc.                                    343,474
                                                      5,826      EDO Corporation                                           161,671
                                                      4,850    + Herley Industries, Inc.                                    90,647

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD             COMMON STOCK                                    VALUE
---------                                         -----------             ------------                                 -----------
Electronics: Technology (concluded)                  31,430    + Identix Incorporated                                  $   209,324
                                                      3,700    + Innovative Solutions and Support, Inc.                     90,761
                                                      9,984    + Intermagnetics General Corporation                        231,130
                                                     28,900    + Kemet Corp.                                               233,801
                                                      2,400    + Maxwell Technologies, Inc.                                 24,744
                                                      3,700    + ScanSource, Inc.                                          236,060
                                                      1,500      Sypris Solutions, Inc.                                     20,475
                                                     30,300    + The Titan Corporation                                     423,291
                                                     17,606    + Trimble Navigation Limited                                556,350
                                                                                                                       -----------
                                                                                                                         3,238,197
                                                                                                                       -----------
Energy Equipment - 0.1%                              19,500    + Capstone Turbine Corporation                               29,835
                                                      2,300    + EnerSys                                                    29,555
                                                      8,900    + Global Power Equipment Group Inc.                          65,949
                                                     18,626    + Plug Power Inc.                                           119,393
                                                                                                                       -----------
                                                                                                                           244,732
                                                                                                                       -----------
Energy Miscellaneous - 0.7%                         143,700    + Calpine Corporation(a)                                    416,730
                                                     15,526    + FuelCell Energy, Inc.                                     159,141
                                                      6,400      Holly Corporation                                         163,200
                                                     11,900    + KFx Inc.(a)                                                91,749
                                                      7,400    + Matrix Service Company                                     37,888
                                                      5,058      Penn Virginia Corporation                                 200,246
                                                     12,300    + Syntroleum Corporation                                     86,346
                                                      7,391    + TETRA Technologies, Inc.                                  229,491
                                                     23,165    + Tesoro Petroleum Corporation                              684,062
                                                     12,897    + Veritas DGC  Inc.                                         293,794
                                                                                                                       -----------
                                                                                                                         2,362,647
                                                                                                                       -----------
Engineering & Contracting Services - 0.3%            16,102    + Dycom Industries, Inc.                                    457,136
                                                        600    + Infrasource Services Inc.                                   6,300
                                                      9,497    + Integrated Electrical Services, Inc.                       45,681
                                                      2,200    + Layne Christensen Company                                  33,154
                                                     25,600    + Quanta Services, Inc.                                     154,880
                                                      9,277    + URS Corporation                                           247,510
                                                                                                                       -----------
                                                                                                                           944,661
                                                                                                                       -----------
Entertainment - 0.4%                                 10,400    + AMC Entertainment Inc.                                    199,056
                                                     19,100    + Alliance Gaming Corporation                               287,646
                                                      7,157    + Boca Resorts, Inc. (Class A)                              132,905
                                                      1,700      Carmike Cinemas, Inc..                                     59,857
                                                      5,140      Dover Motorsports, Inc.                                    22,051
                                                      9,055    + Gaylord Entertainment Company                             280,705

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD             COMMON STOCK                                   VALUE
---------                                         -----------             ------------                                 -----------
Entertainment (concluded)                            17,207    + Hollywood Entertainment Corporation                   $   169,833
                                                      3,372    + LodgeNet Entertainment Corporation                         44,510
                                                     10,515      Movie Gallery, Inc.                                       184,328
                                                      4,155      Speedway Motorsports, Inc.                                138,486
                                                                                                                       -----------
                                                                                                                         1,519,377
                                                                                                                       -----------
Fertilizers - 0.2%                                   38,400      IMC Global Inc.                                           667,776
                                                      9,700    + Terra Industries, Inc.                                     84,002
                                                                                                                       -----------
                                                                                                                           751,778
                                                                                                                       -----------

Finance Companies - 0.2%                              1,600      ASTA Funding, Inc.                                         25,904
                                                      6,200    + Accredited Home Lenders Holding Company                   238,824
                                                      3,200    + Circle Group Holdings, Inc.                                 5,792
                                                      3,400    + Education Lending Group, Inc.                              50,252
                                                      1,500    + United PanAm Financial Corp.                               27,008
                                                      6,900    + World Acceptance Corporation                              160,425
                                                                                                                       -----------
                                                                                                                           508,205
                                                                                                                       -----------
Finance: Small Loan - 0.0%                            1,550    + Collegiate Funding Services                                19,468
                                                      2,700    + Encore Capital Group, Inc.                                 50,895
                                                      1,200    + Nelnet, Inc. (Class A)                                     26,856
                                                                                                                       -----------
                                                                                                                            97,219
                                                                                                                       -----------
Financial Data Processing Services                    9,300    + Advent Software, Inc.                                     156,519
& Systems- 0.8%                                       1,750    + Archipelago Holdings Inc.                                  25,917
                                                      2,295    + CCC Information Services Group Inc.                        40,599
                                                      4,900    + Carreker Corporation                                       37,289
                                                      6,189    + CompuCredit Corporation                                   115,239
                                                     14,000    + Corillian Corporation                                      64,540
                                                     11,300    + CyberSource Corporation                                    54,579
                                                     11,630    + Digital Insight Corporation                               158,517
                                                     17,388    + eFunds Corporation                                        323,243
                                                      9,523    + eSPEED, Inc. (Class A)                                     93,611
                                                     14,400    + Hypercom Corporation                                      106,272
                                                      7,143    + The InterCept Group, Inc.                                 133,788
                                                      4,200    + iPayment Holdings, Inc.                                   168,672
                                                     10,482      John H. Harland Company                                   328,611
                                                     10,749    + Kronos, Inc.                                              476,073
                                                     12,564      NDCHealth Corporation                                     201,652
                                                      2,000    + National Processing, Inc.                                  53,040
                                                     15,813    + PRG-Schultz International, Inc.                            90,767
                                                     15,440    + Portal Software, Inc.                                      42,151

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                    MASTER SMALL CAP INDEX SERIES

INDUSTRY*                                         SHARES HELD             COMMON STOCK                                    VALUE
---------                                         -----------             ------------                                 -----------
Financial Data Processing Services                      300    + TNS Inc.                                              $     5,820
& Systems (concluded)                                 6,200    + Tradestation Group Inc.                                    38,006
                                                                                                                       -----------
                                                                                                                         2,714,905
                                                                                                                       -----------
Financial Information Services - 0.3%                 7,800      FactSet Research Systems Inc.                             375,960
                                                     31,600    + HomeStore.com, Inc.                                        72,996
                                                     10,300    + Interactive Data Corporation                              193,846
                                                     25,522    + S1 Corporation                                            203,666
                                                        400      Value Line, Inc.                                           14,800
                                                                                                                       -----------
                                                                                                                           861,268
                                                                                                                       -----------
Financial Miscellaneous - 0.9%                        3,900    + ACE Cash Express, Inc.                                    101,556
                                                      7,800      Advanta Corp. (Class B)                                   188,682
                                                        900    + Asset Acceptance Capital Corp.                             15,273
                                                      9,419      Cash America International, Inc.                          230,389
                                                        300    + The Enstar Group, Inc.                                     14,868
                                                      2,500      Federal Agricultural Mortgage Corporation                  55,475
                                                      5,567    + Financial Federal Corporation                             208,651
                                                      5,000    + First Cash Financial Services, Inc.                       100,150
                                                      5,700    + Harris & Harris Group, Inc.                                58,938
                                                      6,299      LandAmerica Financial Group, Inc.                         286,604
                                                      9,600    + Metris Companies Inc.                                      93,888
                                                     10,350    + New Century Financial Corporation                         623,277
                                                      5,200    + Portfolio Recovery Associates, Inc.                       152,828
                                                      3,900      Sanders Morris Harris Group Inc.                           47,034
                                                     15,136    + Sotheby's Holdings, Inc. (Class A)                        237,938
                                                      3,910      Sterling Bancorp                                          105,766
                                                      5,622      Stewart Information Services Corporation                  221,507
                                                        933    + Stifel Financial Corp.                                     18,293
                                                      2,676    + Triad Guaranty Inc.                                       148,464
                                                      2,291      WSFS Financial Corporation                                114,550
                                                                                                                       -----------
                                                                                                                         3,024,131
                                                                                                                       -----------
Foods - 0.8%                                          4,934      American Italian Pasta Company (Class A)                  129,024
                                                      3,700      Cal-Maine Foods, Inc.(a)                                   40,589
                                                     13,500    + Chiquita Brands International, Inc.                       235,035
                                                     11,756      Flowers Foods, Inc.                                       303,892
                                                      9,457    + Hain Celestial Group, Inc.                                167,200
                                                      2,300    + J & J Snack Foods Corp.                                    98,624
                                                      2,000    + John B. Sanfilippo & Son, Inc.                             52,400
                                                     10,500      Lance, Inc.                                               169,575
                                                      3,400    + M&F Worldwide Corp.                                        44,234

SCHEDULE OF INVESTMENTS AS OF                     MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Foods (concluded)                                   1,063  + Maui Land & Pineapple Company, Inc.                 $       33,644
                                                    5,300    Natures Sunshine Products, Inc.                             80,401
                                                    3,700  + Nutraceutical International Corporation                     52,133
                                                   17,300  + Performance Food Group Company                             410,010
                                                      500  + Provide Commerce                                            10,445
                                                   10,695    Ralcorp Holdings, Inc.                                     386,090
                                                    3,850    Sanderson Farms, Inc.                                      128,783
                                                       12    Seaboard Corporation                                         7,031
                                                   15,557    Sensient Technologies Corporation                          336,653
                                                                                                                 --------------
                                                                                                                      2,685,763
                                                                                                                 --------------
Forest Products - 0.4%                              3,309    Deltic Timber Corporation                                  131,665
                                                   16,921    Longview Fibre Company                                     258,045
                                                    5,244    Pope & Taibot, Inc.                                         92,294
                                                   10,597    Potlatch Corporation                                       496,046
                                                    6,334    Universal Forest Products, Inc.                            216,623
                                                                                                                 --------------
                                                                                                                      1,194,673
                                                                                                                 --------------
Forms & Bulk Printing Services - 0.0%               4,500    Ennis Business Forms, Inc.                                  96,390
                                                    4,145    The Standard Register Company                               43,523
                                                                                                                 --------------
                                                                                                                        139,913
                                                                                                                 --------------
Funeral Parlors & Cemeteries - 0.1%                13,300  + Alderwoods Group, Inc.                                     130,739
                                                   34,424  + Stewart Enterprises, Inc. (Class A)                        239,247
                                                                                                                 --------------
                                                                                                                        369,986
                                                                                                                 --------------
Glass - 0.0%                                       12,400    Apogee Enterprises, Inc.                                   160,332
                                                   ------                                                        --------------
Gold - 0.1%                                        78,400  + Coeur d'Alene Mines Corporation                            371,616
                                                    7,500    Royal Gold, Inc.                                           128,100
                                                                                                                 --------------
                                                                                                                        499,716
                                                                                                                 --------------
Health Care Facilities - 0.7%                      10,800  + American Healthways, Inc.(a)                               314,388
                                                   37,126  + Beverly Enterprises, Inc.                                  281,044
                                                    5,700  + Genesis HealthCare Corporation                             173,337
                                                    7,900  + Kindred Healthcare, Inc.                                   192,760
                                                    4,100    LCA-Vision Inc.                                            105,739
                                                   14,000  + LifePoint Hospitals, Inc.                                  420,140
                                                    1,000  + MedCath Corporation                                         15,820
                                                    2,100    National Healthcare Corporation                             59,850
                                                    4,200  + Psychiatric Solutions, Inc.                                106,470
                                                    4,000  + Res-Care, Inc.                                              47,400
                                                    1,824  + Specialty Laboratories, Inc.                                19,152

SCHEDULE OF INVESTMENTS AS OF                   MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Health Care Facilities (concluded)                  5,337  + Sunrise Assisted Living, Inc.(a)                    $      187,435
                                                   10,400  + United Surgical Partners International, Inc.               357,240
                                                                                                                 --------------
                                                                                                                      2,280,775
                                                                                                                 --------------
Health Care Management Services - 1.2%              8,600  + AMERIGROUP Corporation                                     483,750
                                                    9,041  + Allscripts Healthcare Solutions, Inc.                       81,369
                                                    3,300  + American Medical Security Group, Inc.                      105,567
                                                   10,800  + AmSurg Corp.                                               228,744
                                                    7,200  + Centene Corporation                                        306,576
                                                    9,400  + Cerner Corporation                                         406,644
                                                    2,100    Computer Programs and Systems, Inc.                         42,126
                                                    3,057  + CorVel Corporation                                          90,732
                                                        2  + Dynacq Healthcare, Inc.                                         13
                                                   12,131  + Eclipsys Corporation                                       189,244
                                                   32,600  + First Health Group Corp.                                   524,534
                                                   17,097    Hooper Holmes, Inc.                                         76,595
                                                    2,800  + Molina Healthcare Inc.                                      99,400
                                                    5,900  + Omnicell, Inc.                                              77,998
                                                    8,100  + Pediatrix Medical Group, Inc.                              444,285
                                                    9,098  + Per-Se Technologies, Inc.                                  124,824
                                                   31,900    Select Medical Corporation                                 428,417
                                                    8,626  + Sierra Health Services, Inc.                               413,444
                                                                                                                 --------------
                                                                                                                      4,124,262
                                                                                                                 --------------
Health Care Services - 0.8%                         2,500  + Alliance Imaging, Inc.                                      18,675
                                                    4,300  + Amedisys, Inc.                                             128,785
                                                   15,400  + Apria Healthcare Group Inc.                                419,650
                                                    3,900  + Bio-Reference Laboratories, Inc.                            54,366
                                                   10,612  + Gentiva Health Services, Inc.                              173,718
                                                    4,950    Healthcare Services Group, Inc.                             88,902
                                                    6,027  + IDX Systems Corporation                                    195,576
                                                   10,900  + Inveresk Research Group, Inc.                              402,101
                                                    6,000  + LabOne, Inc.                                               175,380
                                                    4,300  + Matria Healthcare, Inc.                                    121,733
                                                   16,900  + OCA Inc.                                                    80,106
                                                   13,200  + Odyssey Healthcare, Inc.                                   234,300
                                                   16,336  + Province Healthcare Company                                341,749
                                                    1,300  + Symbion, Inc.                                               20,937
                                                    3,900  + VistaCare, Inc. (Class A)(a)                                59,709
                                                    1,700  + WellCare Health Plans Inc.                                  32,215
                                                                                                                 --------------
                                                                                                                      2,547,902

SCHEDULE OF INVESTMENTS AS OF                    MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Homebuilding - 0.4%                                 5,117    Beazer Homes USA, Inc.                              $      546,956
                                                    1,300  + Dominion Homes, Inc.                                        30,966
                                                    5,060    Levitt Corporation (Class A)                               118,708
                                                    4,400    M/I Schottenstein Homes, Inc.                              186,736
                                                    3,400  + Meritage Corporation                                       267,240
                                                      800  + Orleans Homebuilders, Inc.                                  18,016
                                                    3,050    Technical Olympic USA, Inc.                                 86,132
                                                    1,400  + William Lyon Homes, Inc.                                   124,460
                                                                                                                 --------------
                                                                                                                      1,379,214
                                                                                                                 --------------
Hotel/Motel - 0.1%                                  6,579    Marcus Corporation                                         128,093
                                                    5,300  + Orbitz, Inc. (Class A)                                     144,160
                                                   15,490  + Prime Hospitality Corp.                                    188,513
                                                                                                                 --------------
                                                                                                                        460,766
                                                                                                                 --------------
Household Furnishings - 0.6%                        3,400    American Woodmark Corporation                              125,885
                                                    3,400    Bassett Furniture Industries, Incorporated                  64,192
                                                   11,800  + The Bombay Company, Inc.                                    86,494
                                                    2,800  + Department 56, Inc.                                         45,640
                                                   12,400    Ethan Allen Interiors Inc.                                 430,900
                                                   16,200    Furniture Brands International, Inc.                       406,296
                                                    5,036    Haverty Furniture Companies, Inc.                           88,331
                                                      600    Hooker Furniture Corporation                                16,098
                                                    5,200  + Kirkland's, Inc.                                            48,880
                                                   20,100    La-Z-Boy Inc.                                              305,118
                                                    4,488    Libbey, Inc.                                                83,926
                                                    3,700    Lifetime Hoan Corporation                                   54,945
                                                   12,900  + Select Comfort Corporation                                 234,780
                                                    2,700    Stanley Furniture Company, Inc.                            118,800
                                                    4,000  + Tempur-Pedic International Inc.                             59,960
                                                                                                                 --------------
                                                                                                                      2,170,245
                                                                                                                 --------------
Identification Control & Filter
 Devices - 1.0%                                     7,012  + Advanced Energy Industries, Inc.                            65,141
                                                   13,767  + Artesyn Technologies, Inc.                                 137,395
                                                   17,541  + Asyst Technologies, Inc.                                    89,635
                                                    6,894    C&D Technologies, Inc.                                     131,124
                                                    6,131  + CUNO Incorporated                                          354,065
                                                    4,866  + ESCO Technologies Inc.                                     329,720
                                                    7,700  + Flanders Corporation                                        66,143
                                                   16,800  + Flowserve Corporation                                      406,224
                                                    1,875    The Gorman-Rupp Company                                     38,175

SCHEDULE OF INVESTMENTS AS OF                     MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Identification Control & Filter Devices
 (concluded)                                       15,821    IDEX Corporation                                    $      537,281
                                                    7,500  + Magnetek, Inc.                                              56,025
                                                    6,326    Mine Safety Appliances Company                             257,595
                                                   11,482  + Paxar Corporation                                          260,412
                                                    8,300  + RAE Systems Inc.                                            46,314
                                                    3,612    Robbins & Myers, Inc.                                       79,464
                                                    8,927  + Veeco Instruments Inc.                                     187,199
                                                    5,996    Vicor Corporation                                           60,620
                                                   10,500  + Viisage Technology, Inc.                                    60,375
                                                    7,936    Watts Industries, Inc. (Class A)                           213,082
                                                    6,917    X-Rite, Incorporated                                       100,781
                                                                                                                 --------------
                                                                                                                      3,476,769
                                                                                                                 --------------
Insurance: Life - 0.5%                              6,400    American Equity Investment Life Holding Company             60,736
                                                   13,900    AmerUs Group Co.                                           569,900
                                                    6,700  + Ceres Group, Inc.                                           36,515
                                                    7,485  + Citizens, Inc.(a)                                           44,685
                                                    8,570    Delphi Financial Group, Inc. (Class A)                     344,257
                                                    2,780    Great American Financial Resources, Inc.                    42,506
                                                    1,142    Kansas City Life Insurance Company                          47,462
                                                      662  + National Western Life Insurance Company (Class A)          107,840
                                                   31,400    The Phoenix Companies, Inc.                                327,188
                                                    7,093    Presidential Life Corporation                              121,858
                                                    8,800  + Universal American Financial Corp.                         113,784
                                                                                                                 --------------
                                                                                                                      1,816,731
                                                                                                                 --------------
Insurance: Multi-Line - 0.5%                       10,740    Alfa Corporation                                           149,930
                                                    3,186  + CNA Surety Corporation                                      33,772
                                                    6,509    Crawford & Company (Class B)                                43,610
                                                      100    EMC Insurance Group, Inc.                                    2,101
                                                    3,425    FBL Financial Group, Inc. (Class A)                         89,701
                                                    6,900  + HealthExtras, Inc.                                          96,186
                                                   10,206    Hilb, Rogal and Hamilton Company                           369,661
                                                   15,268    Horace Mann Educators Corporation                          268,411
                                                    1,440    Independence Holding Company                                25,445
                                                    2,597  + PICO Holdings, Inc.                                         49,421
                                                    3,200    Penn-America Group, Inc.                                    43,552
                                                   12,639    UICI                                                       413,801
                                                    4,437    Zenith National Insurance Corp.                            187,729
                                                                                                                 --------------
                                                                                                                      1,773,320

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Insurance: Property-Casualty - 1.1%                 7,500    21st Century Insurance Group                        $      100,125
                                                    1,450  + Affirmative Insurance Holdings, Inc.                        22,881
                                                    3,571  + American Physicians Capital, Inc.                          109,344
                                                    9,566  + Argonaut Group, Inc.                                       178,597
                                                    2,532    Baldwin & Lyons, Inc. (Class B)                             63,908
                                                    3,300    Bristol West Holdings, Inc.                                 56,562
                                                    8,045    The Commerce Group, Inc.                                   389,378
                                                   12,700  + Danielson Holding Corporation                               77,343
                                                    5,500    Direct General Corporation                                 159,060
                                                    2,100    Donegal Group Inc. (Class A)                                40,320
                                                    2,800  + FPIC Insurance Group, Inc.                                  72,380
                                                    6,162    Harleysville Group Inc.                                    127,307
                                                    6,300    Infinity Property and Casualty Corporation                 186,039
                                                    1,858    The Midland Company                                         50,816
                                                    1,100    NYMAGIC, Inc.                                               24,079
                                                    2,800  + The Navigators Group, Inc.                                  81,872
                                                   21,815  + Ohio Casualty Corporation                                  456,588
                                                   11,306  + PMA Capital Corporation (Class A)                           85,360
                                                    5,956  + Philadelphia Consolidated Holding Corp.                    328,295
                                                    8,723  + ProAssurance Corporation                                   305,479
                                                    6,454    RLI Corp.                                                  242,348
                                                    1,500    Safety Insurance Group, Inc.                                33,345
                                                   10,054    Selective Insurance Group, Inc.                            374,009
                                                    3,312    State Auto Financial Corporation                            95,882
                                                    3,000    United Fire & Casualty Company                             171,990
                                                    8,800    Vesta Insurance Group, Inc.                                 39,512
                                                                                                                 --------------
                                                                                                                      3,872,819
                                                                                                                 --------------
Investment Management Companies - 0.5%              8,750  + Affiliated Managers Group, Inc.                            468,475
                                                   22,700    Apollo Investment Corporation                              321,205
                                                      500    Capital Southwest Corporation                               38,000
                                                    1,300    Cohen & Steers, Inc.                                        20,072
                                                    2,196    Gabelli Asset Management Inc. (Class A)                     94,099
                                                    3,600    Gladstone Capital Corporation                               81,756
                                                   13,200    MCG Capital Corporation                                    229,152
                                                   11,600    National Financial Partners Corporation                    415,048
                                                                                                                 --------------
                                                                                                                      1,667,807
                                                                                                                 --------------
Jewelry - Watches & Gemstones - 0.0%                4,800    Movado Group, Inc.                                          81,600

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Leisure Time - 0.6%                                 5,700    Action Performance Companies, Inc.                  $       57,741
                                                   26,400    Callaway Golf Company                                      279,048
                                                    1,400    Escalade, Incorporated                                      19,446
                                                   11,000  + K2 Inc.                                                    157,410
                                                    2,100  + LIFE TIME FITNESS, Inc.                                     53,886
                                                   12,078  + Penn National Gaming, Inc.                                 487,951
                                                   19,514    SCP Pool Corporation                                       521,791
                                                   30,800  + Six Flags, Inc.                                            167,552
                                                    2,200  + Steinway Musical Instruments, Inc.                          59,840
                                                    6,978    Sturm, Ruger & Company,  Inc.                               62,872
                                                    6,456  + Vail Resorts, Inc.                                         116,660
                                                    5,800  + West Marine, Inc.                                          124,004
                                                                                                                 --------------
                                                                                                                      2,108,201
                                                                                                                 --------------
Machine Tools - 0.1%                               10,992    Lincoln Electric Holdings, Inc.                            344,709
                                                                                                                 --------------
Machinery & Engineering - 0.1%                      6,807    Applied Industrial Technologies, Inc.                      243,282
                                                                                                                 --------------
Machinery: Agricultural - 0.0%                      3,913    Lindsay Manufacturing Co.                                  104,986
                                                                                                                 --------------
Machinery: Construction & Handling - 0.4%           4,517  + Astec Industries, Inc.                                      86,365
                                                    1,900    Bucyrus International, Inc.                                 63,840
                                                    9,911    The Manitowoc Co., Inc.                                    351,444
                                                    1,487    NACCO Industries, Inc. (Class A)                           128,105
                                                   11,124    Stewart & Stevenson Services, Inc.                         196,561
                                                   15,843  + Terex Corporation                                          687,586
                                                                                                                 --------------
                                                                                                                      1,513,901
                                                                                                                 --------------
Machinery: Industrial/Specialty - 0.9%              8,200  + Actuant Corporation (Class A)                              337,922
                                                    6,900  + EnPro Industries, Inc.                                     166,566
                                                   12,600  + FSI International, Inc.                                     52,668
                                                    7,057  + Gardner Denver Inc.                                        194,561
                                                   17,600    Joy Global Inc.                                            605,088
                                                    3,270  + Kadant Inc.                                                 60,037
                                                   12,703    Kennametal Inc.                                            573,540
                                                    2,100    The Middleby Corporation                                   110,565
                                                   17,172  + Milacron Inc.                                               53,577
                                                   10,010    Nordson Corporation                                        343,643
                                                    6,328    Tecumseh Products Company (Class A)                        264,953
                                                    2,737    Tennant Company                                            110,931
                                                    3,799    Thomas Industries Inc.                                     119,289
                                                    3,093    Woodward Governor Company                                  208,747
                                                                                                                 --------------
                                                                                                                      3,202,087

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Machinery: Oil Well Equipment                       4,168    CARBO Ceramics Inc.                                 $      300,680
& Service - 1.4%                                   14,237  + Cal Dive International, Inc.                               507,122
                                                    1,688  + Dril-Quip, Inc.                                             37,642
                                                   31,900  + Global Industries, Ltd.                                    197,142
                                                    4,117    Gulf Island Fabrication, Inc.                               91,809
                                                   23,200  + Hanover Compressor Company                                 312,040
                                                   15,800    Helmerich & Payne, Inc.                                    453,302
                                                    3,000  + Hornbeck Offshore Services, Inc.                            49,500
                                                    6,449  + Hydril Company                                             276,985
                                                   17,746  + Input/Output, Inc.                                         182,961
                                                   44,100  + Key Energy Services, Inc.                                  487,305
                                                    2,200    Lufkin Industries, Inc.                                     81,884
                                                   27,820  + Newpark Resources, Inc.                                    166,920
                                                    8,604  + Oceaneering International, Inc.                            316,971
                                                    7,400  + Oil States International, Inc.                             138,380
                                                   31,281  + Parker Drilling Company                                    114,801
                                                    3,300    RPC, Inc.                                                   59,004
                                                    6,108  + SEACOR SMIT Inc.                                           285,549
                                                   14,705  + Superior Energy Services, Inc.                             189,989
                                                    5,326  + Universal Compression Holdings, Inc.                       181,457
                                                    9,957  + W-H Energy Services, Inc.                                  206,608
                                                                                                                 --------------
                                                                                                                      4,638,051
                                                                                                                 --------------
Machinery: Specialty - 0.3%                         5,100  + Applied Films Corporation                                   91,851
                                                    4,700    Cascade Corporation                                        130,472
                                                    8,325    Engineered Support Systems, Inc.                           379,953
                                                    9,861    Helix Technology Corporation                               134,060
                                                   15,098    JLG Industries, Inc.                                       253,646
                                                    5,441  + Semitool, Inc.                                              41,297
                                                                                                                 --------------
                                                                                                                      1,031,279
                                                                                                                 --------------
Manufactured Housing - 0.1%                        23,327  + Champion Enterprises, Inc.                                 240,035
                                                    4,205  + Palm Harbor Homes, Inc.(a)                                  70,854
                                                    1,501    Skyline Corporation                                         60,115
                                                                                                                 --------------
                                                                                                                        371,004
                                                                                                                 --------------
Manufacturing - 0.2%                               17,859    Federal Signal Corporation                                 331,820
                                                   10,664  + Rayovac Corporation                                        280,996
                                                    4,031    Standex International Corporation                           98,760
                                                                                                                 --------------
                                                                                                                        711,576
                                                                                                                 --------------

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Medical & Dental Instruments &
 Supplies - 3.0%                                    3,600  + ABIOMED, Inc.                                       $       31,860
                                                    4,700  + Abaxis, Inc.                                                61,147
                                                   10,800  + Advanced Medical Optics, Inc.                              427,356
                                                    6,650  + Advanced Neuromodulation Systems, Inc.                     201,828
                                                   17,200  + Align Technology, Inc.                                     262,816
                                                    9,500  + American Medical Systems Holdings, Inc.                    344,565
                                                    2,900  + Animas Corporation                                          46,690
                                                    6,308    Arrow International, Inc.                                  188,609
                                                    5,200  + Bio-Rad Laboratories, Inc. (Class A)                       265,720
                                                    8,900    BioLase Technology, Inc.(a)                                 72,624
                                                    5,049  + Biosite Diagnostics Incorporated(a)                        247,199
                                                   11,028  + CONMED Corporation                                         290,036
                                                   22,600  + Cardiac Science, Inc.                                       43,392
                                                   13,800  + Cepheid, Inc.                                              118,956
                                                    2,313  + Closure Medical Corporation                                 32,937
                                                    7,400  + Conceptus, Inc.(a)                                          68,598
                                                    6,669  + Cyberonics, Inc.                                           136,448
                                                    4,900  + DJ Orthopedics Incorporated                                 86,485
                                                    7,300    Diagnostic Products Corporation                            298,351
                                                    7,400  + Encore Medical Corporation                                  36,852
                                                    1,600  + Exactech, Inc.                                              32,720
                                                    4,450  + ICU Medical, Inc.(a)                                       115,878
                                                    4,700  + I-Flow Corporation                                          68,056
                                                   10,875  + Immucor, Inc.                                              269,156
                                                    9,422    Invacare Corp.                                             433,412
                                                    3,940  + Inverness Medical Innovations, Inc.                         81,952
                                                    6,900  + Kyphon Inc.                                                170,982
                                                    2,678    Landauer, Inc.                                             125,679
                                                    7,000  + Laserscope                                                 141,890
                                                   11,300  + LifeCell Corporation                                       113,000
                                                    4,200  + Medical Action Industries Inc.                              69,838
                                                   14,844    Mentor Corporation                                         499,946
                                                    7,810  + Merit Medical Systems, Inc.                                118,009
                                                   10,600  + Microtek Medical Holdings, Inc.                             33,496
                                                    4,637  + Molecular Devices Corporation                              109,294
                                                    4,200  + NuVasive, Inc.                                              44,352
                                                    7,614  + Ocular Sciences, Inc.                                      365,244
                                                   16,059  + OraSure Technologies, Inc.                                 101,172

SCHEDULE OF INVESTMENTS AS OF                    MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Medical & Dental Instruments & Supplies            14,000  + OrthoLogic Corp.                                    $       98,560
(concluded)                                        17,600  + Orthovita, Inc.                                             78,760
                                                   12,998    Owens & Minor, Inc.                                        330,149
                                                   25,473  + PSS World Medical, Inc.                                    255,749
                                                    2,700  + Palomar Medical Technologies, Inc.                          59,184
                                                    8,714    PolyMedica Corporation                                     268,391
                                                   22,000  + STERIS Corporation                                         482,680
                                                   10,600  + Sola International Inc.                                    201,930
                                                    9,000  + Sonic Innovations, Inc.                                     41,040
                                                    4,915  + SonoSite, Inc.                                             128,036
                                                    5,883  + SurModics, Inc.(a)                                         139,721
                                                   12,900  + Sybron Dental Specialties, Inc.                            383,001
                                                   14,429  + Techne Corporation                                         550,899
                                                   10,700  + ThermoGenesis Corp.                                         50,718
                                                   19,847  + Thoratec Laboratories Corporation                          190,928
                                                    5,900  + Urologix, Inc.                                              37,288
                                                    4,580  + Ventana Medical Systems, Inc.                              231,015
                                                   10,200  + Viasys Healthcare Inc.                                     170,646
                                                    1,824    Vital Signs, Inc.                                           58,332
                                                    8,676    West Pharmaceutical Services, Inc.                         180,895
                                                    8,000  + Wright Medical Group, Inc.                                 200,960
                                                      600    Young Innovations, Inc.                                     19,800
                                                                                                                 --------------
                                                                                                                     10,315,227
                                                                                                                 --------------
Medical Services - 0.3%                             3,000  + AMERICA SERVICE GROUP INC.                                 123,120
                                                   10,000  + Hanger Orthopedic Group, Inc.                               50,100
                                                   10,300  + Magellan Health Services, Inc.                             376,568
                                                    4,781    Option Care, Inc.                                           73,962
                                                   10,197  + PAREXEL International Corporation                          199,861
                                                      700  + ProxyMed, Inc.                                               6,979
                                                    6,195  + RehabCare Group, Inc.                                      142,671
                                                                                                                 --------------
                                                                                                                        973,261
                                                                                                                 --------------
Metal Fabricating - 0.9%                            3,500    CIRCOR International, Inc.                                  68,250
                                                    9,578    Commercial Metals Company                                  380,438
                                                    5,250  + Encore Wire Corporation                                     69,510
                                                    9,726    Kaydon Corp.                                               279,817
                                                    9,558  + Lone Star Technology                                       361,292
                                                   14,763  + Maverick Tube Corporation                                  454,848
                                                    7,100  + Metals USA, Inc.                                           125,954

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Metal Fabricating (concluded)                       5,565    NN, Inc.                                            $       63,719
                                                    4,655  + NS Group, Inc.                                              86,118
                                                    2,556    Penn Engineering & Manufacturing Corp.                      47,593
                                                    5,805    Quanex Corporation                                         297,680
                                                    7,013  + RTI International Metals, Inc.                             135,842
                                                    8,647    Reliance Steel & Aluminum Co.                              343,286
                                                    5,893    Ryerson Tull, Inc.                                         101,183
                                                   21,000  + The Shaw Group Inc.                                        252,000
                                                    4,158    Valmont Industries, Inc.                                    86,777
                                                                                                                 --------------
                                                                                                                      3,154,307
                                                                                                                 --------------
Metals & Minerals Miscellaneous - 0.6%              7,173    AMCOL International Corporation                            137,148
                                                    5,511  + Brush Engineered Materials Inc.                            114,133
                                                    4,059  + Cleveland-Cliffs Inc.                                      328,251
                                                    3,300    Compass Minerals International, Inc.                        73,260
                                                   31,244  + GrafTech International Ltd.                                435,854
                                                   44,000  + Hecla Mining Company                                       327,360
                                                    7,153    Minerals Technologies, Inc.                                421,025
                                                   12,064  + Stillwater Mining Company                                  186,992
                                                    1,000  + Titanium Metals Corporation                                 23,460
                                                                                                                 --------------
                                                                                                                      2,047,483
                                                                                                                 --------------
Milling:Fruit & Grain Processing - 0.2%            12,889    Corn Products International, Inc.                          594,183
                                                    3,800    MGP Ingredients, Inc.                                       37,696
                                                                                                                 --------------
                                                                                                                        631,879
                                                                                                                 --------------
Miscellaneous Health Care - 0.1%                   13,500  + NeighborCare, Inc.                                         342,225
                                                                                                                 --------------
Miscellanous Materials &                            6,000  + Ceradyne, Inc.                                             263,460
Commodities - 0.2%                                  9,779  + Symyx Technologies                                         230,295
                                                    6,789    WD-40 Company                                              194,165
                                                                                                                 --------------
                                                                                                                        687,920
                                                                                                                 --------------
Miscellaneous Materials & Processing - 0.2%         8,838  + Insituform Technologies, Inc. (Class A)                    165,005
                                                    6,900  + Metal Management, Inc.                                     125,442
                                                    5,655  + Rogers Corporation                                         240,281
                                                   27,759    USEC Inc.                                                  287,861
                                                                                                                 --------------
                                                                                                                        818,589
                                                                                                                 --------------
Miscellaneous Producer Durables - 0.0%             11,600  + BE Aerospace, Inc.                                         105,560
                                                                                                                 --------------
Multi-Sector Companies - 0.4%                      14,971    GenCorp Inc.                                               202,857
                                                    7,294    Kaman Corp. (Class A)                                       87,090
                                                    8,199    Lancaster Colony Corporation                               345,711
                                                    2,600    Raven Industries, Inc.                                     115,570

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Multi-Sector Companies (concluded)                  1,465  + Sequa Corporation (Class A)                         $       76,488
                                                   13,150    Trinity Industries, Inc.                                   409,886
                                                   10,002    Walter Industries, Inc.                                    160,232
                                                                                                                 --------------
                                                                                                                      1,397,834
                                                                                                                 --------------
Office Furniture & Business Equipment - 0.1%        1,000  + General Binding Corporation                                 14,040
                                                    5,224  + Imagistics International Inc.                              175,526
                                                    7,574    Kimball International (Class B)                            105,127
                                                   10,640  + Presstek, Inc.                                             102,889
                                                    3,400  + TransAct Technologies Incorporated                          87,890
                                                                                                                 --------------
                                                                                                                        485,472
                                                                                                                 --------------
Offshore Drilling - 0.0%                            3,227  + Atwood Oceanics, Inc.                                      153,412
                                                                                                                 --------------
Oil: Crude Producers - 2.7%                         2,200  + Atlas America, Inc.                                         47,894
                                                    4,901    Berry Petroleum Company (Class A)                          180,014
                                                   11,600  + Brigham Exploration Company                                109,040
                                                   10,874    Cabot Oil & Gas Corporation (Class A)                      488,243
                                                    6,400  + Callon Petroleum Company                                    81,152
                                                    7,400  + Cheniere Energy, Inc.                                      146,224
                                                   13,700  + Cimarex Energy Co.                                         478,678
                                                    2,400  + Clayton Williams Energy, Inc.                               51,432
                                                   10,557  + Comstock Resources, Inc.                                   220,852
                                                   16,970  + Denbury Resources Inc.                                     431,038
                                                    5,700  + Edge Petroleum Corporation                                  91,029
                                                    6,200  + Encore Acquisition Company                                 213,900
                                                    8,000  + Energy Partners, Ltd.                                      130,240
                                                   11,200  + FX Energy, Inc.(a)                                         101,248
                                                   15,000  + Forest Oil Corporation                                     451,800
                                                   10,715    Frontier Oil Corporation                                   252,981
                                                   61,743  + Grey Wolf, Inc.                                            301,923
                                                   11,900  + Harvest Natural Resources, Inc.                            197,540
                                                    5,683  + The Houston Exploration Company                            337,286
                                                   25,872  + Magnum Hunter Resources, Inc.                              298,563
                                                    5,900  + McMoRan Exploration Co.(a)                                  76,877
                                                   14,111  + The Meridian Resource Corporation                          124,600
                                                      500    PetroCorp Incorporated (Escrow Shares)                           0
                                                    6,300  + Petroleum Development Corporation                          276,066
                                                   25,490  + Plains Exploration & Production Company                    608,191
                                                   11,020  + Quicksilver Resources Inc.                                 360,023
                                                   25,237    Range Resources Corporation                                441,395

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Oil: Crude Producers (concluded)                    7,420  + Remington Oil & Gas Corporation                     $      194,775
                                                    4,749    Resource America, Inc. (Class A)                           112,029
                                                    7,687  + Spinnaker Exploration Company                              269,352
                                                    9,826    St. Mary Land & Exploration Company                        391,173
                                                    7,678  + Stone Energy Corporation                                   335,989
                                                    9,217  + Swift Energy Company                                       220,839
                                                    4,500  + Todco                                                       78,075
                                                   12,508  + Unit Corporation                                           438,781
                                                   18,883    Vintage Petroleum, Inc.                                    378,982
                                                    4,600  + Whiting Petroleum Corporation                              139,840
                                                                                                                 --------------
                                                                                                                      9,058,064
                                                                                                                 --------------
Oil: Integrated Domestic - 0.1%                     6,900  + Delta Petroleum Corporation                                 86,802
                                                    4,600  + Giant Industries, Inc.                                     111,780
                                                   14,600  + KCS Energy, Inc.                                           203,086
                                                   16,600  + Mission Resources Corporation                              104,414
                                                                                                                 --------------
                                                                                                                        506,082
                                                                                                                 --------------
Paints & Coatings - 0.2%                           14,176    Ferro Corporation                                          309,178
                                                    9,540    H.B. Fuller Company                                        261,396
                                                    2,067    Kronos Worldwide, Inc.                                      82,070
                                                                                                                 --------------
                                                                                                                        652,644
                                                                                                                 --------------
Paper - 0.3%                                        8,726    Albany International Corp. (Class A)                       260,122
                                                    7,398  + Buckeye Technologies Inc.                                   82,488
                                                   11,274  + Caraustar Industries, Inc.                                 189,065
                                                    5,092    Chesapeake Corporation                                     122,310
                                                    9,401    P.H. Glatfelter Company                                    116,478
                                                    7,580    Rock-Tenn Company (Class A)                                119,309
                                                   15,142    Wausau - Mosinee Paper Corporation                         252,114
                                                                                                                 --------------
                                                                                                                      1,141,886
                                                                                                                 --------------
Plastics - 0.1%                                     8,354    Spartech Corporation                                       209,685
                                                                                                                 --------------
Pollution Control & Environmental                  16,300  + Darling International Inc.                                  70,253
Services - 0.2%                                     3,400  + Duratek, Inc.                                               60,486
                                                   12,446  + Headwaters Incorporated                                    384,084
                                                    7,467  + Ionics, Inc.                                               201,609
                                                    3,000  + TRC Companies, Inc.                                         56,310
                                                                                                                 --------------
                                                                                                                        772,742
                                                                                                                 --------------
Power Transmission Equipment - 0.1%                 8,151    Regal-Beloit Corporation                                   197,173
                                                    3,911    Woodhead Industries, Inc.                                   53,972
                                                                                                                 --------------
                                                                                                                        251,145

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Printing and Copying Services - 0.1%               12,482    Bowne & Co., Inc.                                   $      162,141
                                                    2,400    Schawk, Inc.                                                34,872
                                                                                                                 --------------
                                                                                                                        197,013
                                                                                                                 --------------
Production Technology Equipment - 1.3%              2,200  + ADE Corporation                                             37,477
                                                   10,857  + ATMI, Inc.                                                 222,351
                                                    4,200  + August Technology Corp.                                     28,854
                                                   33,800  + Axcelis Technologies, Inc.                                 279,864
                                                   16,088  + Brooks Automation, Inc.                                    227,645
                                                   14,656    Cognex Corporation                                         383,987
                                                   30,768  + Credence Systems Corporation                               221,530
                                                   13,500  + Cymer, Inc.                                                386,910
                                                    6,131  + Dionex Corporation                                         335,366
                                                    6,808  + DuPont Photomasks, Inc.                                    116,008
                                                   10,961  + Electro Scientific Industries, Inc.                        190,173
                                                   14,400  + Entegris Inc.                                              120,096
                                                    6,990  + Esterline Technologies Corporation                         213,824
                                                    7,855  + FEI Company                                                155,215
                                                    3,200  + Intevac, Inc.                                               20,096
                                                   18,156  + Kulicke and Soffa Industries                               102,581
                                                   19,503  + LTX Corporation                                            105,511
                                                    8,200    MTS Systems Corporation                                    174,250
                                                   11,099  + Mattson Technology, Inc.                                    85,351
                                                   12,100  + Mykrolis Corporation                                       121,847
                                                    6,362  + Photon Dynamics, Inc.                                      129,149
                                                   10,079  + Photronics, Inc.                                           167,513
                                                    5,900  + Rofin-Sinar Technologies, Inc.                             173,342
                                                    4,473  + Rudolph Technologies, Inc.                                  74,878
                                                    6,990  + Ultratech Stepper, Inc.                                    109,533
                                                   11,442  + Varian Semiconductor Equipment Associates, Inc.            353,558
                                                                                                                 --------------
                                                                                                                      4,536,909
                                                                                                                 --------------
Publishing: Miscellaneous - 0.5%                    4,681    Advanced Marketing Services, Inc.                           50,508
                                                    8,994    Banta Corporation                                          357,512
                                                    3,400  + Consolidated Graphics, Inc.                                142,460
                                                    1,300    Courier Corporation                                         54,184
                                                    4,918  + Information Holdings Inc.                                  133,917
                                                    5,882  + Martha Stewart Living Omnimedia, Inc. (Class A)(a)          92,347
                                                   44,600  + PRIMEDIA Inc.                                              104,810
                                                    4,207  + Playboy Enterprises, Inc.                                   42,238

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Publishing: Miscellaneous (concluded)              31,100    The Reader's Digest Association, Inc. (Class A)            453,749
                                                    9,660  + Scholastic Corporation                                     298,397
                                                    3,300    Thomas Nelson, Inc.                                         64,515
                                                                                                                 --------------
                                                                                                                      1,794,637
                                                                                                                 --------------
Publishing: Newspapers - 0.3%                      21,629    Hollinger International Inc.                               373,965
                                                    9,000    Journal Communications, Inc.                               157,860
                                                   12,233  + Journal Register Co.                                       231,204
                                                    2,755    Pulitzer Inc.                                              136,097
                                                                                                                 --------------
                                                                                                                        899,126
                                                                                                                 --------------
Radio & TV Broadcasters - 0.6%                      1,833  + Beasley Broadcast Group, Inc. (Class A)                     28,778
                                                   18,800  + Cumulus Media Inc. (Class A)                               270,532
                                                   18,400  + Emmis Communications Corporation (Class A)                 332,304
                                                    1,500  + Fisher Communications, Inc.                                 72,000
                                                   13,100    Gray Television, Inc.                                      155,890
                                                    5,254    The Liberty Corporation                                    208,794
                                                   10,100  + Lin TV Corp. (Class A)                                     196,748
                                                    5,900  + Nexstar Broadcasting Group, Inc.                            50,268
                                                   20,268  + Paxson Communications Corporation                           27,362
                                                   10,171  + Regent Communications, Inc.                                 57,568
                                                    5,433  + Saga Communications, Inc. (Class A)                         92,089
                                                    3,183  + Salem Communications Corporation (Class A)                  80,594
                                                   17,164    Sinclair Broadcast Group, Inc. (Class A)                   125,297
                                                   14,584  + Spanish Broadcasting System, Inc. (Class A)                143,507
                                                    2,668    World Wrestling Federation Entertainment, Inc.              32,603
                                                    7,108  + Young Broadcasting Inc. (Class A)                           77,264
                                                                                                                 --------------
                                                                                                                      1,951,598
                                                                                                                 --------------
Railroad Equipment - 0.1%                             500    The Greenbrier Companies, Inc.                              12,000
                                                   12,739    Wabtec Corporation                                         238,092
                                                                                                                 --------------
                                                                                                                        250,092
                                                                                                                 --------------
Railroads - 0.2%                                    6,281    Florida East Coast Industries, Inc.                        235,852
                                                    6,350  + Genesee & Wyoming Inc. (Class A)                           160,782
                                                   21,876  + Kansas City Southern Industries, Inc.                      331,859
                                                    8,902  + RailAmerica, Inc.                                           98,367
                                                                                                                 --------------
                                                                                                                        826,860
                                                                                                                 --------------
Real Estate - 0.4%                                  1,500  + Avatar Holdings Inc.(a)                                     63,675
                                                    3,800  + Bluegreen Corporation                                       42,294
                                                    4,150  + CB Richard Ellis Group, Inc.                                95,865
                                                    1,900    Consolidated-Tomoka Land Co.                                66,082

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Real Estate (concluded)                             3,700  + First Acceptance Corporation                        $       26,455
                                                    6,600    LNR Property Corp.                                         408,606
                                                    1,300  + Reading International, Inc. (Class A)                       10,400
                                                    8,000  + Sunterra Corporation                                        76,240
                                                      250  + Tarragon Realty Investors Inc.                               3,253
                                                    1,915  + Tejon Ranch Co.                                             72,100
                                                    9,278  + Trammell Crow Company                                      145,850
                                                    9,900  + WCI Communities, Inc.                                      230,670
                                                                                                                 --------------
                                                                                                                      1,241,490
                                                                                                                 --------------
Real Estate Investment Trusts (REIT) - 6.8%        10,601    Acadia Realty Trust                                        156,365
                                                    6,100    Affordable Residential Communities                          89,060
                                                      567  + Alexander's, Inc.                                          112,890
                                                    7,256    Alexandria Real Estate Equities, Inc.                      476,864
                                                    2,050  + American Campus Communities, Inc.                           38,048
                                                   38,300    American Financial Realty Trust                            540,413
                                                   10,197    American Home Mortgage Investment Corp.                    285,006
                                                    8,340    Amli Residential Properties Trust                          254,787
                                                   15,700    Anthracite Capital, Inc.                                   174,584
                                                   14,800    Anworth Mortgage Asset Corporation                         168,424
                                                    3,900    Arbor Realty Trust, Inc.                                    86,580
                                                    7,900    Ashford Hospitality Trust                                   74,260
                                                    5,899    Bedford Property Investors, Inc.                           178,976
                                                    4,550    BioMed Realty Trust, Inc.                                   80,035
                                                   12,347    Brandywine Realty Trust                                    351,643
                                                    8,848    CRT Properties Inc.                                        189,790
                                                   11,850    Capital Automotive                                         370,550
                                                   10,800    Capital Lease Funding, Inc.                                119,232
                                                      700    Capital Trust, Inc.                                         20,370
                                                    7,600    Capstead Mortgage Corporation                               94,620
                                                   19,600    CarrAmerica Realty Corporation                             640,920
                                                    8,200    Cedar Shopping Centers Inc.                                114,390
                                                    7,506    Colonial Properties Trust                                  301,891
                                                   17,075    Commercial Net Lease Realty                                311,107
                                                   17,803    Cornerstone Realty Income Trust, Inc.                      173,757
                                                    9,900    Corporate Office Properties Trust                          253,638
                                                    3,500    Correctional Properties Trust                               95,550
                                                   11,000    Cousins Properties, Inc.                                   377,410
                                                    6,927    EastGroup Properties, Inc.                                 229,976

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                               VALUE
---------                                     -----------    ------------                                               -----
Real Estate Investment Trusts (REIT)
 (continued)                                        9,080    Entertainment Properties Trust                      $      343,224
                                                   15,040    Equity Inns Inc.                                           148,595
                                                    9,300    Equity One, Inc.                                           182,466
                                                    8,395    Essex Property Trust, Inc.                                 603,181
                                                    3,650    Extra Space Storage Inc.                                    46,538
                                                   16,370  + FelCor Lodging Trust Inc.                                  185,145
                                                   14,600    First Industrial Realty Trust, Inc.                        538,740
                                                    9,682    Gables Residential Trust                                   330,640
                                                    5,700    Getty Realty Corporation                                   149,454
                                                   10,839    Glenborough Realty Trust Incorporated                      225,126
                                                   11,756    Glimcher Realty Trust                                      285,671
                                                    1,700    Global Signal Inc.                                          38,930
                                                    9,500    Government Properties Trust, Inc.                           90,250
                                                    1,650  + Gramercy Capital Corp.                                      25,740
                                                   14,800    Healthcare Realty Trust, Inc.                              577,792
                                                    7,800    Heritage Property Investment Trust                         227,526
                                                    8,200    Highland Hospitality Corporation                            93,480
                                                   18,500    Highwoods Properties, Inc.                                 455,285
                                                    5,900  + HomeBanc Corp.                                              53,100
                                                   10,820    Home Properties of New York, Inc.                          428,039
                                                   23,100    Impac Mortgage Holdings, Inc.                              607,530
                                                   14,192    Innkeepers USA Trust                                       176,548
                                                   13,600    Investors Real Estate Trust                                136,136
                                                    8,878    Kilroy Realty Corporation                                  337,630
                                                    2,900    Kite Realty Group Trust                                     38,135
                                                    8,000    Kramont Realty Trust                                       148,800
                                                    4,500    LTC Properties                                              80,505
                                                   62,300  + La Quinta Corporation                                      485,940
                                                    9,220    LaSalle Hotel Properties                                   254,472
                                                   14,642    Lexington Corporate Properties Trust                       317,878
                                                    9,400    Luminent Mortgage Capital, Inc.                            119,192
                                                   26,900    MFA Mortgage Investments, Inc.                             247,749
                                                    9,900    Maguire Properties, Inc.                                   240,669
                                                    6,194    Manufactured Home Communities, Inc.                        205,889
                                                   24,458  + MeriStar Hospitality Corporation                           133,296
                                                    5,929    Mid-America Apartment Communities, Inc.                    230,935
                                                    4,500    Mission West Properties Inc.                                46,575
                                                    2,450  + MortgageIT Holdings Inc.                                    35,403

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Real Estate Investment Trusts (REIT)
 (concluded)                                        7,529    National Health Investors, Inc.                     $      214,125
                                                   22,059    Nationwide Health Properties, Inc.                         457,724
                                                   11,300    Newcastle Investment Corporation                           346,910
                                                    9,000    Novastar Financial, Inc.(a)                                392,400
                                                   12,000    OMEGA Healthcare Investors, Inc.                           129,120
                                                    6,000    Origen Financial, Inc.                                      44,160
                                                    4,308    PS Business Parks, Inc.                                    171,674
                                                    4,404    Parkway Properties, Inc.                                   204,566
                                                    9,832    Pennsylvania Real Estate Investment Trust                  380,105
                                                   13,086    Post Properties, Inc.                                      391,271
                                                   13,950    Prentiss Properties Trust                                  502,200
                                                    6,675    Price Legacy Corporation                                   126,491
                                                    9,000    RAIT Investment Trust                                      246,150
                                                    5,400    Ramco-Gershenson Properties Trust                          146,232
                                                   14,300    Realty Income Corporation                                  643,929
                                                    5,995    Redwood Trust, Inc.                                        374,208
                                                    4,822    Saul Centers, Inc.                                         158,547
                                                   10,400  + Saxon Capital Inc.                                         223,600
                                                   17,814    Senior Housing Properties Trust                            317,445
                                                    4,604    Sovran Self Storage, Inc.                                  180,385
                                                    3,500    Strategic Hotel Capital, Inc.                               47,320
                                                    9,319    Summit Properties Inc.                                     252,079
                                                    5,343    Sun Communities, Inc.                                      209,392
                                                    5,561    Tanger Factory Outlet Centers, Inc.                        249,022
                                                   15,608    Taubman Centers, Inc.                                      403,155
                                                    7,163    Town & Country Trust                                       182,298
                                                   10,300    U.S. Restauant Properties, Inc.                            173,967
                                                    3,727    Universal Health Realty Income Trust                       112,928
                                                    5,700    Urstadt Biddle Properties (Class A)                         86,868
                                                   13,865    Washington Real Estate Investment Trust                    420,110
                                                    7,255    Winston Hotels, Inc.                                        77,629
                                                                                                                 --------------
                                                                                                                     23,099,350
                                                                                                                 --------------
Recreational Vehicles & Boats - 0.4%                5,843    Arctic Cat Inc.                                            151,626
                                                    4,407    Coachmen Industries, Inc.                                   69,542
                                                   17,799  + Fleetwood Enterprises, Inc.                                270,189
                                                    1,450    Marine Products Corp.                                       26,100
                                                    9,224    Monaco Coach Corporation                                   199,700
                                                   12,884    Thor Industries, Inc.                                      341,039

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Recreational Vehicles & Boats (concluded)           8,190    Winnebago Industries, Inc.                          $      283,702
                                                                                                                 --------------
                                                                                                                      1,341,898
                                                                                                                 --------------
Rental & Leasing Services:Commercial - 0.2%         3,753    Electro Rent Corporation                                    41,433
                                                   15,700    GATX Corporation                                           418,562
                                                    3,600  + Marlin Business Services Inc.                               67,536
                                                    2,205    McGrath Rentcorp                                            80,593
                                                   14,700  + United Rentals, Inc.                                       233,583
                                                                                                                 --------------
                                                                                                                        841,707
                                                                                                                 --------------
Rental & Leasing Services:Consumer - 0.2%          11,793    Aaron Rents, Inc.                                          256,616
                                                    2,200  + Amerco                                                      83,424
                                                    8,395  + Dollar Thrifty Automotive Group, Inc.                      204,250
                                                    8,678  + Rent-Way, Inc.                                              59,444
                                                    4,558  + WESCO International, Inc.                                  110,532
                                                                                                                 --------------
                                                                                                                        714,266
                                                                                                                 --------------
Restaurants - 1.7%                                  3,600  + BJ's Restaurants Inc.                                       57,132
                                                   12,480    Bob Evans Farms, Inc.                                      338,957
                                                    2,725  + Buffalo Wild Wings Inc.                                     76,409
                                                   17,200    CBRL Group, Inc.                                           620,576
                                                   12,350  + CEC Entertainment Inc.                                     453,863
                                                   18,700  + CKE Restaurants, Inc.                                      206,635
                                                    6,300  + California Pizza Kitchen, Inc.                             137,655
                                                    4,100  + Cosi, Inc.                                                  21,935
                                                    3,500  + Dave & Buster's, Inc.                                       66,430
                                                    4,150    Domino's Pizza, Inc.                                        61,005
                                                    6,748    IHOP Corp.                                                 257,841
                                                   12,118  + Jack in the Box Inc.                                       384,504
                                                   17,300  + Krispy Kreme Doughnuts, Inc.(a)                            219,018
                                                    7,096    Landry's Restaurants, Inc.                                 193,650
                                                    6,554    Lone Star Steakhouse & Saloon, Inc.                        169,290
                                                    8,884  + O'Charley's Inc.                                           144,809
                                                    8,908  + P.F. Chang's China Bistro, Inc.                            431,949
                                                    9,800  + Panera Bread Company (Class A)(a)                          367,892
                                                    4,848  + Papa John's International, Inc.                            148,737
                                                   12,377  + RARE Hospitality International, Inc.                       329,847
                                                    4,000  + Red Robin Gourmet Burgers                                  174,680
                                                   15,400  + Ryan's Restaurant Group Inc.                               228,536
                                                   21,114  + Sonic Corp.                                                541,152
                                                    7,028  + The Steak 'n Shake Company                                 120,038

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Restaurants (concluded)                            11,850    Triarc Companies, Inc. (Class B)                    $      135,920
                                                                                                                 --------------
                                                                                                                      5,888,460
                                                                                                                 --------------
Retail - 3.8%                                       1,700  + 1-800 CONTACTS, INC.                                        25,857
                                                    7,324  + 1-800-FLOWERS.COM, Inc.                                     60,789
                                                   18,700  + 99 Cents Only Stores                                       266,101
                                                    4,600  + A.C. Moore Arts & Crafts, Inc.                             113,758
                                                   19,250  + Aeropostale, Inc.                                          504,350
                                                    1,900  + America's Car-Mart, Inc.                                    64,125
                                                    2,600  + Asbury Automotive Group, Inc.                               35,100
                                                    3,310    bebe stores, inc.                                           69,907
                                                    5,600  + Big 5 Sporting Goods Corporation                           127,680
                                                    1,900    Blair Corporation                                           53,542
                                                    2,000  + Blue Nile, Inc.                                             67,360
                                                    3,800    The Bon-Ton Stores, Inc.                                    46,322
                                                    6,650  + Brookstone, Inc.                                           125,619
                                                    5,979    Brown Shoe Company, Inc.                                   149,834
                                                    1,249    The Buckle, Inc.                                            34,310
                                                    5,792    Burlington Coat Factory Warehouse Corporation              122,964
                                                   13,934  + CSK Auto Corporation                                       185,601
                                                    4,650  + Cache, Inc.                                                 69,750
                                                    9,800  + Casual Male Retail Group, Inc.                              51,352
                                                    6,497    The Cato Corporation (Class A)                             144,558
                                                    6,900  + Central Garden & Pet Company                               211,278
                                                    4,400  + Charlotte Russe Holding Inc.                                50,512
                                                   38,140  + Charming Shoppes, Inc.                                     271,557
                                                    5,485  + The Children's Place Retail Stores, Inc.                   131,146
                                                   12,728    Christopher & Banks Corporation                            203,775
                                                    7,830  + Coldwater Creek Inc.                                       163,412
                                                    4,500  + Cole National Corporation (Class A)                        124,695
                                                      600  + Conn's, Inc.                                                 8,388
                                                    8,376  + Cost Plus, Inc.                                            296,343
                                                      500    Deb Shops, Inc.                                             12,200
                                                   10,000  + Dick's Sporting Goods, Inc.                                356,200
                                                    6,845  + The Dress Barn, Inc.                                       119,445
                                                   10,300  + Drugstore.com, Inc.                                         35,226
                                                    3,931  + Electronics Boutique Holdings Corp.                        134,047
                                                   14,635    Fred's, Inc.                                               262,845
                                                    5,000  + GSI Commerce, Inc.                                          44,050

SCHEDULE OF INVESTMENTS AS OF                      MASTER SMALL CAP INDEX SERIES
SEPTEMBER 30, 2004 (CONTINUED)

INDUSTRY*                                     SHARES HELD    COMMON STOCK                                            VALUE
---------                                     -----------    ------------                                            -----
Retail (continued)                                  6,600  + GameStop Corporation                                $      122,166
                                                    3,116  + Gander Mountain Company                                     62,367
                                                    7,238  + Genesco Inc.                                               170,455
                                                    8,100  + Global Imaging Systems, Inc.                               251,748
                                                    6,200    Goody's Family Clothing, Inc.                               52,204
                                                    5,532  + Group 1 Automotive, Inc.                                   150,913
                                                    9,139  + Guitar Center, Inc.                                        395,719
                                                   11,558  + The Gymboree Corporation                                   166,435
                                                    8,200    Hancock Fabrics, Inc.                                       98,236
                                                    7,961    Handleman Company                                          162,882
                                                    8,850  + Hibbett Sporting Goods, Inc.                               181,337
                                                   17,181  + Hot Topic, Inc.                                            292,764
                                                   17,498  + Insight Enterprises, Inc.                                  294,666
                                                    7,162  + J. Jill Group Inc.                                         142,166
                                                    6,205  + Jo-Ann Stores, Inc.                                        173,988
                                                    4,687  + Jos. A. Bank Clothiers, Inc.                               129,736
                                                    1,647    Lawson Products, Inc.                                       67,478
                                                   14,918  + Linens 'n Things, Inc.                                     345,650
                                                    4,600    Lithia Motors, Inc.                                         97,796
                                                    3,000  + MarineMax, Inc.                                             67,560
                                                   11,361  + The Men's Wearhouse, Inc.                                  330,037
                                                    3,400  + Overstock.com, Inc.(a)                                     124,882
                                                    1,259  + PC Connection, Inc.                                          8,649
                                                    3,600  + PC Mall, Inc.                                               55,044
                                                    2,800  + The Pantry, Inc.                                            70,476
                                                    3,500  + Party City Corporation                                      51,695
                                                   23,800  + Payless ShoeSource, Inc.                                   241,094
                                                    5,400  + PetMed Express, Inc.                                        25,650
                                                    7,916  + Priceline.com Incorporated                                 175,498
                                                   11,700  + Restoration Hardware, Inc.                                  60,606
                                                    2,300  + Retail Ventures, Inc.                                       17,342
                                                      100  + Rush Enterprises, Inc.                                       1,169
                                                    3,047    Russ Berrie and Company, Inc.                               61,397
                                                    6,254  + School Specialty, Inc.                                     246,470
                                                    4,800  + Sharper Image Corporation                                  102,960
                                                   11,398  + ShopKo Stores, Inc.                                        198,439
                                                    9,200    Sonic Automotive, Inc.                                     184,460
                                                    7,426  + The Sports Authority, Inc.                                 172,283

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Retail (concluded)                          7,300               + Stage Stores, Inc.                         $     249,806
                                            7,703                 Stamps.com Inc.                                  102,450
                                            6,824               + Stein Mart, Inc.                                 103,861
                                           11,366               + Too Inc.                                         205,384
                                           11,000               + Tractor Supply Company                           345,840
                                           10,930               + Trans World Entertainment Corporation            106,786
                                            7,490               + Tuesday Morning Corporation                      231,591
                                            5,531                 United Auto Group, Inc.                          138,773
                                           14,180               + United Natural Foods, Inc.                       377,188
                                            6,056               + ValueVision International, Inc. (Class A)         81,090
                                           18,800               + Zale Corporation                                 528,280
                                                                                                             -------------
                                                                                                                12,769,464
                                                                                                             -------------
Savings & Loan - 2.4%                       6,937                 Anchor Bancorp, Inc.                             179,668
                                              600               + BFC Financial Corporation                          6,600
                                           23,038                 Bank Mutual Corporation                          276,456
                                           16,642                 BankAtlantic Bancorp, Inc. (Class A)             304,881
                                           10,173               + BankUnited Financial Corporation (Class A)       296,543
                                            1,800                 Berkshire Hills Bancorp, Inc.                     66,510
                                            1,900                 Beverly Hills Bancorp Inc.                        19,855
                                           19,587                 Brookline Bancorp, Inc.                          306,928
                                              500                 Charter Financial Corporation                     16,965
                                            1,900                 Citizens First Bancorp, Inc.                      47,671
                                            4,250                 Coastal Financial Corporation                     59,755
                                           14,026                 Commercial Capital Bancorp, Inc.                 318,250
                                           14,727                 Commercial Federal Corporation                   397,334
                                           12,749                 Dime Community Bancshares                        214,183
                                            5,900                 Downey Financial Corp.                           324,264
                                            4,348                 Fidelity Bankshares, Inc                         161,702
                                            6,212                 First Federal Capital Corp.                      187,851
                                            4,226                 First Financial Holdings, Inc.                   132,105
                                            3,488                 First Indiana Corporation                         70,109
                                           30,984                 First Niagara Financial Group, Inc.              414,566
                                            3,000                 First Place Financial Corp.                       60,000
                                            4,300                 First Republic Bank                              197,800
                                            5,600               + FirstFed Financial Corp.                         273,728
                                           10,050                 Flagstar Bancorp, Inc.                           213,864
                                            5,575                 Flushing Financial Corporation                   105,981
                                            3,078                 Great Southern Bancorp, Inc.                      96,188

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Savings & Loan (concluded)                  7,117                 Harbor Florida Bancshares, Inc.            $     221,339
                                            3,400                 Horizon Financial Corp.                           65,314
                                           10,000                 Hudson River Bancorp, Inc.                       189,800
                                            2,700                 IBERIABANK Corporation                           155,844
                                            1,800               + ITLA Capital Corporation                          83,160
                                            8,100                 KNBT Bancorp Inc.                                136,404
                                           10,360                 MAF Bancorp, Inc.                                446,827
                                              300                 NASB Financial Inc.                               11,328
                                           18,411                 Net.B@nk, Inc.                                   184,294
                                            4,667                 Northwest Bancorp, Inc.                          105,801
                                            2,896                 OceanFirst Financial Corp.                        70,257
                                           13,165               + Ocwen Financial Corporation                      120,460
                                            5,041                 PFF Bancorp, Inc.                                192,919
                                            6,228                 Partners Trust Financial Group, Inc.              64,522
                                            1,500                 PennFed Financial Services, Inc.                  45,615
                                            9,989                 Provident Bancorp, Inc.                          117,271
                                            1,650                 Provident Financial Holdings, Inc.                47,850
                                           21,761                 Provident Financial Services, Inc.               375,375
                                            8,169                 Sterling Financial Corporation                   287,876
                                            8,100                 TierOne Corporation                              186,786
                                            8,561                 United Community Financial Corp.                  97,339
                                           11,530                 Waypoint Financial Corp.                         317,882
                                              400                 Westfield Financial, Inc.                          9,440
                                                                                                             -------------
                                                                                                                 8,283,460
                                                                                                             -------------
Scientific Equipment & Suppliers - 0.2%     7,176               + Bioveris Corporation                              44,563
                                           13,335               + Newport Corporation                              152,952
                                           11,535               + Varian Inc.                                      436,830
                                                                                                             -------------
                                                                                                                   634,345
                                                                                                             -------------
Securities Brokerage & Services - 0.4%        900                 BKF Capital Group, Inc.                           26,370
                                           14,745                 Charter Municipal Mortgage Acceptance Company    324,243
                                           16,500               + Investment Technology Group, Inc.                252,450
                                           35,900               + Knight Trading Group, Inc. (Class A)             331,357
                                           15,200               + LaBranche & Co. Inc.                             128,440
                                            7,761               + NCO Group, Inc.                                  209,159
                                            5,004                 SWS Group, Inc.                                   80,464
                                                                                                             -------------
                                                                                                                 1,352,483
                                                                                                             -------------
Services: Commercial - 2.8%                 4,563               + 4Kids Entertainment, Inc.                         92,173
                                           12,470                 ABM Industries, Inc.                             251,271

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Services: Commercial (continued)            4,005               + AMN Healthcare Services, Inc.              $      47,860
                                            7,161               + Administaff, Inc.                                 83,784
                                            5,000               + The Advisory Board Company                       168,000
                                            3,800                 Ambassadors Group, Inc.                          102,600
                                            3,000                 Angelica Corporation                              74,640
                                           13,700               + autobytel.com inc.                               122,889
                                            5,001                 CDI Corp.                                        102,521
                                            6,478               + Casella Waste Systems, Inc.                       76,700
                                            5,785                 Central Parking Corporation                       76,478
                                           20,953               + Century Business Services, Inc.                   94,079
                                            4,800               + Charles River Associates Incorporated            183,792
                                            3,886                 Chemed Corporation                               216,606
                                            5,300               + Clark, Inc.                                       71,762
                                            8,392               + Coinstar, Inc.                                   195,534
                                            4,400               + Cornell Companies, Inc.                           54,560
                                           11,694               + Corrections Corporation of America               413,500
                                            5,850               + CoStar Group Inc.                                287,762
                                            8,300               + Cross Country Healthcare, Inc.                   128,650
                                            6,700               + DiamondCluster International, Inc. (Class A)      81,740
                                            3,302               + Exponent, Inc.                                    90,970
                                           16,700               + Exult Inc.                                        87,842
                                           14,141               + FTI Consulting, Inc.                             267,265
                                            2,600               + First Advantage Corporation                       41,756
                                            4,481               + Forrester Research, Inc.                          68,290
                                            6,677                 G & K Services, Inc. (Class A)                   265,344
                                            2,600               + Gartner Group, Inc. (Class B)                     30,030
                                            3,200               + The Geo Group Inc.                                65,440
                                            7,000                 Gevity HR, Inc.                                  107,660
                                            2,800               + Greg Manning Auctions, Inc.(a)                    31,332
                                           17,000               + Harris Interactive Inc.                          112,030
                                            6,658               + Heidrick & Struggles International, Inc.         191,884
                                            4,000               + Hudson Highland Group, Inc.                      116,760
                                            2,865               + Insurance Auto Auctions, Inc.                     49,135
                                            6,450                 Jackson Hewitt Tax Service Inc.                  130,484
                                            5,868                 Kelly Services, Inc. (Class A)                   156,734
                                            5,800               + kforce.com, Inc.                                  48,604
                                           11,868               + Korn/Ferry International                         216,354
                                           15,822               + Labor Ready, Inc.                                221,824

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Services: Commercial (concluded)            5,404               + MAXIMUS, Inc.                              $     155,689
                                           34,005               + MPS Group, Inc.                                  285,982
                                            4,000               + Medical Staffing Network Holdings, Inc.           24,560
                                            2,854               + MemberWorks Incorporated(a)                       74,889
                                            5,742               + Midas Group, Inc.                                 93,020
                                            3,100               + Monro Muffler Brake, Inc.                         67,735
                                           16,323               + Navigant Consulting, Inc.                        358,453
                                            4,811               + Navigant International, Inc.(a)                   78,564
                                            3,817               + NetRatings, Inc.                                  68,057
                                            2,821               + PDI, Inc.                                         76,139
                                            9,339               + Pegasus Systems, Inc.                            111,321
                                           19,110                 The Pep Boys-Manny, Moe & Jack                   267,540
                                            4,648               + Pre-Paid Legal Services, Inc.(a)                 119,584
                                            8,616               + Resources Connection, Inc.                       325,512
                                            6,468                 Rollins, Inc.                                    157,108
                                           21,100               + SITEL Corporation                                 45,576
                                            2,050               + Salesforce.com, Inc.                              32,042
                                            8,600               + The Source Information Management Company         83,592
                                           21,029               + Spherion Corporation                             164,447
                                            3,340                 StarTek, Inc.                                    104,742
                                           12,689               + TeleTech Holdings, Inc.                          119,784
                                           18,531               + Tetra Tech, Inc.                                 234,788
                                            1,300               + Travelzoo Inc.(a)                                 67,600
                                            3,000                 UniFirst Corporation                              85,800
                                            1,659               + Volt Information Sciences, Inc.                   47,729
                                           14,418               + Waste Connections, Inc.                          456,762
                                           10,625                 Watson Wyatt & Company Holdings                  279,438
                                           14,113               + Wireless Facilities, Inc.                         98,368
                                            3,700                 World Fuel Services Corporation                  132,460
                                                                                                             -------------
                                                                                                                 9,443,920
                                                                                                             -------------
Shipping - 0.4%                            15,092                 Alexander & Baldwin, Inc.                        512,222
                                            4,300               + GulfMark Offshore, Inc.                           70,219
                                            7,230               + Kirby Corporation                                290,285
                                            8,898                 Overseas Shipholding Group, Inc.                 441,697
                                            1,800               + Seabulk International, Inc.                       18,630
                                                                                                             -------------
                                                                                                                 1,333,053
                                                                                                             -------------
Shoes - 0.4%                                3,800               + Deckers Outdoor Corporation(a)                   129,200
                                            6,133                 The Finish Line, Inc.                            189,632

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Shoes (concluded)                           7,896                 K-Swiss Inc. (Class A)                     $     151,998
                                            1,892                 Kenneth Cole Productions, Inc. (Class A)          53,241
                                            2,300               + Shoe Carnival, Inc.                               27,117
                                            6,555               + Skechers U.S.A., Inc. (Class A)                   95,179
                                            4,012               + Steve Madden, Ltd.                                70,812
                                           12,935                 The Stride Rite Corporation                      132,584
                                              150                 Weyco Group, Inc.                                  5,550
                                           14,572                 Wolverine World Wide, Inc.                       367,214
                                                                                                             -------------
                                                                                                                 1,222,527
                                                                                                             -------------
Steel - 0.7%                               36,027               + AK Steel Holding Corporation                     293,980
                                           28,900                 Allegheny Technologies, Inc.                     527,425
                                            7,426                 Carpenter Technology Corporation                 354,517
                                            5,223                 Gibraltar Steel Corporation                      188,864
                                           10,500               + Oregon Steel Mills, Inc.                         174,615
                                            7,450                 Schnitzer Steel Industries, Inc. (Class A)       241,008
                                           13,997                 Steel Dynamics, Inc.                             540,564
                                            4,600                 Steel Technologies Inc.                          117,838
                                            1,100               + Wheeling-Pittsburgh Corporation                   34,441
                                                                                                             -------------
                                                                                                                 2,473,252
                                                                                                             -------------
Synthetic Fibers - 0.0%                    14,818                 Wellman, Inc.                                    125,657
                                                                                                             -------------
Telecommunications Equipment - 0.4%         4,300                 Applied Signal Technology, Inc.                  137,557
                                           25,400               + Arris Group Inc.                                 132,588
                                            7,185               + Audiovox Corporation (Class A)                   120,995
                                           12,334               + C-COR.net Corp.                                  104,222
                                            1,200               + INTAC International Inc.                           9,528
                                           17,700               + InterDigital Communications Corporation          288,864
                                            5,700               + MasTec, Inc.                                      29,925
                                           32,377               + Powerwave Technologies, Inc.                     199,442
                                           17,800               + SBA Communications Corporation                   124,600
                                            6,380                 SpectraLink Corporation                           60,610
                                           14,900               + SymmetriCom, Inc.                                140,954
                                           22,176               + Terayon Communication Systems, Inc.               47,013
                                            7,900                 WilTel Communications Group, Inc.
                                                                  (Litigation Trust Certificates)                        0
                                                                                                             -------------
                                                                                                                 1,396,298
                                                                                                             -------------
Textile Products - 0.1%                     8,100               + DHB Capital Group Inc.                           115,020
                                           14,621               + Interface, Inc.                                  117,260
                                                                                                             -------------
                                                                                                                   232,280

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Textiles Apparel                            2,300               + Carter's, Inc.                             $      63,687
Manufacturers - 0.6%                        2,200                 Cherokee Inc.                                     52,492
                                            3,585               + Guess?, Inc.                                      63,849
                                            4,200               + Hartmarx Corporation                              31,164
                                           10,182                 Kellwood Co.                                     371,134
                                            3,702                 OshKosh B'Gosh, Inc. (Class A)                    74,780
                                            5,342                 Oxford Industries, Inc.                          198,990
                                            2,900               + Perry Ellis International, Inc.                   65,221
                                            8,054                 Phillips-Van Heusen Corporation                  179,443
                                           18,450               + Quiksilver, Inc.                                 468,999
                                           11,017                 Russell Corporation                              185,526
                                           14,200               + Warnaco Group, Inc.                              315,666
                                                                                                             -------------
                                                                                                                 2,070,951
                                                                                                             -------------
Tires & Rubber - 0.4%                       3,674                 Bandag, Incorporated                             160,921
                                           23,400                 Cooper Tire & Rubber Company                     471,978
                                           54,300               + The Goodyear Tire & Rubber Company               583,182
                                                                                                             -------------
                                                                                                                 1,216,081
                                                                                                             -------------
Tobacco - 0.3%                             14,955                 DIMON Incorporated                                88,085
                                            6,120                 Schweitzer-Manduit International, Inc.           198,288
                                            3,100                 Standard Commercial Corporation                   48,825
                                           13,700               + Star Scientific, Inc.(a)                          81,104
                                            8,656                 Universal Corporation                            386,404
                                           10,194                 Vector Group Ltd.                                153,222
                                                                                                             -------------
                                                                                                                   955,928
                                                                                                             -------------
Toys - 0.1%                                10,030               + JAKKS Pacific, Inc.                              230,690
                                            8,000               + Leapfrog Enterprises, Inc.(a)                    162,000
                                                                                                             -------------
                                                                                                                   392,690
                                                                                                             -------------
Transportation Miscellaneous - 0.3%         2,700               + Hub Group, Inc. (Class A)                        100,575
                                           32,500               + Laidlaw International, Inc.                      534,625
                                           10,400               + Pacer International, Inc.                        170,560
                                            2,900                 Quixote Corporation                               55,912
                                            6,181               + SCS Transportation, Inc.                         117,068
                                            1,900               + U.S. Xpress Enterprises, Inc. (Class A)           35,226
                                                                                                             -------------
                                                                                                                 1,013,966
                                                                                                             -------------
Truckers - 1.0%                             7,341                 Arkansas Best Corporation                        268,827
                                            7,100               + Central Freight Lines, Inc.                       42,671
                                            2,900               + Covenant Transport, Inc. (Class A)                56,028
                                            6,288               + Forward Air Corporation                          251,646

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Truckers (concluded)                       16,980                 Heartland Express, Inc.                    $     313,281
                                           12,075               + Knight Transportation, Inc.                      258,647
                                           10,008               + Landstar System, Inc.                            587,269
                                            1,300               + Marten Transport, Ltd.                            22,711
                                            5,450               + Old Dominion Freight Line, Inc.                  157,015
                                           10,900                 Overnite Corporation                             342,587
                                            1,200               + P.A.M. Transportation Services, Inc.              22,992
                                            2,200               + Quality Distribution Inc.                         13,442
                                           14,700               + Swift Transportation Co., Inc.                   247,254
                                           10,541                 USF Corporation                                  378,316
                                           14,200                 Werner Enterprises, Inc.                         274,202
                                                                                                             -------------
                                                                                                                 3,236,888
                                                                                                             -------------
Utilities: Cable TV & Radio - 0.0%         18,700               + Mediacom Communications Corporation              122,111
                                                                                                             -------------
Utilities: Electrical - 1.4%               16,675                 Avista Corporation                               301,818
                                           11,100                 Black Hills Corporation                          308,358
                                            5,189                 CH Energy Group, Inc.                            237,656
                                           52,000               + CMS Energy Corporation                           495,040
                                            3,903                 Central Vermont Public Service Corporation        78,489
                                           15,767                 Cleco Corporation                                271,823
                                           28,000                 Duquesne Light Holdings Inc.                     502,880
                                           17,508               + El Paso Electric Company                         281,354
                                            9,668                 Empire District Electric Company                 198,677
                                           13,400                 IDAcorp Inc.                                     389,404
                                            5,645                 MGE Energy, Inc.                                 179,624
                                            8,486                 Otter Tail Company                               216,393
                                           21,678                 PNM Resources Inc.                               487,972
                                           38,877               + Sierra Pacific Resources(a)                      347,949
                                            4,900                 UIL Holdings Corporation                         241,031
                                           11,283                 UniSource Energy Corporation                     274,741
                                                                                                             -------------
                                                                                                                 4,813,209
                                                                                                             -------------
Utilities: Gas Distributors - 1.7%         19,338                 Atmos Energy Corporation                         487,124
                                            5,322                 Cascade Natural Gas Corporation                  112,986
                                           11,900                 Energen Corporation                              613,445
                                            3,600                 EnergySouth, Inc.                                 98,100
                                            6,448                 The Laclede Group, Inc.                          188,475
                                           14,400                 NICOR, Inc.                                      528,480
                                            8,183                 NUI Corporation                                  109,161
                                            9,974                 New Jersey Resources Corporation                 412,923

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                 COMMON STOCK                                  VALUE
---------                               -----------                 ------------                                  -----
Utilities: Gas Distributors (concluded)    10,199                 Northwest Natural Gas Company              $     323,614
                                           13,800                 Peoples Energy Corporation                       575,184
                                           12,000                 Piedmont Natural Gas Company, Inc.               527,280
                                            4,966                 South Jersey Industries, Inc.                    237,127
                                           20,582               + Southern Union Company                           421,931
                                           10,890                 Southwest Gas Corporation                        260,816
                                           13,224               + Southwestern Energy Company                      555,276
                                           15,200                 WGL Holdings Inc.                                429,552
                                                                                                             -------------
                                                                                                                 5,881,474
                                                                                                             -------------
Utilities: Gas Pipelines - 0.0%             5,631               + TransMontaigne Inc.                               32,772
                                                                                                             -------------
Utilities: Miscellaneous - 0.1%            64,800               + Aquila, Inc.                                     202,176
                                                                                                             -------------
Utilities: Telecommunications - 0.8%        3,700               + Airgate PCS, Inc.                                 72,520
                                           18,700               + Alamosa Holdings, Inc.                           142,868
                                              400               + Alaska Communications Systems Holdings, Inc.       2,240
                                            5,200               + Arch Wireless, Inc.                              149,396
                                            8,721               + Boston Communications Group, Inc.                 76,483
                                            5,755                 CT Communications, Inc.                           79,361
                                            1,626               + Centennial Communications Corp.                    9,561
                                           77,300               + Cincinnati Bell Inc.                             269,777
                                            8,233               + Commonwealth Telephone Enterprises, Inc.         358,547
                                            4,300                 D&E Communications, Inc.                          49,450
                                           30,700               + Dobson Communications Corporation (Class A)       40,831
                                           15,039               + General Communication, Inc. (Class A)            136,103
                                            4,492                 Golden Telecom, Inc.                             128,157
                                              900               + ITC(caret)DeltaCom, Inc.                           3,969
                                            5,700               + Intrado Inc.                                      57,627
                                            1,500               + Metrocall Holdings Inc.                           95,610
                                            4,421                 North Pittsburgh Systems, Inc.                    91,559
                                           17,500               + PTEK Holdings, Inc.                              149,975
                                           14,389               + Price Communications Corporation                 219,432
                                           26,300               + Primus Telecommunications Group, Incorporated     38,661
                                            1,300                 Shenandoah Telecommunications Company             33,293
                                            4,600                 SureWest Communications                          131,882
                                           12,133               + TALK America Holdings, Inc.                       63,456
                                           17,500               + Time Warner Telecom, Inc. (Class A)               84,000
                                            8,200               + Triton PCS Holdings, Inc. (Class A)               20,992
                                           27,300               + UbiquiTel Inc.                                   109,200
                                                                                                             -------------
                                                                                                                 2,614,950

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONTINUED)                     MASTER SMALL CAP INDEX SERIES

INDUSTRY*                               SHARES HELD                    COMMON STOCK                               VALUE
---------                               -----------                    ------------                               -----
Utilities: Water - 0.2%                     4,985                 American States Water Company              $     124,127
                                            5,296                 California Water Service Group                   155,544
                                            2,589                 Connecticut Water Service, Inc.                   68,453
                                            3,282                 Middlesex Water Company                           58,813
                                            1,974                 SJW Corp.                                         65,181
                                            8,126                 Southwest Water Company                           99,544
                                                                                                             -------------
                                                                                                                   571,662
                                                                                                             -------------
Wholesale & International Trade - 0.0%                          + Central European Distribution
                                            5,450                 Corporation(a)                                   121,753
                                                                                                             -------------
Wholesalers - 0.2%                          7,100               + Brightpoint, Inc.                                122,120
                                            3,200               + LKQ Corporation                                   58,464
                                           11,269               + United Stationers, Inc.                          489,075
                                                                                                             -------------
                                                                                                                   669,659
                                                                                                             -------------
                                                                  TOTAL COMMON STOCK -
                                                                  (COST - $298,377,590) - 99.2%                337,189,162
                                                                                                             =============

                                        FACE AMOUNT                 FIXED INCOME SECURITIES
                                       ------------                 -----------------------
Construction - 0.0%                    $    13,000                Brookfield Homes Corporation                      13,390
                                       -----------                                                           -------------
                                                                  TOTAL FIXED INCOME SECURITIES -
                                                                  (COST - $13,000) - 0.9%                           13,390
                                                                                                             =============

                                       BENEFICIAL
                                        INTEREST                   SHORT - TERM SECURITIES
                                        --------                   -----------------------
                                                                  Merrill Lynch Liquidity Series,
                                       $ 3,451,219                 LLC Cash Sweep Series l(b)                    3,451,219
                                       -----------                                                           -------------
                                                                  TOTAL SHORT-TERM SECURITIES
                                                                  (COST - $3,451,219) - 1.0%                     3,451,219
                                                                                                             =============

TOTAL INVESTMENTS (COST - $301,841,809**) - 100.2%                                                             340,653,771
LIABLITIES IN EXCESS OF OTHER ASSETS - (0.2%)                                                                     (821,041)
                                                                                                             -------------
NET ASSETS - 100.0%                                                                                          $ 339,832,730
                                                                                                             =============

SCHEDULE OF INVESTMENTS AS OF
SEPTEMBER 30, 2004 (CONCLUDED)                     MASTER SMALL CAP INDEX SERIES

      * For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definiation may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

Aggregate cost                           $ 305,046,061
                                         =============
Gross unrealized appreciation            $  67,901,159
Gross unrealized depreciation              (32,293,449)
                                         -------------
Net unrealized appreciation              $  35,607,710
                                         =============

        +   Non-income producing security.

      (a)   Security, or a portion on security, is on loan.

      (b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

AFFILIATE                        NET ACTIVITY    INTEREST INCOME
---------                        ------------    ---------------
Merrill Lynch Liquidity
Series, LLC Cash
Sweep Series I                   $(36,740,310)       $154,722

            Financial futures contracts purchased as of September 30, 2004 were as follows:

NUMBER OF                                                                        UNREALIZED
CONTRACTS             ISSUE               EXPIRATION DATE    FACE VALUE         APPRECIATION
---------             -----               ---------------    ----------         ------------
   14           Russell 2000 Index          December 2004    $3,943,168            $74,832

AMERICAN AADVANTAGE TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                Par / Shares       Value
                                                                ------------    ------------
                                                                   (dollars in thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.08%
Federal National Mortgage Association, 4.406%, Due 2/17/2009    $        100    $        101
Tennessee Valley Authority, 3.375%, Due 1/15/2007                        239             255
                                                                                ------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                            356
                                                                                ------------

U.S. GOVERNMENT TREASURY OBLIGATIONS - 89.35%
U.S. Treasury Inflation-Indexed Bonds,
  2.375%, Due 1/15/2025                                                  246             256
U.S. Treasury Inflation-Indexed Notes,
  1.875%, Due 7/15/2013                                                1,733           1,762
  2.00%, Due 1/15/2014                                                   902             924
  2.00%, Due 7/15/2014                                                 1,251           1,279
  3.00%, Due 7/15/2012                                                 1,907           2,111
  3.375%, Due 1/15/2007                                                2,134           2,280
  3.375%, Due 1/15/2012                                                  757             858
  3.50%, Due 1/15/2011                                                   914           1,035
  3.625%, Due 1/15/2008                                                2,028           2,224
  3.875%, Due 1/15/2009                                                1,357           1,528
  4.25%, Due 1/15/2010                                                   889           1,032
                                                                                ------------
     TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS                                       15,289
                                                                                ------------

CORPORATE OBLIGATIONS - 1.44%
FINANCIAL - 1.44%
Lehman Brothers Holdings, Incorporated, 4.54%, Due 6/2/2009               80              80
Merrill Lynch & Company, Incorporated, 4.43%, Due 3/2/2009                50              50
SLM Corporation, 5.39%, Due 1/31/2014                                    115             116
                                                                                ------------
TOTAL FINANCIAL                                                                          246
                                                                                ------------
     TOTAL CORPORATE OBLIGATIONS                                                         246
                                                                                ------------

SHORT TERM INVESTMENTS - 5.02%
American Select Cash Reserve Fund                                    859,447             859
                                                                                ------------
     TOTAL SHORT TERM INVESTMENTS                                                        859
                                                                                ------------

TOTAL INVESTMENTS - 97.89% (COST $16,618) (NOTE A)                                    16,750
                                                                                ------------

OTHER ASSETS, NET OF LIABILITIES - 2.11%                                                 361
                                                                                ------------

TOTAL NET ASSETS - 100%                                                         $     17,111
                                                                                ============

(A) At September 30, 2004 the aggregate cost of investments for federal income tax purposes is $16,622 and the net unrealized appreciation of investments based on that cost is $129 which is comprised of $142 aggregate gross unrealized appreciation and $13 aggregate gross unrealized depreciation.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American AAdvantage U.S. Government Money Market Fund invests all of its investable assets in the AMR Investment Services U.S. Government Money Market Portfolio. The Schedule of Investments for the AMR Investment Services U.S. Government Money Market Portfolio for the fiscal quarter ended September 30, 2004 is provided below.

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                Par / Shares       Value
                                                                ------------    ------------
                                                                   (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 43.71%
Banc of America Securities, LLC, 1.87%, Due 10/1/2004           $     65,000    $     65,000
Goldman Sachs Tri Party, 1.89%, Due 10/1/2004                         68,872          68,872
                                                                                ------------
     TOTAL REPURCHASE AGREEMENTS                                                     133,872
                                                                                ------------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 56.26%
Federal Home Loan Bank,
  Discount Note, 1.08%, Due 12/3/2004 (Note B)                         1,082           1,080
  Discount Note, 1.90%, Due 12/22/2004 (Note B)                        1,000             996
  Variable Rate Note, 1.75%, Due 7/26/2005 (Note C)                   15,000          14,997
  Variable Rate Note, 1.585%, Due 8/2/2005 (Note C)                   15,000          14,998
  Variable Rate Note, 1.483%, Due 10/5/2005 (Note C)                   5,000           4,997
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.09%, Due 10/20/2004 (Note B)                        1,000             999
  Discount Note, 1.60%, Due 11/1/2004 (Note B)                         2,000           1,997
  Discount Note, 1.60%, Due 11/2/2004 (Note B)                         2,225           2,222
  Discount Note, 1.60%, Due 11/9/2004 (Note B)                        11,000          10,981
  Discount Note, 1.87%, Due 12/1/2004 (Note B)                         5,000           4,984
  Discount Note, 1.87%, Due 12/2/2004 (Note B)                        10,000           9,968
  Discount Note, 1.86%, Due 12/14/2004 (Note B)                       10,000           9,962
  Variable Rate Note, 1.825%, Due 9/9/2005 (Note C)                    5,000           5,001
Federal National Mortgage Association,
  Discount Note, 1.09%, Due 10/1/2004 (Note B)                         5,000           5,000
  Discount Note, 1.60%, Due 10/13/2004 (Note B)                        5,600           5,597
  Discount Note, 1.60%, Due 10/27/2004 (Note B)                        2,330           2,327
  Discount Note, 1.56%, Due 11/1/2004 (Note B)                         5,000           4,993
  Discount Note, 1.61%, Due 11/3/2004 (Note B)                        11,680          11,663
  Discount Note, 1.65%, Due 11/3/2004 (Note B)                         2,735           2,731
  Discount Note, 1.07%, Due 11/12/2004 (Note B)                        2,944           2,940
  Discount Note, 1.69%, Due 11/17/2004 (Note B)                       10,000           9,978
  Discount Note, 1.87%, Due 12/1/2004 (Note B)                         3,400           3,389
  Discount Note, 1.09%, Due 12/10/2004 (Note B)                        3,000           2,994
  Discount Note, 1.09%, Due 12/16/2004 (Note B)                        1,275           1,272
  Discount Note, 1.97%, Due 1/7/2005 (Note B)                          5,000           4,973
  Variable Rate Note, 1.47%, Due 10/3/2005 (Note C)                   16,300          16,290
  Variable Rate Note, 1.618%, Due 12/9/2005 (Note C)                  15,000          14,989
                                                                                ------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                        172,318
                                                                                ------------

TOTAL INVESTMENTS - 99.97% (COST $306,190)                                           306,190
                                                                                ------------

OTHER ASSETS, NET OF LIABILITIES - 0.03%                                                 102
                                                                                ------------

TOTAL NET ASSETS - 100%                                                         $    306,292
                                                                                ============

Based on the cost of investments of $306,190 for federal income tax purposes at September 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00 - 6.00%, Due 3/1/2024-7/1/2034, Total Value - $66,300,000;
         and at Goldman Sachs, 6.00%, Due 9/1/2034, Total Value - $70,249,000.

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

(B)      Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN AADVANTAGE FUNDS

By: /s/ William F. Quinn
    ---------------------
    William F. Quinn
    President

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    ---------------------
    William F. Quinn
    President

Date: November 29, 2004



By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 29, 2004